              As filed with the Securities and Exchange Commission.
                                                        '33 Act File No. 2-75059
                                                       '40 Act File No. 811-3330
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                          Post-Effective Amendment No. 25               /x/

                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 26                        /x/

                         NATIONWIDE VARIABLE ACCOUNT-II
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

 GORDON E. MCCUTCHAN, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216-6609
                     (Name and Address of Agent for Service)

       This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, the Statement of Additional Information and the Financial Statements.

       It is proposed that this filing will become effective (check appropriate space)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485

/X/ on October 23, 1995 pursuant to paragraph (b) of Rule 485

/ / 60 days after filing pursuant to paragraph (a) of Rule 485
/ / on (date) pursuant to paragraph (a) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

       The Registrant has registered an indefinite number of securities by a prior registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. Pursuant to Paragraph (a)(3) thereof, a non-refundable fee in the amount of $500 has been paid to the Commission. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1994, on February 22, 1995.

================================================================================


                                    1 of 131

                      SUPPLEMENT DATED OCTOBER 23, 1995 TO
                        PROSPECTUS DATED MAY 1, 1995 FOR

                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                         NATIONWIDE SEPARATE ACCOUNT- II

This Supplement updates certain information contained in your Prospectus. Please read it and keep it with your Prospectus for future reference.

I. EFFECTIVE OCTOBER 23, 1995, THE FOLLOWING UNDERLYING MUTUAL FUNDS WILL BE AVAILABLE IN THE NATIONWIDE VARIABLE ACCOUNT - II:

             Nationwide Separate Account Trust - Small Company Fund
       Strong Variable Insurance Funds, Inc. - International Stock Fund II

Accordingly, the "Summary of Contract Expenses" section located in the Prospectus is hereby amended to include the following expense information:

=================================================================================================================
                                       Management Fees               Other Expenses                Total Expenses
-----------------------------------------------------------------------------------------------------------------
NSAT - Small Company Fund                   1.00%                       0.25%                         1.25%
-----------------------------------------------------------------------------------------------------------------
Strong - International Stock Fund II        1.00%                       1.05%                         2.05%
-----------------------------------------------------------------------------------------------------------------

                                     EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts presented are derived from a formula which allows the $30 Contract Maintenance Charge to be expressed as a percentage of the average Contract account size for existing Contracts. Since the average Contract account size for Contracts issued under this prospectus is greater than $1000, the expense effect of the Contract Maintenance Charge is reduced accordingly.


-------------------------------------------------------------------------------------------------------------------------------
                                 If you surrender your          If you do not surrender          If you annuitize your
                                 Contract at the end of the     your Contract at the time of     Contract at the end of the
                                 applicable time period         the applicable time period       applicable time period
                                 ----------------------------------------------------------------------------------------------
                                 1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
-------------------------------------------------------------------------------------------------------------------------------
NSAT - Small Company Fund          98    130     171      306     28      85     144      306     *       85     144     306
-------------------------------------------------------------------------------------------------------------------------------
Strong - International Stock
  Fund II                         106    155     212      384     36     110     185      384     *      110     185     384
-------------------------------------------------------------------------------------------------------------------------------


*The Contracts sold under this Prospectus do not permit annuitizations during the first two Contract years.

                                    2 of 131

II. "APPENDIX B" OF THE PROSPECTUS IS ALSO AMENDED TO INCLUDE THE FOLLOWING INFORMATION REGARDING THE MUTUAL FUNDS:

NATIONWIDE SEPARATE ACCOUNT TRUST

         Nationwide Separate Account Trust (the "Trust") is a diversified open-end management investment company created under the laws of Massachusetts. The Trust offers shares in the five separate Mutual Funds listed below, each with its own investment objective. Currently, shares of the Trust will be sold only to life insurance company separate accounts to fund the benefits under variable life insurance policies or variable annuity contracts issued by life insurance companies. The assets of the Trust are managed by Nationwide Financial Services, Inc. of One Nationwide Plaza, Columbus, Ohio 43216, a wholly-owned subsidiary of Nationwide Life Insurance Company.

- SMALL COMPANY FUND

Investment Objective: The Fund seeks long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. Nationwide Financial Services, Inc. ("NFS"), the Fund's adviser, has employed a group of sub-advisers, each of which will manage a portion of the Fund's portfolio. These sub-advisers are the Dreyfus Corporation, Neubgerger & Berman, L.P., Pictet International Management Limited, Van Eck Associates Corporation, Strong Capital Management, Inc. and Warburg, Pincus Counsellors, Inc. The sub-advisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing a number of investment styles, NFS hopes to increase prospects for investment return and to reduce market risk and volatility.


STRONG VARIABLE INSURANCE FUNDS, INC.

         The Strong Variable Insurance Funds, Inc. is a diversified, open-end management company, commonly called a mutual fund. The Strong Discovery Fund II, Inc. ("Discovery Fund II") and Strong International Stock Fund II ("International Stock Fund II") were incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. (the "Advisor") is the investment advisor for each of the Funds.

- INTERNATIONAL STOCK FUND II

Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.


III. THE INFORMATION REGARDING THE STRONG SPECIAL FUND II, INC. WHICH MAY BE FOUND IN "APPENDIX B" OF YOUR PROSPECTUS IS HEREBY AMENDED AS FOLLOWS:

STRONG SPECIAL FUND II, INC.

         The Strong Special Fund II, Inc. ("Special Fund II") is a diversified, an open-end management company commonly called a Mutual Fund. The Special Fund II was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. (the "Advisor") is the investment advisor for the Fund.

- SPECIAL FUND II

Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

IV. THE "ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE" SECTION IS HEREBY AMENDED TO ADD "SEP-IRA CONTRACTS SOLD ON OR AFTER JANUARY 14, 1991" TO THE LIST OF CONTRACTS WHICH INCLUDES CERTAIN TAX SHELTERED ANNUITY CONTRACTS AND CERTAIN CONTRACTS SOLD IN CONJUNCTION WITH 401 CASES, FOR WHICH CDSC WILL BE WAIVED WHEN THE CONDITIONS LISTED IN THE ABOVE NAMED SECTION ARE MET.

                                    3 of 131

  V. THE "DEATH BENEFIT AT DEATH OF DESIGNATED ANNUITANT PRIOR TO ANNUITIZATION DATE" SECTION OF THE PROSPECTUS IS HEREBY AMENDED BY ADDING THE
      FOLLOWING:

         If the named Beneficiary(ies) predeceases the Annuitant, and if there is also no surviving Contingent Beneficiary, then the Death Benefit shall be paid to the Contract Owner (or the Contract Owner's Estate, if the Contract Owner is deceased).

 VI. THE SEVENTH PARAGRAPH OF THE "SYNOPSIS" SECTION AND THE LAST SENTENCE OF THE "PREMIUM TAXES" SECTION LOCATED IN THE PROSPECTUS IS HEREBY AMENDED BY ADDING THE FOLLOWING:

         The Company will waive any Contract deduction for any Premium
         Taxes assessed by the State of Pennsylvania for any Purchase Payments received by the Company on or after October 23, 1995. The Comnapny reserves the right to implement and adjust the Premium Tax charge in the future if the Pennsylvania Premium Tax laws change.

VII. THE "CONTINGENT DEFERRED SALES CHARGE" SECTION OF THE PROSPECTUS IS HEREBY AMENDED BY ADDING THE FOLLOWING:

         When a Contract is held by a Charitable Remainder Trust, the amount which may be withdrawn from this Contract without application of a Contingent Deferred Sales Charge, shall be the larger of (a) or
         (b), where (a) is:

             The amount which would otherwise be available for withdrawal without application of a Contingent Deferred Sales Charge;

         and where (b) is:

             The difference between the total Purchase Payments made to the Contract as of the date of the withdrawal, (reduced by previous withdrawals of such Purchase Payment) and the Contract Value at the close of the day prior to the date of the withdrawal.



                                    4 of 131

                         NATIONWIDE VARIABLE ACCOUNT-II
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                                   PAGE
Part A     INFORMATION REQUIRED IN A PROSPECTUS
    Item    1.  Cover page...............................................................................    6
    Item    2.  Definitions..............................................................................    8
    Item    3.  Synopsis or Highlights...................................................................   18
    Item    4.  Condensed Financial Information..........................................................   19
    Item    5.  General Description of Registrant, Depositor, and Portfolio Companies....................   30
    Item    6.  Deductions and Expenses..................................................................   31
    Item    7.  General Description of Variable Annuity Contracts........................................   35
    Item    8.  Annuity Period...........................................................................   39
    Item    9.  Death Benefit and Distributions..........................................................   42
    Item   10.  Purchases and Contract Value.............................................................   47
    Item   11.  Redemptions..............................................................................   49
    Item   12.  Taxes....................................................................................   51
    Item   13.  Legal Proceedings........................................................................   58
    Item   14.  Table of Contents of the Statement of Additional Information.............................   58

Part B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
    Item   15.  Cover Page...............................................................................   69
    Item   16.  Table of Contents........................................................................   69
    Item   17.  General Information and History..........................................................   69
    Item   18.  Services.................................................................................   69
    Item   19.  Purchase of Securities Being Offered.....................................................   69
    Item   20.  Underwriters.............................................................................   70
    Item   21.  Calculation of Performance Information...................................................   70
    Item   22.  Annuity Payments.........................................................................   72
    Item   23.  Financial Statements.....................................................................   73

Part C     OTHER INFORMATION
    Item   24.  Financial Statements and Exhibits........................................................  111
    Item   25.  Directors and Officers of the Depositor..................................................  113
    Item   26.  Persons Controlled by or Under Common Control with the Depositor or Registrant...........  115
    Item   27.  Number of Contract Owners................................................................  126
    Item   28.  Indemnification..........................................................................  126
    Item   29.  Principal Underwriter....................................................................  126
    Item   30.  Location of Accounts and Records.........................................................  126
    Item   31.  Management Services......................................................................  129
    Item   32.  Undertakings.............................................................................  129

                                    5 of 131

                        NATIONWIDE LIFE INSURANCE COMPANY
                                   Home Office
                                 P.O. Box 16609
                    Columbus, Ohio 43216-6609, 1-800-848-6331
                               TDD 1-800-238-3035
                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
                  ISSUED BY THE NATIONWIDE VARIABLE ACCOUNT-II
                      OF NATIONWIDE LIFE INSURANCE COMPANY

       The Individual Deferred Variable Annuity Contracts described in this Prospectus are flexible purchase payment contracts (collectively referred to as the "Contracts"). Reference throughout the prospectus to Individual Deferred Variable Annuity Contracts shall also mean certificates issued under Group Flexible Fund Retirement Contracts. For such Group Contracts, references to "Owner" shall mean the "Participant" unless the Plan otherwise permits or requires the Owner to exercise such rights under the authority of the Plan terms. The Contracts are sold to individuals for use in retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contracts are deferred until a selected later date.

       Purchase payments are allocated to the Nationwide Variable Account-II ("Variable Account"), a separate account of Nationwide Life Insurance Company (the "Company"). The Variable Account uses its assets to purchase shares at net asset value in one or more of the following series of the underlying Mutual Fund options:

                           AVAILABLE FOR ALL CONTRACTS
                     AMERICAN CAPITAL LIFE INVESTMENT TRUST
                American Capital Real Estate Securities Portfolio

                                     DREYFUS
Dreyfus Stock Index Fund            The Dreyfus Socially Responsible Growth Fund
                    FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Equity-Income Portfolio       Growth Portfolio       High Income Portfolio*      Overseas Portfolio

                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
Asset Manager Portfolio                                     Contrafund Portfolio
                        NATIONWIDE SEPARATE ACCOUNT TRUST
Capital Appreciation Fund      Government Bond Fund            Money Market Fund
                                Total Return Fund
        NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST (FORMERLY "ADVISERS
                               MANAGEMENT TRUST")
Growth Portfolio        Limited Maturity Bond Portfolio       Partners Portfolio
                       OPPENHEIMER VARIABLE ACCOUNT FUNDS
Oppenheimer Bond Fund                         Oppenheimer Global Securities Fund
                      Oppenheimer Multiple Strategies Fund
                     STRONG VARIABLE INSURANCE PRODUCTS FUND
Strong Discovery Fund II, Inc.                      Strong Special Fund II, Inc.
     TCI PORTFOLIOS, INC., AN AFFILIATE OF TWENTIETH CENTURY COMPANIES, INC.
TCI Balanced                       TCI Growth TCI                  International

* The High Income Porfolio may invest in lower quality debt securities commonly referred to as junk bonds.

                                    6 of 131

      VAN ECK WORLDWIDE INSURANCE TRUST (FORMERLY VAN ECK INVESTMENT TRUST) Worldwide Bond Fund (Formerly Global Bond Fund) Gold and Natural Resources Fund
                              WARBURG PINCUS TRUST
International Equity Portfolio                    Small Company Growth Portfolio

                           AVAILABLE FOR ALL CONTRACTS
           ISSUED ON OR AFTER MAY 1, 1987 AND BEFORE SEPTEMBER 1, 1989
                       AMERICAN VARIABLE INSURANCE SERIES

Growth Fund              High-Yield Bond Fund           U.S. Government/AAA-Rated Securities Fund

         This Prospectus provides you with the basic information you should know about the Individual Deferred Variable Annuity Contracts issued by the Nationwide Variable Account-II before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1995, containing further information about the Contracts and the Nationwide Variable Account-II has been filed with the Securities and Exchange Commission. You can obtain a copy without charge from Nationwide Life Insurance Company by calling the number listed above, or writing P.O. Box 16609, Columbus, Ohio 43216-6609.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1995, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 54 OF THE PROSPECTUS.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1995.

                                    7 of 131

                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.

ANNUITANT- The person actually receiving annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance.

ANNUITIZATION DATE- The date on which annuity payments actually commence.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to commence, as originally shown on the Contract Data Page of the Contract unless changed by the Owner.

ANNUITY PAYMENT OPTION- The method for making annuity payments. Several options are available under the Contract.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of Variable Annuity payments.

BENEFICIARY- The Beneficiary is the person designated to receive certain benefits under the Contract upon the death of the Designated Annuitant. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.

CODE- The Internal Revenue Code of 1986, as amended.

CONTINGENT BENEFICIARY- The Contingent Beneficiary is the person designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Designated Annuitant.

CONTINGENT DESIGNATED ANNUITANT- The Contingent Designated Annuitant may be the recipient of certain rights or benefits under this Contract when the Designated Annuitant dies before the Annuitization Date. If a Contingent Designated Annuitant is named in the application, all provisions of the Contract which are based on the death of the Designated Annuitant will be based on the death of the last survivor of the Designated Annuitant and the Contingent Designated Annuitant. The Owner's right to name a Contingent Designated Annuitant may be restricted under the provisions of any retirement or deferred compensation plan for which this Contract is issued.

CONTINGENT OWNER- A Contingent Owner succeeds to the rights of Contract Owner upon the Contract Owner's death before Annuitization. For contracts issued in the State of New York, references throughout this prospectus to "Contingent Owner" shall mean "Owner's Beneficiary."

CONTRACT ANNIVERSARY- An anniversary of the Date of Issue of the Contract.

CONTRACT OWNER (OWNER)- The Contract Owner is the person who possesses all rights under the Contract, including the right to designate and change any designations of the Contingent Owner, Designated Annuitant, Contingent Designated Annuitant, Beneficiary, Contingent Beneficiary, Annuity Payment Option, and the Annuity Commencement Date.

CONTRACT VALUE- The sum of the Variable Account Contract Value and the Fixed Account Contract Value.

                                    8 of 131

CONTRACT YEAR- Each year commencing with the Date of Issue, and each Contract Anniversary thereafter shall be a Contract Year.

DATE OF ISSUE- The date shown as the Date of Issue on the Contract Data Page of the Contract.

DEATH BENEFIT- The benefit payable upon the death of the Designated Annuitant. This benefit does not apply upon the death of the Contract Owner when the Owner and Designated Annuitant are not the same person. If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option elected.

DESIGNATED ANNUITANT- The person designated prior to the Annuitization Date to receive annuity payments. No change of Designated Annuitant may be made without the prior consent of the Company.

FIXED ACCOUNT- The Fixed Account is made up of all assets of the Company other than those in any segregated asset account.

FIXED ANNUITY- An annuity providing for payments which are guaranteed by the Company as to dollar amount during the annuity payment period.

INDIVIDUAL RETIREMENT ANNUITY- An annuity which qualifies for treatment under
Section 408 of the Internal Revenue Code.

INTEREST RATE GUARANTEE PERIOD- An Interest Rate Guarantee Period is the interval of time in which an interest rate credited to the Fixed Account under the Contract is guaranteed to remain the same. For Purchase Payments into the Fixed Account or transfers from the Variable Account, this period begins upon the date of deposit or transfer and ends at the end of the calendar quarter at least one year from deposit or transfer. At the end of an Interest Rate Guarantee Period, a new interest rate is declared with an Interest Rate Guarantee Period starting at the end of the prior period and ending at the end of the calendar quarter one year later.

MUTUAL FUND- The registered management investment companies in which the assets of the Sub-Accounts of the Variable Account will be invested.

NON-QUALIFIED CONTRACTS- Contracts not issued to Qualified Plans or Tax Sheltered Annuity Plans, or as Individual Retirement Annuities or Tax Sheltered Annuities.

NON-QUALIFIED PLANS- Retirement Plans which do not receive favorable tax treatment under the provisions of the Internal Revenue Code.

PLAN PARTICIPANT-The Plan Participant is the person for whom contributions are being made to a Qualified Plan or Tax Sheltered Annuity either through employer contributions or employee salary reduction contributions.

QUALIFIED CONTRACTS- Contracts issued under Qualified Plans.

QUALIFIED PLANS- Retirement Plans which receive favorable tax treatment under the provisions of the Internal Revenue Code, including those described in
Section 401 and 403(a) of the Internal Revenue Code.

                                    9 of 131

TAX SHELTERED ANNUITY- An annuity which qualifies for treatment under Section 403(b) of the Internal Revenue Code of 1986, as amended.

VALUATION DATE- Each day the New York Stock Exchange and the Company's Home Office is open for business or any other day during which there is a sufficient degree of trading of underlying Mutual Fund shares held by the Variable Account, such that the current value of Variable Account Accumulation Units might be materially affected.

VALUATION PERIOD- The period of time commencing at the close of business of the New York Stock Exchange and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT- A separate investment account of the Company into which Variable Account purchase payments are allocated.

VARIABLE ANNUITY- An annuity providing for payments which vary in amount with the investment experience of the Variable Account.

                                   10 of 131

                                TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS....................................................................................   3
SUMMARY OF CONTRACT EXPENSES.................................................................................   8
SYNOPSIS.....................................................................................................  13
CONDENSED FINANCIAL INFORMATION..............................................................................  14
NATIONWIDE LIFE INSURANCE COMPANY............................................................................  25
THE VARIABLE ACCOUNT.........................................................................................  25
         Underlying Mutual Fund Options......................................................................  25
         Voting Rights.......................................................................................  26
VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS............................................  26
         Mortality Risk Charge...............................................................................  26
         Expense Risk Charge.................................................................................  27
         Contingent Deferred Sales Charge....................................................................  27
         Elimination of Contingent Deferred Sales Charge.....................................................  28
         Contract Maintenance Charge and Administration Charge...............................................  29
         Premium Taxes.......................................................................................  29
         Expenses of Variable Account........................................................................  30
         Investments of the Variable Account.................................................................  30
         Right to Revoke.....................................................................................  30
         Transfers...........................................................................................  30
         Assignment..........................................................................................  31
         Loan Privilege......................................................................................  32
         Beneficiary Provisions..............................................................................  33
         Ownership Provisions................................................................................  34
         Substitution of Securities..........................................................................  34
         Contract Owner Inquiries............................................................................  34
ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT......................................................................  35
         Value of an Annuity Unit............................................................................  35
         Assumed Investment Rate.............................................................................  35
         Frequency and Amount of Annuity Payments............................................................  35
         Annuity Commencement Date...........................................................................  35
         Change in Annuity Commencement Date.................................................................  36
         Change in Form of Annuity...........................................................................  36
         Annuity Payment Options.............................................................................  36
         Death of Contract Owner.............................................................................  37
         Death Benefit at Death of Designated Annuitant Prior to the Annuitization Date......................  38
         Death Benefit After the Annuitization Date..........................................................  39
         Required Distribution for Qualified Plans or Tax Sheltered Annuities................................  39
         Required Distributions for Individual Retirement Annuities..........................................  40
         Generation-Skipping Transfers.......................................................................  41
GENERAL INFORMATION..........................................................................................  41
         Contract Owner Services.............................................................................  41
         Statements and Reports..............................................................................  42
         Allocation of Purchase Payments and Contract Value..................................................  43

                                   11 of 131

         Value of a Variable Account Accumulation Unit.......................................................  44
         Net Investment Factor...............................................................................  44
         Valuation of Assets.................................................................................  44
         Determining the Contract Value......................................................................  44
         Surrender (Redemption)..............................................................................  45
         Surrenders Under a Qualified Plan or Tax Sheltered Annuity Contract.................................  46
         Taxes...............................................................................................  47
         Non-Qualified Contracts.............................................................................  47
         Diversification.....................................................................................  49
         Charge for Tax Provisions...........................................................................  49
         Qualified Plans, Individual Retirement Annuities, Individual Retirement Accounts and Tax
           Sheltered Annuities...............................................................................  49
         Advertising.........................................................................................  50
LEGAL PROCEEDINGS............................................................................................  54
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.....................................................  54
APPENDIX A...................................................................................................  55
APPENDIX B...................................................................................................  57

                                   12 of 131

                           SUMMARY OF CONTRACT EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES

       Maximum Contingent Deferred Sales Charge(1)......................    7%
                                                                            --

-------------------------------------------------------------------------------
               RANGE OF CONTINGENT DEFERRED SALES CHARGE OVER TIME

           Number of Completed Years from        Contingent Deferred Sales Load
              Date of Purchase Payment                      Percentage
                         0                                     7%
                         1                                     6%
                         2                                     5%
                         3                                     4%
                         4                                     3%
                         5                                     2%
                         6                                     1%
                         7                                     0%
--------------------------------------------------------------------------------

                                               .
MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGE(2)..........................    $30
                                                                           ---
VARIABLE ACCOUNT ANNUAL EXPENSES

       Mortality and Expense Risk Charges..............................   1.25%
                                                                          ----
       Administration Charge...........................................   0.05%
                                                                          ----
         Total Variable Account Annual Expenses........................   1.30%
                                                                          ----

(1) Starting with the second year after a purchase payment has been made, 10% of that purchase payment may be withdrawn without imposition of a Contingent Deferred Sales Charge. This free withdrawal privilege is non-cumulative and must be used in the year available. Under current Company administrative practice the Contingent Deferred Sales Charge is waived for: (1) first year withdrawals of up to 10% of each purchase payment under Individual Retirement Annuity Contracts (IRAs as defined under Section 408 of the Internal Revenue Code of 1986) issued on or after March 1, 1993, or (2) for distributions required for the Contract to meet minimum distribution rules. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity or other Qualified Plan. The Contingent Deferred Sales Charge is imposed only against purchase payments (see "Contingent Deferred Sales Charge").

(2) The annual Contract Maintenance Charge is deducted on each Contract Anniversary and in any year in which the entire Contract Value is surrendered on the date of Surrender (see "Contract Maintenance Charge and Administration Charge").

                                   13 of 131

                   UNDERLYING MUTUAL FUND ANNUAL EXPENSES(3)
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS)


----------------------------------------------------------------------------------------------------------
                                                             Management                      Total Mutual
                                                                Fees       Other Expenses    Fund Expenses
----------------------------------------------------------------------------------------------------------
American Capital Real Estate Securities Portfolio               1.00%            0.00%            1.00%
----------------------------------------------------------------------------------------------------------
AVIS Growth Fund                                                0.46%            0.03%            0.49%
----------------------------------------------------------------------------------------------------------
AVIS High-Yield Bond Fund                                       0.51%            0.03%            0.54%
----------------------------------------------------------------------------------------------------------
AVIS U.S. Gov't/AAA Rated Securities                            0.51%            0.03%            0.54%
----------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                                        0.14%            0.26%            0.40%
----------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund                    0.00%            0.25%            0.25%
----------------------------------------------------------------------------------------------------------
Fidelity VIP-Equity-Income Portfolio                            0.52%            0.06%            0.58%
----------------------------------------------------------------------------------------------------------
Fidelity VIP-Growth Portfolio                                   0.62%            0.07%            0.69%
----------------------------------------------------------------------------------------------------------
Fidelity VIP-High Income Portfolio                              0.61%            0.10%            0.71%
----------------------------------------------------------------------------------------------------------
Fidelity VIP-Overseas Portfolio                                 0.77%            0.15%            0.92%
----------------------------------------------------------------------------------------------------------
Fidelity VIP II-Asset Manager Portfolio                         0.72%            0.07%            0.79%
----------------------------------------------------------------------------------------------------------
Fidelity VIP II-Contrafund Portfolio                            0.62%            0.27%            0.89%
----------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation Fund                                  0.50%            0.06%            0.56%
----------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund                                       0.50%            0.01%            0.51%
----------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                                          0.50%            0.04%            0.54%
----------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                                          0.50%            0.02%            0.52%
----------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers                                     0.79%            0.12%            0.91%
Management Trust-Growth Portfolio
----------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers                                     0.60%            0.13%            0.73%
Management Trust-Limited Maturity Bond Portfolio
----------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers                                     0.80%            0.50%            1.30%
Management Trust-Partners Portfolio
----------------------------------------------------------------------------------------------------------
Oppenheimer-Bond Fund                                           0.75%            0.06%            0.81%
----------------------------------------------------------------------------------------------------------
Oppenheimer-Global Securities Fund                              0.75%            0.20%            0.95%
----------------------------------------------------------------------------------------------------------
Oppenheimer-Multiple Strategies Fund                            0.74%            0.05%            0.79%
----------------------------------------------------------------------------------------------------------
Strong Discovery Fund II, Inc.                                  1.00%            0.21%            1.21%
----------------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.                                    1.00%            0.10%            1.10%
----------------------------------------------------------------------------------------------------------
TCI Portfolios-TCI Balanced                                     1.00%            0.00%            1.00%
----------------------------------------------------------------------------------------------------------
TCI Portfolios-TCI Growth                                       1.00%            0.00%            1.00%
----------------------------------------------------------------------------------------------------------
TCI Portfolios-TCI International                                1.50%            0.00%            1.50%
----------------------------------------------------------------------------------------------------------
Van Eck-Worldwide Bond Fund                                     0.75%            0.18%            0.93%
----------------------------------------------------------------------------------------------------------
Van Eck-Gold and Natural Resources Fund                         0.75%            0.21%            0.96%
----------------------------------------------------------------------------------------------------------
Warburg Pincus-International Equity Portfolio                   1.00%            0.44%            1.44%
----------------------------------------------------------------------------------------------------------
Warburg Pincus-Small Company Growth Portfolio                   0.90%            0.35%            1.25%
----------------------------------------------------------------------------------------------------------

(3) The Mutual Fund expenses shown above are assessed at the underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from contract values. These underlying Mutual Fund expenses are taken into consideration in computing each underlying Mutual Fund's net asset value, which is the share price used to calculate the unit values of the Variable Account.

                                   14 of 131

                                     EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts presented are derived from a formula which allows the $30 Contract Maintenance Charge to be expressed as a percentage of the average Contract account size for existing Contracts. Since the average Contract account size for Contracts issued under this prospectus is greater than $1000, the expense effect of the Contract Maintenance Charge is reduced accordingly.

---------------------------------------------------------------------------------------------------------------------------
                              If you surrender your Contract  If you do not surrender your   If you annuitize your Contract
                               at the end of the applicable    Contract at the end of the     at the end of the applicable
                                       time period               applicable time period               time period
---------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------------------
American Capital Real          95     122     158      280     25      77    131      280      *      77     131     280
Estate Securities Portfolio
---------------------------------------------------------------------------------------------------------------------------
AVIS-Growth Fund               90     106     131      225     20      61    104      225      *      61     104     225
---------------------------------------------------------------------------------------------------------------------------
AVIS-High-Yield Bond           90     107     134      231     20      62    107      231      *      62     107     231
Fund
---------------------------------------------------------------------------------------------------------------------------
AVIS-U.S. Gov't/AAA            90     107     134      231     20      62    107      231      *      62     107     231
Rated
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund       89     103     126      216     19      58     99      216      *      58      99     216
---------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially           87      98     118      199     17      53     91      199      *      53      91     199
Responsible Growth Fund
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP-Equity-Income     91     109     136      235     21      64    109      235      *      64     109     235
Portfolio
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP-Growth            92     112     142      247     22      67    115      247      *      67     115     247
Portfolio
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP-Overseas          94     119     154     272      24      74    127      272      *      74     127     272
Portfolio
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP-High Income
Portfolio                      92     113     143     249      22      68    116      249      *      68     116     249
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Asset     93     115     147     258      23      70    120      258      *      70     120     258
Manager Portfolio
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-          94     118     153     268      24      73    126      268      *      73     126     268
Contrafund Portfolio
---------------------------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation      90     108     135     233      20      63    108      233      *      63     108     233
Fund
---------------------------------------------------------------------------------------------------------------------------
NSAT-Government Bond           90     106     132     228      20      62    105      228      *      62     105     228
Fund
---------------------------------------------------------------------------------------------------------------------------

                                   15 of 131

---------------------------------------------------------------------------------------------------------------------------
                              If you surrender your Contract  If you do not surrender your   If you annuitize your Contract
                               at the end of the applicable    Contract at the end of the     at the end of the applicable
                                       time period               applicable time period               time period
---------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund         90     107     134      231     20     62     107     231       *      62     107     231
---------------------------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund         90     107     133      229     20     62     106     229       *      62     106     229
---------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman             94     119     154      271     24     74     127     271       *      74     127     271
Advisers Management
Trust-Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman             92     113     144      251     22     68     117     251       *      68     117     251
Advisers Management
Trust-Limited Maturity
Bond Portfolio
---------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman             98     131     174      311     28     86     147     311       *      86     147     311
Advisers Management
Trust-Partners Portfolio
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer-Bond Fund          93     116     148      260     23     71     121     260       *      71     121     260
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer-Global             94     120     156      275     24     75     129     275       *      75     129     275
Securities Fund
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer-Multiple           93     115     147      258     23     70     120     258       *      70     120     258
Strategies Fund
---------------------------------------------------------------------------------------------------------------------------
Strong Discovery Fund II,      97     128     169      302     27     83     142     302       *      83     142     302
Inc.
---------------------------------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.   96     125     164      290     26     80     137     290       *      80     137     290
---------------------------------------------------------------------------------------------------------------------------
TCI Portfolios-TCI             95     122     158      280     25     77     131     280       *      77     131     280
Balanced
---------------------------------------------------------------------------------------------------------------------------
TCI Portfolios-TCI Growth      95     122     158      280     25     77     131     280       *      77     131     280
---------------------------------------------------------------------------------------------------------------------------
TCI Portfolios-TCI            100     138     184      331     30     93     157     331       *      93     157     331
International
---------------------------------------------------------------------------------------------------------------------------
Van Eck-Worldwide              94     120     155      273     24     75     128     273       *      75     128     273
Insurance Bond Fund
---------------------------------------------------------------------------------------------------------------------------

                                   16 of 131

---------------------------------------------------------------------------------------------------------------------------
                              If you surrender your Contract  If you do not surrender your   If you annuitize your Contract
                               at the end of the applicable    Contract at the end of the     at the end of the applicable
                                       time period               applicable time period               time period
---------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------------------
Van Eck-Gold and Natural        95    121     156      276     25      76    129     276       *      76     129     276
Resources Fund
---------------------------------------------------------------------------------------------------------------------------
Warburg Pincus-                100    136     181      325     30      91    154     325       *      91     154     325
International Equity
Portfolio
---------------------------------------------------------------------------------------------------------------------------
Warburg Pincus-Small            98    130     171      306     28      85    144     306       *      85     144     306
Company Growth Portfolio
---------------------------------------------------------------------------------------------------------------------------

*The Contracts sold under this Prospectus do not permit annuitizations during the first two Contract years.

The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly when investing in the Contract. The expenses of the Nationwide Variable Account-II as well as those of the underlying Mutual Fund options are reflected in the Example. For more and complete descriptions of the expenses of the Variable Account, see "Variable Account Charges, Purchase Payments, and Other Deductions." For more and complete information regarding expenses paid out of the assets of the underlying Mutual Fund options, see the underlying Mutual Fund prospectuses. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").

                                   17 of 131

                                    SYNOPSIS

       The Company does not deduct a sales charge from purchase payments made for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions, deduct from the Contract Owner's Contract Value a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all purchase payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. This charge, when applicable, is imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").

       In addition, on each Contract Anniversary the Company will deduct an annual Contract Maintenance Charge from the Contract Value of the Contracts. The Company will also assess an Administration Charge equal to an annual rate of 0.05% of the daily net asset value of the Variable Account. These charges are to reimburse the Company for administrative expenses related to the issue and maintenance of the Contracts. The Company does not expect to recover from these charges an amount in excess of accumulated administrative expenses (see "Contract Maintenance Charge and Administration Charge").

       The Company deducts a Mortality Risk Charge equal to an annual rate of 0.80% of the daily net asset value of the Variable Account for mortality risk assumed by the Company (see "Mortality Risk Charge").

       The Company deducts an Expense Risk Charge equal to an annual rate of 0.45% of the daily net asset value of the Variable Account as compensation for the Company's risk by undertaking not to increase administrative charges on the Contracts regardless of the actual administrative costs (see "Expense Risk Charge").

       The initial first year purchase payment must be at least $1,500 for Non-Qualified Contracts. However, if periodic payments are expected by the Company, this initial first year minimum may be satisfied by purchase payments made on an annualized basis. The cumulative total of all purchase payments under a Contract may not exceed $1,000,000 without the prior consent of the Company (see "Allocation of Purchase Payments and Contract Value").

       If the Contract Value at the Annuitization Date is less than $500, the Contract Value may be distributed in one lump sum in lieu of annuity payments. If any annuity payment would be less than $20, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $20 (see "Frequency and Amount of Annuity Payments").

       Premium taxes payable to any governmental entity will be charged against the Contracts. If any such premium taxes are payable at the time purchase payments are made, the premium tax deduction will be made from the Contract prior to allocation to any underlying Mutual Fund option (see "Premium Taxes").

       To be sure that the Contract Owner is satisfied with the Contract, the Contract Owner has a ten day free look. Within ten days of the date the Contract is received, it may be returned to the home office of the Company, at the address shown on page 1 of this Prospectus. When the Contract is received by the Company, the Company will void the Contract and refund the Contract Value in full unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be return of purchase payments (see "Right to Revoke").

                                   18 of 131

CONDENSED FINANCIAL INFORMATION

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                           ACCUMULATION      ACCUMULATION        PERCENT         NUMBER OF
                           UNIT VALUE AT      UNIT VALUE        CHANGE IN       ACCUMULATION
                           BEGINNING OF         AT END        ACCUMULATION    UNITS AT END OF
          FUND                PERIOD          OF PERIOD        UNIT VALUE        THE PERIOD        YEAR
-------------------------------------------------------------------------------------------------------
American VI Series-         16.767635         16.632869           -0.80%          568,831          1994
                            ---------------------------------------------------------------------------
Growth Fund-Q               14.603954         16.767635           14.82%          614,673          1993
                            ---------------------------------------------------------------------------
                            13.356752         14.603954            9.34%          630,618          1992
                            ---------------------------------------------------------------------------
                            10.154286         13.356752           31.54%          637,666          1991
                            ---------------------------------------------------------------------------
                            10.758820         10.154286           -5.62%          612,309          1990
                            ---------------------------------------------------------------------------
                             8.912471         10.758820           20.72%          578,318          1989***
                            ---------------------------------------------------------------------------
                             7.950563          8.912471           12.10%          335,760          1988
                            ---------------------------------------------------------------------------
                            10.000000          7.950563          -20.49%          245,664          1987
-------------------------------------------------------------------------------------------------------
American VI Series -        16.767635         16.632869           -0.80%          538,005          1994
                            ---------------------------------------------------------------------------
Growth Fund-NQ              14.603954         16.767635           14.82%          573,448          1993
                            ---------------------------------------------------------------------------
                            13.356752         14.603954            9.34%          658,355          1992
                            ---------------------------------------------------------------------------
                            10.154286         13.356752           31.54%          675,796          1991
                            ---------------------------------------------------------------------------
                            10.758820         10.154286           -5.62%          709,255          1990
                            ---------------------------------------------------------------------------
                             8.912471         10.758820           20.72%          847,522          1989***
                            ---------------------------------------------------------------------------
                             7.950563          8.912471           12.10%          365,976          1988
                            ---------------------------------------------------------------------------
                            10.000000          7.950563          -20.49%          148,517          1987
-------------------------------------------------------------------------------------------------------
American VI Series -        18.696382         17.247186           -7.75%           90,073          1994
                            ---------------------------------------------------------------------------
High-Yield Bond Fund-Q      16.269615         18.696382           14.92%           97,302          1993
                            ---------------------------------------------------------------------------
                            14.656040         16.269615           11.01%           96,741          1992
                            ---------------------------------------------------------------------------
                            11.731211         14.656040           24.93%          104,317          1991
                            ---------------------------------------------------------------------------
                            11.446666         11.731211            2.49%           91,778          1990
                            ---------------------------------------------------------------------------
                            10.615988         11.446666            7.82%          107,592          1989***
                            ---------------------------------------------------------------------------
                            10.185386         10.615988            4.23%           80,266          1988
                            ---------------------------------------------------------------------------
                            10.000000         10.185386            1.85%           62,616          1987
-------------------------------------------------------------------------------------------------------
American VI Series -        18.696382         17.247186           -7.75%           63,653          1994
                            ---------------------------------------------------------------------------
High-Yield Bond Fund-NQ     16.269615         18.696382           14.92%           90,260          1993
                            ---------------------------------------------------------------------------
                            14.656040         16.269615           11.01%           85,512          1992
                            ---------------------------------------------------------------------------
                            11.731211         14.656040           24.93%           93,543          1991
                            ---------------------------------------------------------------------------
                            11.446666         11.731211            2.49%           84,258          1990
                            ---------------------------------------------------------------------------
                            10.615988         11.446666            7.82%          120,140          1989***
                            ---------------------------------------------------------------------------
                            10.185386         10.615988            4.23%           67,570          1988
                            ---------------------------------------------------------------------------
                            10.000000         10.185386            1.85%           22,009          1987
-------------------------------------------------------------------------------------------------------

                                   19 of 131

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                           ACCUMULATION      ACCUMULATION        PERCENT         NUMBER OF
                           UNIT VALUE AT      UNIT VALUE        CHANGE IN       ACCUMULATION
                           BEGINNING OF         AT END        ACCUMULATION    UNITS AT END OF
          FUND                PERIOD          OF PERIOD        UNIT VALUE        THE PERIOD        YEAR
-------------------------------------------------------------------------------------------------------
American VI Series -        16.810323         15.872495          -5.58%           346,442          1994
                            ---------------------------------------------------------------------------
U.S. Gov't/AAA-Rated        15.319654         16.810323           9.73%           414,364          1993
                            ---------------------------------------------------------------------------
Securities Fund-Q           14.425067         15.319654           6.20%           396,892          1992
                            ---------------------------------------------------------------------------
                            12.605067         14.425067          14.44%           436,968          1991
                            ---------------------------------------------------------------------------
                            11.780016         12.605067           7.00%           457,802          1990
                            ---------------------------------------------------------------------------
                            10.909251         11.780016           7.98%           493,935          1989***
                            ---------------------------------------------------------------------------
                            10.389044         10.909251           5.01%           303,920          1988
                            ---------------------------------------------------------------------------
                            10.000000         10.389044           3.89%            86,816          1987
-------------------------------------------------------------------------------------------------------
American VI Series -        16.810323         15.872495          -5.58%           272,776          1994
                            ---------------------------------------------------------------------------
U.S. Gov't/AAA-Rated        15.319654         16.810323           9.73%           365,338          1993
                            ---------------------------------------------------------------------------
Securities Fund-NQ          14.425067         15.319654           6.20%           447,387          1992
                            ---------------------------------------------------------------------------
                            12.605067         14.425067          14.44%           496,734          1991
                            ---------------------------------------------------------------------------
                            11.780016         12.605067           7.00%           528,128          1990
                            ---------------------------------------------------------------------------
                            10.909251         11.780016           7.98%           997,613          1989***
                            ---------------------------------------------------------------------------
                            10.389044         10.909251           5.01%           801,676          1988
                            ---------------------------------------------------------------------------
                            10.000000         10.389044           3.89%           167,148          1987
-------------------------------------------------------------------------------------------------------

     *** On October 20, 1989, the Company substituted shares of the American VI Series for the then existing shares of the American Life/Annuity Series. The unit values for the American VI Series started at the same unit values as the corresponding units of the American Life/Annuity Series on the date of the substitution.

                                   20 OF 131

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                           ACCUMULATION      ACCUMULATION        PERCENT         NUMBER OF
                           UNIT VALUE AT      UNIT VALUE        CHANGE IN       ACCUMULATION
                           BEGINNING OF         AT END        ACCUMULATION    UNITS AT END OF
          FUND                PERIOD          OF PERIOD        UNIT VALUE        THE PERIOD        YEAR
-------------------------------------------------------------------------------------------------------
Dreyfus Stock Index         10.130946         10.087774          -0.43%            539,188         1994
                            ---------------------------------------------------------------------------
Fund-Q                      10.000000         10.130946           1.31%            114,256         1993
-------------------------------------------------------------------------------------------------------
Dreyfus Stock Index         10.130946         10.087774          -0.43%            418,990         1994
                            ---------------------------------------------------------------------------
Fund-NQ                     10.000000         10.130946           1.31%             53,556         1993
-------------------------------------------------------------------------------------------------------
The Dreyfus Socially        10.702195         10.721141           0.18%            301,426         1994
                            ---------------------------------------------------------------------------
Resp. Growth Fund-Q         10.000000         10.702195           7.02%             32,265         1993
-------------------------------------------------------------------------------------------------------
The Dreyfus Socially        10.702195         10.721141           0.18%            263,764         1994
                            ---------------------------------------------------------------------------
Resp. Growth Fund-NQ        10.000000         10.702195           7.02%             48,396         1993
-------------------------------------------------------------------------------------------------------
Fidelity VIP - Overseas     13.646118         13.701507           0.41%         15,065,853         1994
                            ---------------------------------------------------------------------------
Portfolio-Q                 10.074553         13.646118          35.45%         11,518,590         1993
                            ---------------------------------------------------------------------------
                            11.432117         10.074553         -11.88%          5,381,715         1992
                            ---------------------------------------------------------------------------
                            10.707951         11.432117           6.76%          3,095,641         1991
                            ---------------------------------------------------------------------------
                            11.042233         10.707951          -3.03%          1,715,341         1990
                            ---------------------------------------------------------------------------
                             8.858811         11.042233          24.65%            356,389         1989
                            ---------------------------------------------------------------------------
                             8.300609          8.858811           6.72%             53,275         1988
                            ---------------------------------------------------------------------------
                            10.000000          8.300609         -16.99%                434         1987
-------------------------------------------------------------------------------------------------------
Fidelity VIP - Overseas     13.646118         13.701507           0.41%         17,550,925         1994
                            ---------------------------------------------------------------------------
Portfolio-NQ                10.074553         13.646118          35.45%          14,793,318        1993
                            ---------------------------------------------------------------------------
                            11.432117         10.074553         -11.88%           5,341,001        1992
                            ---------------------------------------------------------------------------
                            10.707951         11.432117           6.76%           3,211,265        1991
                            ---------------------------------------------------------------------------
                            11.042233         10.707951          -3.03%           1,989,713        1990
                            ---------------------------------------------------------------------------
                             8.858811         11.042233          24.65%             605,461        1989
                            ---------------------------------------------------------------------------
                             8.300609          8.858811           6.72%             167,313        1988
                            ---------------------------------------------------------------------------
                            10.000000          8.300609         -16.99%             101,502        1987
-------------------------------------------------------------------------------------------------------
Fidelity VIP - High         18.859652         18.327364          -2.82%           4,924,388        1994
                            ---------------------------------------------------------------------------
Income Portfolio-Q          15.855840         18.859652          18.94%           4,044,756        1993
                            ---------------------------------------------------------------------------
                            13.055215         15.855840          21.45%           1,837,635        1992
                            ---------------------------------------------------------------------------
                             9.778064         13.055215          33.52%             669,289        1991
                            ---------------------------------------------------------------------------
                            10.147625          9.778064          -3.64%             277,945        1990
                            ---------------------------------------------------------------------------
                            10.736745         10.147625          -5.49%             209,652        1989
                            ---------------------------------------------------------------------------
                             9.736528         10.736745          10.27%              67,813        1988
                            ---------------------------------------------------------------------------
                            10.000000          9.736528          -2.63%               5,430        1987
-------------------------------------------------------------------------------------------------------
Fidelity VIP - High         18.859652         18.327364          -2.82%           6,177,851        1994
                            ---------------------------------------------------------------------------
Income Portfolio-NQ         15.855840         18.859652          18.94%           5,307,509        1993
                            ---------------------------------------------------------------------------
                            13.055215         15.855840          21.45%           2,645,096        1992
                            ---------------------------------------------------------------------------
                             9.778064         13.055215          33.52%           1,098,412        1991
                            ---------------------------------------------------------------------------
                            10.147625          9.778064          -3.64%             425,270        1990
                            ---------------------------------------------------------------------------
                            10.736745         10.147625          -5.49%             353,195        1989
                            ---------------------------------------------------------------------------
                             9.736528         10.736745          10.27%             140,237        1988
                            ---------------------------------------------------------------------------
                            10.000000          9.736528          -2.63%              39,928        1987
-------------------------------------------------------------------------------------------------------

                                   21 OF 131

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                           ACCUMULATION      ACCUMULATION       PERCENT         NUMBER OF
                           UNIT VALUE AT      UNIT VALUE       CHANGE IN       ACCUMULATION
                           BEGINNING OF         AT END       ACCUMULATION    UNITS AT END OF
          FUND                PERIOD          OF PERIOD       UNIT VALUE        THE PERIOD        YEAR
------------------------------------------------------------------------------------------------------
Fidelity VIP - Equity-      17.644458         18.646331          5.68%          15,283,540        1994
                            --------------------------------------------------------------------------
Income Portfolio-Q          15.123262         17.644458         16.67%          10,828,747        1993
                            --------------------------------------------------------------------------
                            13.099125         15.123262         15.45%           6,712,294        1992
                            --------------------------------------------------------------------------
                            10.095775         13.099125         29.75%           4,458,956        1991
                            --------------------------------------------------------------------------
                            12.075648         10.095775        -16.40%           3,063,355        1990
                            --------------------------------------------------------------------------
                            10.425721         12.075648         15.83%           1,898,037        1989
                            --------------------------------------------------------------------------
                             8.589543         10.425721         21.38%             319,889        1988
                            --------------------------------------------------------------------------
                            10.000000          8.589543        -14.10%               8,805        1987
------------------------------------------------------------------------------------------------------
Fidelity VIP - Equity-      17.644458         18.646331          5.68%          15,217,260        1994
                            --------------------------------------------------------------------------
Income Portfolio-NQ         15.123262         17.644458         16.67%          11,195,669        1993
                            --------------------------------------------------------------------------
                            13.099125         15.123262         15.45%           6,754,475        1992
                            --------------------------------------------------------------------------
                            10.095775         13.099125         29.75%           4,614,322        1991
                            --------------------------------------------------------------------------
                            12.075648         10.095775        -16.40%           3,627,225        1990
                            --------------------------------------------------------------------------
                            10.425721         12.075648         15.83%           2,861,738        1989
                            --------------------------------------------------------------------------
                             8.589543         10.425721         21.38%             678,815        1988
                            --------------------------------------------------------------------------
                            10.000000          8.589543        -14.10%             420,904        1987
------------------------------------------------------------------------------------------------------
Fidelity VIP - Growth       25.790764         25.451479         -1.32%          11,689,858        1994
                            --------------------------------------------------------------------------
Portfolio-Q                 21.890060         25.790764         17.82%           8,260,724        1993
                            --------------------------------------------------------------------------
                            20.287900         21.890060          7.90%           5,747,021        1992
                            --------------------------------------------------------------------------
                            14.125398         20.287900         43.63%           3,088,464        1991
                            --------------------------------------------------------------------------
                            16.214983         14.125398        -12.69%           1,245,106        1990
                            --------------------------------------------------------------------------
                            12.501824         16.214983         29.70%             398,400        1989
                            --------------------------------------------------------------------------
                            10.938414         12.501824         14.29%              38,122        1988
                            --------------------------------------------------------------------------
                            10.000000         10.938414          9.38%               2,784        1987
------------------------------------------------------------------------------------------------------
Fidelity VIP - Growth       25.790764         25.451479         -1.32%          10,492,508        1994
                            --------------------------------------------------------------------------
Portfolio-NQ                21.890060         25.790764         17.82%           8,788,434        1993
                            --------------------------------------------------------------------------
                            20.287900         21.890060          7.90%           6,695,765        1992
                            --------------------------------------------------------------------------
                            14.125398         20.287900         43.63%           4,003,764        1991
                            --------------------------------------------------------------------------
                            16.214983         14.125398        -12.69%           2,190,071        1990
                            --------------------------------------------------------------------------
                            12.501824         16.214983         29.70%             857,832        1989
                            --------------------------------------------------------------------------
                            10.938414         12.501824         14.29%             105,051        1988
                            --------------------------------------------------------------------------
                            10.000000         10.938414         9.38%                  209        1987
------------------------------------------------------------------------------------------------------
Fidelity VIP II - Asset     16.874276         15.641016        -7.31%           24,788,850        1994
                            --------------------------------------------------------------------------
Manager Portfolio-Q         14.123234         16.874276        19.48%           17,438,762        1993
                            --------------------------------------------------------------------------
                            12.789976         14.123234        10.42%            6,977,842        1992
                            --------------------------------------------------------------------------
                            10.572963         12.789976        20.97%            2,513,661        1991
                            --------------------------------------------------------------------------
                            10.028081         10.572963         5.43%              729,271        1990
                            --------------------------------------------------------------------------
                            10.000000         10.028081         0.28%              124,631        1989
------------------------------------------------------------------------------------------------------

                                   22 OF 131

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                           ACCUMULATION      ACCUMULATION        PERCENT         NUMBER OF
                           UNIT VALUE AT      UNIT VALUE        CHANGE IN       ACCUMULATION
                           BEGINNING OF         AT END        ACCUMULATION    UNITS AT END OF
          FUND                PERIOD          OF PERIOD        UNIT VALUE        THE PERIOD         YEAR
--------------------------------------------------------------------------------------------------------
Fidelity VIP II - Asset      16.874276         15.641016        -7.31%           20,692,145         1994
                             ---------------------------------------------------------------------------
Manager Portfolio-NQ         14.123234         16.874276        19.48%           16,652,403         1993
                             ---------------------------------------------------------------------------
                             12.789976         14.123234        10.42%            6,313,629         1992
                             ---------------------------------------------------------------------------
                             10.572963         12.789976        20.97%            1,991,456         1991
                             ---------------------------------------------------------------------------
                             10.028081         10.572963         5.43%              696,595         1990
                             ---------------------------------------------------------------------------
                             10.000000         10.028081         0.28%              161,084         1989
--------------------------------------------------------------------------------------------------------
Nationwide-SAT Capital       11.564256         11.311683        -2.18%              890,035         1994
                             ---------------------------------------------------------------------------
Appreciation Fund-Q          10.689287         11.564256         8.19%              545,013         1993
                             ---------------------------------------------------------------------------
                             10.000000         10.689287         6.89%              189,896         1992
--------------------------------------------------------------------------------------------------------
Nationwide-SAT Capital       11.564256         11.311683        -2.18%              897,902         1994
                             ---------------------------------------------------------------------------
Appreciation Fund-NQ         10.689287         11.564256         8.19%              549,294         1993
                             ---------------------------------------------------------------------------
                             10.000000         10.689287         6.89%              551,252         1992
--------------------------------------------------------------------------------------------------------
Nationwide-SAT               26.497619         25.309101        -4.49%            4,217,320         1994
                             ---------------------------------------------------------------------------
Government Bond              24.513489         26.497619         8.09%            4,093,697         1993
                             ---------------------------------------------------------------------------
Fund-Q                       23.025331         24.513489         6.46%            3,388,192         1992
                             ---------------------------------------------------------------------------
                             19.989831         23.025331        15.19%            2,396,577         1991
                             ---------------------------------------------------------------------------
                             18.497836         19.989831         8.07%            1,366,952         1990
                             ---------------------------------------------------------------------------
                             16.442690         18.497836        12.64%              769,336         1989
                             ---------------------------------------------------------------------------
                             15.416798         16.442690         6.65%              397,372         1988
                             ---------------------------------------------------------------------------
                             15.399065         15.416798         0.12%              345,246         1987
                             ---------------------------------------------------------------------------
                             13.540778         15.399065        13.72%              202,054         1986
                             ---------------------------------------------------------------------------
                             11.790783         13.540778        14.84%              154,882         1985
                             ---------------------------------------------------------------------------
                             10.615115         11.790783        11.08%               82,156         1984
--------------------------------------------------------------------------------------------------------
Nationwide-SAT               26.427634         25.242252        -4.49%            3,855,380         1994
                             ---------------------------------------------------------------------------
Government Bond              24.448737         26.427634         8.09%            4,068,930         1993
                             ---------------------------------------------------------------------------
Fund-NQ                      22.964507         24.448737         6.46%            3,746,706         1992
                             ---------------------------------------------------------------------------
                             19.937021         22.964507        15.19%            3,069,935         1991
                             ---------------------------------------------------------------------------
                             18.448970         19.937021         8.07%            2,213,029         1990
                             ---------------------------------------------------------------------------
                             16.399248         18.448970        12.50%            1,776,299         1989
                             ---------------------------------------------------------------------------
                             15.376062         16.399248         6.65%            1,568,736         1988
                             ---------------------------------------------------------------------------
                             15.358367         15.376062         0.12%            1,514,167         1987
                             ---------------------------------------------------------------------------
                             13.504987         15.358367        13.72%            1,661,130         1986
                             ---------------------------------------------------------------------------
                             11.759616         13.504987        14.84%            1,044,745         1985
                             ---------------------------------------------------------------------------
                             10.587056         11.759616        11.08%              820,872         1984
--------------------------------------------------------------------------------------------------------

                                   23 OF 131

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                           ACCUMULATION      ACCUMULATION        PERCENT         NUMBER OF
                           UNIT VALUE AT      UNIT VALUE        CHANGE IN       ACCUMULATION
                           BEGINNING OF         AT END        ACCUMULATION    UNITS AT END OF
          FUND                PERIOD          OF PERIOD        UNIT VALUE        THE PERIOD         YEAR
--------------------------------------------------------------------------------------------------------
Nationwide-SAT Money         19.951530         20.457373          2.54%          11,466,217         1994
                             ---------------------------------------------------------------------------
Market Fund-Q*               19.672720         19.951530          1.42%           5,669,948         1993
                             ---------------------------------------------------------------------------
                             19.275668         19.672720          2.06%           5,743,893         1992
                             ---------------------------------------------------------------------------
                             18.453701         19.275668          4.45%           5,848,337         1991
                             ---------------------------------------------------------------------------
                             17.301093         18.453701          6.66%           4,869,455         1990
                             ---------------------------------------------------------------------------
                             16.070303         17.301093          7.66%           1,988,984         1989
                             ---------------------------------------------------------------------------
                             15.171173         16.070303          5.93%           1,232,073         1988
                             ---------------------------------------------------------------------------
                             14.441015         15.171173          5.06%             646,540         1987
                             ---------------------------------------------------------------------------
                             13.730155         14.441015          5.18%             352,785         1986
                             ---------------------------------------------------------------------------
                             12.851563         13.730155          6.84%             359,173         1985
                             ---------------------------------------------------------------------------
                             11.777624         12.851563          9.12%             362,817         1984
--------------------------------------------------------------------------------------------------------
Nationwide-SAT Money         19.951530         20.457373          2.54%          16,632,423         1994
                             ---------------------------------------------------------------------------
Market Fund-NQ               19.672720         19.951530          1.42%           8,583,554         1993
                             ---------------------------------------------------------------------------
                             19.275668         19.672720          2.06%           7,286,887         1992
                             ---------------------------------------------------------------------------
                             18.453701         19.275668          4.45%           7,417,882         1991
                             ---------------------------------------------------------------------------
                             17.301093         18.453701          6.66%           7,729,382         1990
                             ---------------------------------------------------------------------------
                             16.070303         17.301093          7.66%           5,325,942         1989
                             ---------------------------------------------------------------------------
                             15.171173         16.070303          5.93%           5,407,347         1988
                             ---------------------------------------------------------------------------
                             14.441015         15.171173          5.06%           5,181,222         1987
                             ---------------------------------------------------------------------------
                             13.730155         14.441015          5.18%           3,345,080         1986
                             ---------------------------------------------------------------------------
                             12.851563         13.730155          6.84%           3,748,407         1985
                             ---------------------------------------------------------------------------
                             11.777624         12.851563          9.12%           7,316,882         1984
--------------------------------------------------------------------------------------------------------

    *The 7-day yield on the Money Market Fund as of December 30, 1994 was 5.65%.

                                   24 OF 131

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                           ACCUMULATION      ACCUMULATION        PERCENT         NUMBER OF
                           UNIT VALUE AT      UNIT VALUE        CHANGE IN       ACCUMULATION
                           BEGINNING OF         AT END        ACCUMULATION    UNITS AT END OF
          FUND                PERIOD          OF PERIOD        UNIT VALUE        THE PERIOD         YEAR
--------------------------------------------------------------------------------------------------------
Nationwide-SAT Total         41.023082         40.926247         -0.24%           2,189,971         1994
                             ---------------------------------------------------------------------------
Return Fund-Q                37.471598         41.023082          9.48%           1,747,873         1993
                             ---------------------------------------------------------------------------
                             35.094975         37.471598          6.77%           1,417,457         1992
                             ---------------------------------------------------------------------------
                             25.674744         35.094975         36.69%             905,547         1991
                             ---------------------------------------------------------------------------
                             28.286971         25.674744         -9.23%             720,473         1990
                             ---------------------------------------------------------------------------
                             25.311336         28.286971         11.76%             604,552         1989
                             ---------------------------------------------------------------------------
                             21.361366         25.311336         18.49%             467,922         1988
                             ---------------------------------------------------------------------------
                             21.799104         21.361366         -2.01%             542,976         1987
                             ---------------------------------------------------------------------------
                             18.369602         21.799104         18.67%             258,649         1986
                             ---------------------------------------------------------------------------
                             13.890710         18.369602         32.24%             248,389         1985
                             ---------------------------------------------------------------------------
                             12.156148         13.890710         14.27%             223,980         1984
--------------------------------------------------------------------------------------------------------
Nationwide-SAT Total         39.966728         39.872391         -0.24%           2,396,609         1994
                             ---------------------------------------------------------------------------
Return Fund-NQ               36.506693         39.966728          9.48%           2,125,354         1993
                             ---------------------------------------------------------------------------
                             34.191261         36.506693          6.77%           2,066,486         1992
                             ---------------------------------------------------------------------------
                             25.013609         34.191261         36.69%           1,759,891         1991
                             ---------------------------------------------------------------------------
                             27.558577         25.013609         -9.23%           1,524,116         1990
                             ---------------------------------------------------------------------------
                             24.659571         27.558577         11.76%           1,576,425         1989
                             ---------------------------------------------------------------------------
                             20.811313         24.659571         18.49%           1,429,315         1988
                             ---------------------------------------------------------------------------
                             21.237770         20.811313         -2.01%           2,024,376         1987
                             ---------------------------------------------------------------------------
                             17.896579         21.237770         18.67%           2,057,031         1986
                             ---------------------------------------------------------------------------
                             13.533020         17.896579         32.24%           2,022,185         1985
                             ---------------------------------------------------------------------------
                             11.615771         13.533020         16.51%           1,847,410         1984
--------------------------------------------------------------------------------------------------------
Neuberger & Berman           22.656907         21.247525         -6.22%           4,909,356         1994
                             ---------------------------------------------------------------------------
Advisers Management          21.495392         22.656907          5.40%           4,959,418         1993
                             ---------------------------------------------------------------------------
Growth Portfolio-Q           19.882145         21.495392          8.11%           4,432,865         1992
                             ---------------------------------------------------------------------------
                             15.527030         19.882145         28.05%           3,336,332         1991
                             ---------------------------------------------------------------------------
                             17.135185         15.527030         -9.39%           1,761,170         1990
                             ---------------------------------------------------------------------------
                             13.408445         17.135185         27.79%             751,612         1989
                             ---------------------------------------------------------------------------
                             10.783816         13.408445         24.34%             109,355         1988
                             ---------------------------------------------------------------------------
                             10.000000         10.783816          7.84%                 353         1987
--------------------------------------------------------------------------------------------------------
Neuberger & Berman           22.656907         21.247525         -6.22%           4,342,056         1994
                             ---------------------------------------------------------------------------
Advisers Management          21.495392         22.656907          5.40%           4,728,052         1993
                             ---------------------------------------------------------------------------
Growth Portfolio-NQ          19.882145         21.495392          8.11%           4,843,969         1992
                             ---------------------------------------------------------------------------
                             15.527030         19.882145         28.05%           3,982,667         1991
                             ---------------------------------------------------------------------------
                             17.135185         15.527030         -9.39%           2,294,185         1990
                             ---------------------------------------------------------------------------
                             13.408445         17.135185         27.79%           1,363,755         1989
                             ---------------------------------------------------------------------------
                             10.783816         13.408445         24.34%             291,414         1988
                             ---------------------------------------------------------------------------
                             10.000000         10.783816          7.84%                 701         1987
--------------------------------------------------------------------------------------------------------

                                   25 OF 131

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                           ACCUMULATION      ACCUMULATION        PERCENT         NUMBER OF
                           UNIT VALUE AT      UNIT VALUE        CHANGE IN       ACCUMULATION
                           BEGINNING OF         AT END        ACCUMULATION    UNITS AT END OF
          FUND                PERIOD          OF PERIOD        UNIT VALUE        THE PERIOD          YEAR
---------------------------------------------------------------------------------------------------------
Neuberger & Berman           15.115753         14.896724        -1.45%             3,859,535         1994
                             ----------------------------------------------------------------------------
Advisers Management          14.362908         15.115753         5.24%             5,013,322         1993
                             ----------------------------------------------------------------------------
Limited Maturity Bond        13.836035         14.362908         3.81%             3,563,619         1992
                             ----------------------------------------------------------------------------
Portfolio-Q                  12.589849         13.836035         9.90%             1,462,609         1991
                             ----------------------------------------------------------------------------
                             11.776036         12.589849         6.91%               720,644         1990
                             ----------------------------------------------------------------------------
                             10.770188         11.776036         9.34%               303,493         1989
                             ----------------------------------------------------------------------------
                             10.182117         10.770188         5.78%               104,283         1988
                             ----------------------------------------------------------------------------
                             10.000000         10.182117         1.82%                   645         1987
---------------------------------------------------------------------------------------------------------
Neuberger & Berman           15.115753         14.896724        -1.45%             4,238,249         1994
                             ----------------------------------------------------------------------------
Advisers Management          14.362908         15.115753         5.24%             5,023,386         1993
                             ----------------------------------------------------------------------------
Limited Maturity Bond        13.836035         14.362908         3.81%             3,217,005         1992
                             ----------------------------------------------------------------------------
Portfolio-NQ                 12.589849         13.836035         9.90%             1,326,257         1991
                             ----------------------------------------------------------------------------
                             11.776036         12.589849         6.91%               676,768         1990
                             ----------------------------------------------------------------------------
                             10.770188         11.776036         9.34%               299,695         1989
                             ----------------------------------------------------------------------------
                             10.182117         10.770188         5.78%               101,445         1988
                             ----------------------------------------------------------------------------
                             10.000000         10.182117         1.82%                    99         1987
---------------------------------------------------------------------------------------------------------
Neuberger & Berman           10.000000         10.017795         0.18%               223,285         1994
                             ----------------------------------------------------------------------------
Advisers Management
Trust-Partners
Portfolio-Q
---------------------------------------------------------------------------------------------------------
Neuberger & Berman           10.000000         10.017795         0.18%               324,320         1994
                             ----------------------------------------------------------------------------
Advisers Management
Trust-Partners
Portfolio-
NQ
---------------------------------------------------------------------------------------------------------
Oppenheimer Multiple         13.655607         13.216172        -3.22%               3,897,893       1994
                             ----------------------------------------------------------------------------
Strategies Fund-Q            11.932236         13.655607        14.44%               2,951,734       1993
                             ----------------------------------------------------------------------------
                             11.091678         11.932236         7.58%               1,837,408       1992
                             ----------------------------------------------------------------------------
                              9.565675         11.091678        15.95%               1,118,029       1991
                             ----------------------------------------------------------------------------
                              9.880485          9.565675        -3.19%                 643,641       1990
                             ----------------------------------------------------------------------------
                             10.000000          9.880485        -1.20%                 139,332       1989
---------------------------------------------------------------------------------------------------------
Oppenheimer Multiple         13.655607         13.216172        -3.22%               3,363,638       1994
                             ----------------------------------------------------------------------------
Strategies Fund-NQ           11.932236         13.655607        14.44%               2,677,668       1993
                             ----------------------------------------------------------------------------
                             11.091678         11.932236         7.58%               1,697,934       1992
                             ----------------------------------------------------------------------------
                              9.565675         11.091678        15.95%               1,012,431       1991
                             ----------------------------------------------------------------------------
                              9.880485          9.565675        -3.19%                 603,205       1990
                             ----------------------------------------------------------------------------
                             10.000000          9.880485        -1.20%                 184,606       1989
---------------------------------------------------------------------------------------------------------

                                   26 OF 131

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                           ACCUMULATION     ACCUMULATION         PERCENT          NUMBER OF
                          UNIT VALUE AT      UNIT VALUE         CHANGE IN       ACCUMULATION
                           BEGINNING OF        AT END         ACCUMULATION     UNITS AT END OF
          FUND                PERIOD          OF PERIOD        UNIT VALUE        THE PERIOD          YEAR
---------------------------------------------------------------------------------------------------------
Oppenheimer Bond             15.013579        14.531774         -3.21%            2,694,486          1994
                             ----------------------------------------------------------------------------
Fund-Q                       13.456350        15.013579         11.57%            2,304,838          1993
                             ----------------------------------------------------------------------------
                             12.801628        13.456350         5.11%             1,429,504          1992
                             ----------------------------------------------------------------------------
                             11.026344        12.801628         16.10%              609,779          1991
                             ----------------------------------------------------------------------------
                             10.352435        11.026344         6.51%               193,600          1990
                             ----------------------------------------------------------------------------
                             10.000000        10.352435         3.52%                64,637          1989
---------------------------------------------------------------------------------------------------------
Oppenheimer Bond             15.013579        14.531774         -3.21%            2,666,115          1994
                             ----------------------------------------------------------------------------
Fund-NQ                      13.456350        15.013579         11.57%            2,249,484          1993
                             ----------------------------------------------------------------------------
                             12.801628        13.456350         5.11%             1,407,269          1992
                             ----------------------------------------------------------------------------
                             11.026344        12.801628         16.10%              627,014          1991
                             ----------------------------------------------------------------------------
                             10.352435        11.026344         6.51%               243,677          1990
                             ----------------------------------------------------------------------------
                             10.000000        10.352435         3.52%                56,538          1989
---------------------------------------------------------------------------------------------------------
Oppenheimer Global           12.151882        11.307851         -6.95%            6,376,101          1994
                             ----------------------------------------------------------------------------
Securities Fund-Q            10.000000        12.151882         21.52%            1,254,946          1993
---------------------------------------------------------------------------------------------------------
Oppenheimer Global           12.151882        11.307851         -6.95%            6,373,740          1994
                             ----------------------------------------------------------------------------
Securities Fund-NQ           10.000000        12.151882         21.52%            1,833,969          1993
---------------------------------------------------------------------------------------------------------
Strong Discovery             13.003747        12.143604         -6.61%            3,921,214          1994
                             ----------------------------------------------------------------------------
Fund II, Inc.-Q              10.796708        13.003747         20.44%            2,178,730          1993
                             ----------------------------------------------------------------------------
                             10.000000        10.796708         7.97%             1,002,256          1992
---------------------------------------------------------------------------------------------------------
Strong Discovery             13.003747        12.143604         -6.61%            4,385,371          1994
                             ----------------------------------------------------------------------------
Fund II, Inc.-NQ             10.796708        13.003747         20.44%            3,188,982          1993
                             ----------------------------------------------------------------------------
                             10.000000        10.796708         7.97%             1,433,375          1992
---------------------------------------------------------------------------------------------------------
Strong Special               14.230988        14.551898         2.26%             8,576,003          1994
                             ----------------------------------------------------------------------------
Fund II, Inc.-Q              11.519061        14.230988         23.54%            4,733,084          1993
                             ----------------------------------------------------------------------------
                             10.000000        11.519061         15.19%            1,132,322          1992
---------------------------------------------------------------------------------------------------------
Strong Special               14.230988        14.551898         2.26%             8,937,552          1994
                             ----------------------------------------------------------------------------
Fund II, Inc.-NQ             11.519061        14.230988         23.54%            5,766,194          1993
                             ----------------------------------------------------------------------------
                             10.000000        11.519061         15.19%            1,281,636          1992
---------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.         10.876699        10.801286         -0.69%            2,670,990          1994
                             ----------------------------------------------------------------------------
TCI Balanced-Q               10.232829        10.876699         6.29%             2,039,118          1993
                             ----------------------------------------------------------------------------
                             10.000000        10.232829         2.33%             1,233,110          1992
---------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.         10.876699        10.801286         -0.69%            2,324,933          1994
                             ----------------------------------------------------------------------------
TCI Balanced-NQ              10.232829        10.876699         6.29%             2,073,593          1993
                             ----------------------------------------------------------------------------
                             10.000000        10.232829         2.33%             1,301,248          1992
---------------------------------------------------------------------------------------------------------

                                   27 of 131

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                            ACCUMULATION     ACCUMULATION        PERCENT          NUMBER OF
                           UNIT VALUE AT      UNIT VALUE        CHANGE IN       ACCUMULATION
                            BEGINNING OF        AT END         ACCUMULATION    UNITS AT END OF
          FUND                 PERIOD          OF PERIOD        UNIT VALUE       THE PERIOD          YEAR
---------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.         19.864882        19.378026         -2.45%             9,394,094         1994
                             ----------------------------------------------------------------------------
TCI Growth-Q                 18.244594        19.864882          8.88%             8,366,010         1993
                             ----------------------------------------------------------------------------
                             18.736465        18.244594         -2.63%             7,578,213         1992
                             ----------------------------------------------------------------------------
                             13.379768        18.736465         40.04%             4,222,602         1991
                             ----------------------------------------------------------------------------
                             13.732668        13.379768         -2.57%             1,954,531         1990
                             ----------------------------------------------------------------------------
                             10.801278        13.732668         27.14%               548,848         1989
                             ----------------------------------------------------------------------------
                             11.201686        10.801278         -3.57%               224,112         1988
                             ----------------------------------------------------------------------------
                             10.000000        11.201686         12.02%                 9,178         1987
---------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.         19.864882        19.378026         -2.45%             7,577,109         1994
                             ----------------------------------------------------------------------------
TCI Growth-NQ                18.244594        19.864882          8.88%             7,513,748         1993
                             ----------------------------------------------------------------------------
                             18.736465        18.244594         -2.63%             8,116,485         1992
                             ----------------------------------------------------------------------------
                             13.379768        18.736465         40.04%             5,428,104         1991
                             ----------------------------------------------------------------------------
                             13.732668        13.379768         -2.57%             2,629,880         1990
                             ----------------------------------------------------------------------------
                             10.801278        13.732668         27.14%               974,118         1989
                             ----------------------------------------------------------------------------
                             11.201686        10.801278         -3.57%               348,954         1988
                             ----------------------------------------------------------------------------
                             10.000000        11.201686         12.02%                 9,741         1987
---------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.         10.000000        9.392316          -6.08%               688,372         1994
                             ----------------------------------------------------------------------------
TCI International-Q

---------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.         10.000000        9.392316          -6.08%               845,551         1994
                             ----------------------------------------------------------------------------
TCI International-NQ

---------------------------------------------------------------------------------------------------------
Van Eck Worldwide            12.798654        12.465907         -2.60%             2,731,900         1994
                             ----------------------------------------------------------------------------
Insurance Trust -            12.031194        12.798654          6.38%             2,906,303         1993
                             ----------------------------------------------------------------------------
Worldwide Bond Fund-Q        12.872259        12.031194         -6.53%             2,263,731         1992
                             ----------------------------------------------------------------------------
                             11.012132        12.872259         16.89%             1,132,905         1991
                             ----------------------------------------------------------------------------
                             10.027192        11.012132          9.82%               453,396         1990
                             ----------------------------------------------------------------------------
                             10.000000        10.027192          0.27%                27,550         1989
---------------------------------------------------------------------------------------------------------
Van Eck Worldwide            12.798654        12.465907         -2.60%             3,204,016         1994
                             ----------------------------------------------------------------------------
Insurance Trust -            12.031194        12.798654          6.38%             3,619,098         1993
                             ----------------------------------------------------------------------------
Worldwide Bond Fund-NQ       12.872259        12.031194         -6.53%             2,707,532         1992
                             ----------------------------------------------------------------------------
                             11.012132        12.872259         16.89%             1,168,830         1991
                             ----------------------------------------------------------------------------
                             10.027192        11.012132          9.82%               497,712         1990
                             ----------------------------------------------------------------------------
                             10.000000        10.027192          0.27%                51,091         1989
---------------------------------------------------------------------------------------------------------

                                   28 of 131

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                            ACCUMULATION     ACCUMULATION        PERCENT          NUMBER OF
                           UNIT VALUE AT      UNIT VALUE        CHANGE IN       ACCUMULATION
                            BEGINNING OF        AT END         ACCUMULATION    UNITS AT END OF
          FUND                 PERIOD          OF PERIOD        UNIT VALUE       THE PERIOD         YEAR
--------------------------------------------------------------------------------------------------------
Van Eck Worldwide            13.544828        12.728311         -6.03%            3,213,104         1994
                             ---------------------------------------------------------------------------
Insurance Trust-Gold and      8.325308        13.544828         62.69%            2,189,942         1993
                             ---------------------------------------------------------------------------
Nat. Resources Fund-Q         8.795164         8.325308         -5.34%              800,912         1992
                             ---------------------------------------------------------------------------
                              9.175494         8.795164         -4.15%              449,387         1991
                             ---------------------------------------------------------------------------
                             10.823789         9.175494        -15.23%              337,698         1990
                             ---------------------------------------------------------------------------
                             10.000000        10.823789          8.24%               44,378         1989
--------------------------------------------------------------------------------------------------------
Van Eck Worldwide            13.544828        12.728311         -6.03%            4,473,812         1994
                             ---------------------------------------------------------------------------
Insurance Trust-Gold and      8.325308        13.544828         62.69%            3,344,681         1993
                             ---------------------------------------------------------------------------
Nat. Resources Fund-NQ        8.795164         8.325308         -5.34%              960,152         1992
                             ---------------------------------------------------------------------------
                              9.175494         8.795164         -4.15%              565,314         1991
                             ---------------------------------------------------------------------------
                             10.823789         9.175494        -15.23%              475,693         1990
                             ---------------------------------------------------------------------------
                             10.000000        10.823789          8.24%               83,552         1989
--------------------------------------------------------------------------------------------------------

                                   29 of 131

                        NATIONWIDE LIFE INSURANCE COMPANY

    The Company is a stock life insurance company organized under the laws of the State of Ohio in March 1929. The Company is a member of the "Nationwide Insurance Enterprise," with its home office at One Nationwide Plaza, Columbus, Ohio 43216-6609. The Company offers a complete line of life insurance, including annuities and accident and health insurance. It is admitted to do business in the District of Columbia, Puerto Rico and in all states.

                              THE VARIABLE ACCOUNT

    The Variable Account was established by the Company on October 7, 1981, pursuant to the provisions of Ohio law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

    The Variable Account is a separate investment account of the Company and as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses, whether or not realized, from the assets of the Variable Account are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

    Purchase payments are allocated within the Variable Account among one or more sub-accounts made up of shares in the underlying Mutual Fund option(s) designated by the Contract Owner. There are two sub-accounts within the Variable Account for each of the underlying Mutual Fund options which may be designated by the Contract Owner. One such sub-account contains the underlying Mutual Funds shares attributable to Accumulation Units under Qualified Contracts and one such sub-account contains the underlying Mutual Funds shares attributable to Accumulation Units under Non-Qualified Contracts.

UNDERLYING MUTUAL FUND OPTIONS

    Contract Owners may choose from among a number of different underlying Mutual Fund options. (See Appendix B which contains a summary of investment objectives for each underlying Mutual Fund option.) More detailed information may be found in the current prospectus for each underlying Mutual Fund offered. Such a prospectus for the Mutual Fund option(s) being considered must accompany this Prospectus and should be read in conjunction herewith. A copy of each prospectus may be obtained without charge from Nationwide Life Insurance Company by calling 1-800-243-6295, TDD 1-800-238-3035, or writing P.O. Box 16609,
Columbus, Ohio 43216-6609.

    The underlying Mutual Fund options may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although the Company does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the underlying Mutual Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the

                                   30 of 131

Contract Owners and those of other companies, or some other reason. In the event of conflict, the Company will take any steps necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying Mutual Fund or Mutual Funds which are involved in the conflict.

VOTING RIGHTS

    Voting rights under the Contracts apply ONLY with respect to purchase payments or accumulated amounts allocated to the Variable Account.

    In accordance with its view of present applicable law, the Company will vote the shares of the underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders of the underlying Mutual Funds in accordance with instructions received from persons whose Contract Value is measured by units in the Variable Account. However, if the Investment Company Act of 1940 or any Regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the underlying Mutual Funds in its own right, it may elect to do so.

    The person having the voting interest under a Contract shall be the Contract Owner. The number of shares held in the Variable Account which is attributable to each Contract Owner is determined by dividing the Contract Owner's interest in the Variable Account by the net asset value of the applicable share of the underlying Mutual Funds.

    The number of shares held in the Variable Account which is attributable to each Contract is determined by dividing the reserve for such Contract by the net asset value of one share.

    The number of shares which a person has the right to vote will be determined as of the date to be chosen by the Company not more than 90 days prior to the meeting of the underlying Mutual Fund and voting instructions will be solicited by written communication at least 21 days prior to such meeting.

    Underlying Mutual Fund shares held in the Variable Account as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all Contracts participating in the Variable Account.

    Each person having the voting interest in the Variable Account will receive periodic reports relating to the underlying Mutual Fund, proxy material and a form with which to give such voting instructions with respect to the proportion of the underlying Mutual Fund shares held in the Variable Account corresponding to his or her interest in the Variable Account.

        VARIABLE ACCOUNT CHARGES, PURCHASE PAYMENTS, AND OTHER DEDUCTIONS

MORTALITY RISK CHARGE

    The Company assumes a "mortality risk" that variable annuity payments will not be affected by the death rates of persons receiving such payments or of the general population by virtue of annuity rates incorporated in the Contract which cannot be changed.

    For assuming this mortality risk, the Company deducts a Mortality Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 0.80% of the

                                   31 of 131
daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.

EXPENSE RISK CHARGE

    The Company will not increase charges for administration of the Contracts regardless of its actual expenses. For assuming this expense risk, the Company deducts an Expense Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 0.45% of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.

CONTINGENT DEFERRED SALES CHARGE

    No deduction for a sales charge is made from the purchase payments for these Contracts. However, the Contingent Deferred Sales Charge, referred to below, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. The Company attempts to recover its distribution costs relating to the sale of the Contracts from the Contingent Deferred Sales Charge. Any shortfall will be made up from the General Account of the Company, which may indirectly include portions of the Mortality and Expense Risk Charges, since the Company expects to generate a profit from these charges. The maximum amount that may be paid to a selling agent on the sale of these Contracts is 5.25% of purchase payments.

    If part or all of the Contract Value is surrendered, a Contingent Deferred Sales Charge will be made by the Company. For purposes of the Contingent Deferred Sales Charge, surrenders under a Contract come first from the purchase payments which have been on deposit under the Contract for the longest time period. (For tax purposes, a surrender is treated as a withdrawal of earnings first.) This charge will apply in the amounts set forth below to purchase payments within the time periods set forth. In no event will any Contingent Deferred Sales Charge be made against any values which have been held under the Contract for at least 84 months, or to commencement of an annuity payout under Contracts which have been in effect for at least two years or upon the death of the Designated Annuitant.

    The Contingent Deferred Sales Charge applies to purchase payments as follows for Contracts issued on or after December 15, 1988:

    NUMBER OF COMPLETED          CONTINGENT DEFERRED         NUMBER OF COMPLETED         CONTINGENT DEFERRED
     YEARS FROM DATE OF             SALES CHARGE             YEARS FROM DATE OF             SALES CHARGE
      PURCHASE PAYMENT               PERCENTAGE               PURCHASE PAYMENT               PERCENTAGE
             0                           7%                           4                          3%
             1                           6%                           5                          2%
             2                           5%                           6                          1%
             3                           4%                           7                          0%

                                   32 of 131

Starting with the second year after a purchase payment has been made under the Contract, 10%of that purchase payment may be withdrawn each year without imposition of the Contingent Deferred Sales Charge. This free withdrawal privilege is non-cumulative and will not exceed 10% of the purchase payment in any year. Under current Company administrative practice the Contingent Deferred Sales Charge is waived for either: (1) first year withdrawals of up to 10% of each purchase payment under Individual Retirement Annuity contracts (IRAs as defined under Section 408 of the Internal Revenue Code of 1986) issued on or after March 1, 1993, or (2) for distributions required for the Contract to meet minimum distribution rules. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity or other Qualified Plan. No sales charges are deducted on redemption proceeds that are transferred to the Fixed Account option of this annuity.

    For Contracts issued prior to December 15, 1988, a Contingent Deferred Sales charge will be made by the Company equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender, or the amount surrendered. For Contracts issued prior to December 15, 1988 the Contract Owner may, after the first year from the date of each purchase payment, withdraw without a Contingent Deferred Sales Charge, up to 5% of that purchase payment for each year that the purchase payment has remained on deposit (less the amount of such purchase payment previously surrendered free of charge).

ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

    For Tax Sheltered Annuity Contracts issued on or after December 17, 1990 and Qualified Contracts sold in conjunction with 401 cases sold on or after January 14, 1991, the Company will waive the Contingent Deferred Sales Charge when:

    A. the Plan Participant experiences a case of hardship (as provided in Code Section 403(b) and as defined for purposes of Code Section 401(k));

    B.   the Plan Participant becomes disabled (within the meaning of Code
         Section 72(m)(7));

    C. the Plan Participant attains age 59-1/2 and has participated in the Contract for at least 5 years, as determined from the Contract Anniversary date;

    D. the Plan Participant has participated in the Contract for at least 15 years as determined from the Contract Anniversary date;

    E.   the Plan Participant dies; or

    F. the Contract is annuitized after 2 years from the inception of the Contract.

    For Non-Qualified Contracts and IRA Contracts other than SEP-IRA Contracts, the Company will waive the Contingent Deferred Sales Charge when:

    A.   the Designated Annuitant dies; or

    B.   the Contract Owner annuitizes after 2 years in the Contract.

                                   33 of 131

    When a Contract described in this Prospectus is exchanged for another Contract issued by the Company, of the type and class which the Company determined is eligible for such exchange, the Company will waive the Contingent Deferred Sales Charge on the first Contract.

    In no event will elimination of Contingent Deferred Sales Charges be permitted where such elimination will be unfairly discriminatory to any person, or where it is prohibited by state law.

CONTRACT MAINTENANCE CHARGE AND ADMINISTRATION CHARGE

    Each year on the Contract Anniversary, the Company deducts an annual Contract Maintenance Charge from the Contract Value to reimburse it for administrative expenses relating to the issuance and maintenance of the Contract. The Contract Maintenance Charge is $30 for Non-Qualified Plans, Individual Retirement Annuities, Tax Sheltered Annuities, sold prior to December 17, 1990, and Qualified Contracts issued pursuant to a 401 plan prior to January 14, 1991. If additional Contracts are or were issued (on or after January 14, 1991) pursuant to a plan which was funded by contracts described in this prospectus prior to January 14, 1991, such additional Qualified Contracts shall have a Contract Maintenance Charge of $30. For Contracts issued pursuant to Tax Sheltered Annuities which are sold on or after December 17, 1990 and before August 1, 1994, the Contract Maintenance Charge is $12, but may be lowered to reflect the Company's savings in administration of the plan. For Qualified Contracts issued on or after January 14, 1991 and before August 1, 1994, the Contract Maintenance Charge varies from $30 to $0. Variances are based on internal underwriting guidelines which can result in reductions of charges in incremental amounts of $5. Underwriting considerations include the size of the group, the average participant account balance transferred to the Company, if any, and administrative savings. For Qualified Contracts or Tax Sheltered Annuities sold on or after August 1, 1994, the Contract Maintenance Charge is $12 or $0 per contract. The charge is determined based on Company underwriting guidelines. These guidelines are applied on a nondiscriminatory basis. The Contract Maintenance Charge will be allocated between the Fixed Account and Variable Account in the same percentages as the purchase payment investment allocations are to the Fixed Account and Variable Account. The Company also assesses an Administration Charge equal on an annual basis to 0.05% of the daily net asset value of the Variable Account. The deduction of the Administration Charge is made from each sub-account in the same proportion that the Contract Value in each sub-account bears to the total Contract Value in the Variable Account. These charges are designed only to reimburse the Company for administrative expenses and the Company will monitor these charges to ensure that they do not exceed annual administration expenses. In any Contract Year when a Contract is surrendered for its full value on other than the Contract Anniversary, the Contract Maintenance Charge will be deducted at the time of such surrender. The amount of the Contract Maintenance Charge may not be increased by the Company. In no event will reduction or elimination of the Contract Maintenance Charge be permitted where such reduction or elimination will be unfairly discriminatory to any person, or where it is prohibited by state law.

PREMIUM TAXES

    The Company will charge against the Contract Value the amount of any premium taxes levied by a state or any other governmental entity upon purchase payments received by the Company. To the best of the Company's present knowledge, premium taxes currently imposed by certain jurisdictions range from 0% to 3.5%. This range is subject to change. The method used to recoup premium tax

                                   34 of 131
expense will be determined by the Company at its sole discretion and in compliance with applicable state law. The Company currently deducts such charges from a Contract Owner's Contract Value either: (1) at the time the Contract is surrendered, (2) at annuitization, or (3) in those states which require, at the time purchase payments are made to the Contract.

EXPENSES OF VARIABLE ACCOUNT

    For 1994, the Variable Account incurred total expenses equal to 1.49% of its average net assets, relating to the administrative, sales, mortality and expense risk charges described above for all Contracts outstanding during that year. Deductions from and expenses paid out of the assets of the underlying Mutual Funds are described in each underlying Mutual Fund prospectus.

INVESTMENTS OF THE VARIABLE ACCOUNT

    At the time of purchase each Contract Owner elects to have purchase payments attributable to his participation in the Variable Account allocated among one or more of the sub-accounts which consist of shares in the underlying Mutual Fund options. Shares of the respective underlying Mutual Fund options specified by the Contract Owner are purchased at net asset value for the respective sub-account(s) and converted into Accumulation Units. At the time of application, the Contract Owner designates the underlying Mutual Funds to which he desires to have purchase payments allocated. Such election is subject to any minimum purchase payment limitations which may be imposed by the underlying Mutual Funds designated. The Contract Owner may change the election as to allocation of purchase payments or may elect to exchange amounts among the sub-account options pursuant to such terms and conditions applicable to such transactions as may be imposed by each of the underlying Mutual Fund options, in addition to those set forth in the Contracts.

RIGHT TO REVOKE

    The Contract Owner may revoke the Contract at any time between the date of application and the date 10 days after receipt of the Contract and receive a refund of the Contract Value unless otherwise required by state and/or federal law. All Individual Retirement Annuity refunds will be return of purchase payments. In order to revoke the Contract, it must be mailed or delivered to the home office of the Company at the mailing address shown on page 1 of this Prospectus. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to revoke the Contract, if it has not been received, written notice must be mailed or delivered to the home office of the Company at the mailing address shown on page 1 of this Prospectus.

    The liability of the Variable Account under this provision is limited to the Contract Value in each sub-account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

TRANSFERS

    The Owner may request a transfer of up to 100% of the Contract Value from the Variable Account to the Fixed Account. No penalty shall be assessed with respect to any such transfer. All amounts transferred to the Fixed Account must remain on deposit in the Fixed Account until the expiration of the Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the

                                   35 of 131
final day of a calendar quarter during which the one year anniversary of the allocation to the Fixed Account occurs. The Owner's value in each sub-account will be determined as of the date the transfer request is received in the home office in good order. The Company reserves the right to restrict transfers from the Variable Account to the Fixed Account to 25% of the Contract Value for any 12 month period.

    The Owner may at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account. The maximum percentage that may be transferred from the Fixed Account to the Variable Account will be determined by the Company, at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The specific percentage will be declared upon the expiration date of the guaranteed period. Transfers from the Fixed Account must be made within 45 days after the expiration date of the guarantee period. Owners who have entered into a Dollar Cost Averaging agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

    Transfers from the Fixed Account may not be made prior to the first Contract Anniversary. Transfers must also be made prior to the Annuitization Date.

    Transfers among the sub-accounts may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available to Contract Owners automatically without their having to elect this privilege. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include any or all of the following, or such other procedures as the Company may, from time to time, deem reasonable: requesting identifying information, such as name, contract number, Social Security number, and/or personal identification number; tape recording all telephone transactions; and providing written confirmation thereof to both the Contract Owner and any agent of record, at the last address of record. The Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Contract Owner. The Company may withdraw the telephone exchange privilege upon 30 days' written notice to the Contract Owners.

ASSIGNMENT

    Where permitted, the Contract Owner may assign the Contract at any time during the lifetime of the Designated Annuitant. Such assignment will take effect upon receipt by the Company of a written notice thereof executed by the Contract Owner. The Company assumes no responsibility for the validity or sufficiency of any assignment. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of the assignment. Qualified Contracts may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed by applicable law.

    If this Contract is a Non-Qualified Contract, any portion of Contract Value attributable to purchase payments made after August 13, 1982, which is pledged or assigned after August 13, 1982, shall be treated as a distribution and shall be included in gross income to the extent that the cash value

                                   36 of 131
exceeds the investment in the Contract for the taxable year in which assigned or pledged. In addition, any Contract Values assigned may, under certain conditions, be subject to a tax penalty equal to 10% of the amount which is included in gross income. Individual Retirement Accounts, Individual Retirement Annuities and Tax Sheltered Annuities are not eligible for assignment.

LOAN PRIVILEGE

    Prior to the Annuitization Date, the Owner of a Qualified Contract or Tax Sheltered Annuity Contract may receive a loan from the Contract Value subject to the terms of the Contract, the Plan, and the Internal Revenue Code ("Code"), which impose restrictions on loans.

    Loans from Qualified Contracts or Tax Sheltered Annuities are available beginning 30 days after the Date of Issue. The Contract Owner may borrow a minimum of $1,000. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated above.

    For salary reduction Tax Sheltered Annuities, loans may only be secured by the Contract Value. For loans from Qualified Contracts and other Tax Sheltered Annuities, the Company reserves the right to limit a loan to 50% of the Contract Value subject to the acceptance by the Contract Owner of the Company's loan agreement. Where permitted, the Company may require other named collateral where the loan from a Contract exceeds 50% of the Contract Value.

    All loans are made from a collateral fixed account. An amount equal to the principal amount of the loan will be transferred to the collateral fixed account. Unless instructed to the contrary by the Contract Owner, the Company will first transfer to the collateral fixed account the Variable Account units from the Contract Owner's investment options in proportion to the assets in each option until the required balance is reached or all such variable units are exhausted. The remaining required collateral will next be transferred from the Fixed Account. No withdrawal charges are deducted at the time of the loan, or on the transfer from the Variable Account to the collateral fixed account.

    Until the loan has been repaid in full, that portion of the collateral fixed account equal to the outstanding loan balance shall be credited with interest at a rate 2.25% less than the loan interest rate fixed by the Company for the term of the loan. However, the interest rate credited to the collateral fixed account will never be less than 3.0%. Specific loan terms are disclosed at the time of loan application or loan issuance.

    Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to earn interest at an annual rate as specified in the loan agreement. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Loan repayments will be allocated between the Fixed and Variable Accounts in the same proportion as when the loan was made.

                                   37 of 131

      If the Contract is surrendered while the loan is outstanding, the surrender value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Internal Revenue Code.

      If a loan payment is not made when due, interest will continue to accrue. The defaulted payment plus accrued interest will be deducted from any future distribution under the Contract and paid to the Company. Any loan payment which is not made when due, plus interest, will be treated as a distribution, as permitted by law, may be taxable to the borrower, and may be subject to the early withdrawal tax penalty.

      Loans may also be limited or controlled by the provisions of the employer's plan.

      Loan repayments must be identified as such or else they will be treated as purchase payments, and will not be used to reduce the outstanding loan principal or interest due. The Company reserves the right to modify the term or procedures of the loan in the event of a change in the laws or regulations relating to the treatment of loans. The Company also reserves the right to assess a loan processing fee. Individual Retirement Annuities, SEP-IRA accounts and Non-Qualified Contracts are not eligible for loans.

BENEFICIARY PROVISIONS

      Subject to the terms of any existing assignment, the Contract Owner may change the Beneficiary from time to time during the lifetime of the Designated Annuitant or Annuitant, by written notice to the Company. The change will, upon receipt by the Company at its home office, take effect as of the time the written notice was signed, whether or not the Designated Annuitant or the Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

      Unless otherwise provided in the Contract or in an effective change of Beneficiary designation, all rights and interests of any Beneficiary predeceasing the Designated Annuitant or the Annuitant shall vest in the Contingent Beneficiary if designated. If a Contingent Beneficiary is not designated or predeceases the Beneficiary, all rights and interests of the Beneficiary will vest in the Contract Owner or the Contract Owner's estate.

      The Beneficiary will be the designated person or persons who survive the Designated Annuitant, and if more than one survive, they will share equally unless otherwise specified in the Beneficiary designation. In the event that the Beneficiary dies before the Designated Annuitant or Annuitant, the Contingent Beneficiary will become the Beneficiary.

OWNERSHIP PROVISIONS

      Unless otherwise provided, the Contract Owner has all rights under the Contract. IF THE PURCHASER NAMES SOMEONE OTHER THAN HIMSELF OR HERSELF AS OWNER, THE PURCHASER WILL HAVE NO RIGHTS UNDER THE CONTRACT. The Annuitant may become the Contract Owner on and after the Annuitization Date subject to the terms of the Annuity Payment Option

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elected. If the Owner dies prior to the Annuitization Date, Contract ownership will be determined in accordance with the "Death of Contract Owner" provision. If the Designated Annuitant does not survive the Contract Owner or if the Designated Annuitant and the Owner are the same person, Contract ownership will be determined in accordance with the "Death Benefit At Death Of Designated Annuitant Prior To The Annuitization Date" provision. After the Annuitization Date ownership will be based on the Annuity Payment Option selected. Ownership rights under this Contract may be restricted under the provisions of the retirement or deferred compensation plan under which this Contract may be issued.

      Prior to the Annuitization Date, the Contract Owner may name a new Contract Owner at any time, but such change may be subject to state and federal gift taxes and may be treated as an assignment of the Contract for income tax purposes. Such an assignment would result in a deemed distribution of the value of the Contract. Any new choice of Contract Owner will automatically revoke any prior choice of Contract Owner. Any request for change must be: (1) made in writing; and (2) received by the Company at its Home Office. A request for change of Contract Owner must be a "Proper Written Application" and may include a signature guarantee as specified in the "Surrender" section. The change will become effective as of the date the written request is signed. A new choice of Contract Owner will not apply to any payment made or action taken by the Company prior to the time it was received.

      A change in the Designated Annuitant will have the following conditions:
(1) request for such change must be made by the Contract Owner; (2) request must be made in writing on a form acceptable to the Company; (3) request must be signed by the Contract Owner; and (4) such change is subject to underwriting and approval by the Company.

SUBSTITUTION OF SECURITIES

      If the shares of the underlying Mutual Fund options described in this Prospectus should no longer be available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such underlying Mutual Fund shares should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another underlying Mutual Fund for underlying Mutual Fund shares already purchased or to be purchased in the future with purchase payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission, and under such requirements as it may impose.

CONTRACT OWNER INQUIRIES

      Contract Owner inquiries may be directed to Nationwide Life Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-243-6295, TDD 1-800-238-3035.


                     ANNUITY PAYMENT PERIOD-VARIABLE ACCOUNT

      At the Annuitization Date the Variable Account Contract Value is applied to the Annuity Payment Option elected in accordance with the Annuity Table in the Contract.

      Subsequent Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account. The dollar amount of the first annuity payment determined as above is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed

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during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment.

VALUE OF AN ANNUITY UNIT

      The value of an Annuity Unit was arbitrarily set initially at $10 when the first underlying Mutual Fund shares were purchased. The value of an Annuity Unit for a sub-account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the Annuity Tables contained in the Contracts (see "Net Investment Factor).

ASSUMED INVESTMENT RATE

      A 3.5% Assumed Investment Rate is built into the Annuity Tables contained in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment rate is at the annual rate of 3.5%, the annuity payments will be level.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

      Annuity payments will be paid as monthly installments. However, if the net amount available to apply under any Annuity Payment Option is less than $500, the Company shall have the right to pay such amount in one lump sum in lieu of the payments otherwise provided for. In addition, if the payments provided for would be or become less than $20, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $20.

ANNUITY COMMENCEMENT DATE

      The Contract Owner selects an Annuity Commencement Date at the time of Application. Such date must be the first day of a calendar month and must be at least 2 years after the Date of Issue. In the event the Contract is issued subject to the terms of a Qualified Plan, Annuitization may occur during the first 2 years subject to approval by the Company.

CHANGE IN ANNUITY COMMENCEMENT DATE

      The Contract Owner may, upon prior written notice to the Company, change the Annuity Commencement Date. The date to which such a change may be made shall be the first day of a calendar month.

      If the Contract Owner requests in writing (see "Ownership Provisions"), and the Company approves the request, the Annuity Commencement Date may be deferred. No further changes in the Designated Annuitant will be permitted under the Contract. The amount of the Death Benefit will be limited to the Contract Value if the Annuity Commencement Date is postponed beyond the first day of the calendar month after the Designated Annuitant's 75th birthday or such other Annuity Commencement Date provided under the Contract Owner's Qualified Plan.

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CHANGE IN FORM OF ANNUITY

      The Contract Owner may, upon prior written notice to the Company, at any time prior to the Annuitization Date, elect one of the Annuity Payment Options.

ANNUITY PAYMENT OPTIONS

      Any of the following Annuity Payment Options may be elected:

       Option 1-Life Annuity-An annuity payable monthly during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. IT WOULD BE POSSIBLE UNDER THIS OPTION FOR THE ANNUITANT TO RECEIVE ONLY ONE ANNUITY PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT DATE, TWO ANNUITY PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT DATE, AND SO ON.

       Option 2-Joint and Last Survivor Annuity-An annuity payable monthly during the joint lifetimes of the Annuitant and designated second person and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 ABOVE, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

       Option 3-Life Annuity With 120 or 240 Monthly Payments Guaranteed-An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if at the death of the Annuitant payments have been made for fewer than 120 or 240 months, as selected, payments will be made as follows:

       (1) If the Annuitant is the payee, any guaranteed annuity payments will be continued during the remainder of the selected period to the Beneficiary or the Beneficiary may, at any time, elect to have the present value of the guaranteed number of annuity payments remaining paid in a lump sum as specified in section (2) below.

       (2) If a Beneficiary is the payee, the present value, computed as of the date on which notice of death is received by the Company at its home office, of the guaranteed number of annuity payments remaining after receipt of such notice and to which the deceased would have been entitled had he or she not died, commuted at the Assumed Investment Rate effective in determining the Annuity Tables, shall be paid in a lump sum.

      Some of the stated Annuity Options may not be available in all states. The Owner may request an alternative non-guaranteed option by giving notice in writing prior to annuitization. If such a request is approved by the Company, it will be permitted under the Contract.

      If the Owner of a Non-Qualified Contract fails to elect an Annuity Payment Option, the Contract Value will continue to accumulate. Qualified Plan Contracts, Individual Retirement Annuities or Tax Sheltered Annuities are subject to the minimum distribution requirements set forth in the Plan, Contract, or Internal Revenue Code.

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DEATH OF CONTRACT OWNER

A. For Non-Qualified Contracts issued on or after January 19, 1985, in the event the Contract Owner dies, the following rules will apply:

(1) If the Contract Owner dies prior to the Annuitization Date, the entire interest in the Contract, less any applicable deductions (which may include a Contingent Deferred Sales Charge), must be distributed within 5 years. Such distribution will be paid to the Designated Annuitant unless the Owner has named a Contingent Owner or estate to receive the distribution. In the alternative, the Designated Annuitant or Contingent Owner (where one is named) may elect to receive distribution in the form of a life annuity or an annuity for a period certain not exceeding the Designated Annuitant's (Contingent Owner's) life expectancy and such annuity must begin within one year following the date of the Contract Owner's death. If no Contingent Owner is named, (or if the Contingent Owner predeceases the Contract Owner), then the Contract Owner's estate becomes the Contract Owner. In the event the Designated Annuitant or Contingent Owner is the Contract Owner's spouse, the Contract may be continued by such Designated Annuitant or Contingent Owner, treating the spouse as the Contract Owner. In the event the Designated Annuitant does not survive the Contract Owner, or if the Designated Annuitant and the Contract Owner are the same person, a distribution will be made in accordance with the "Death Benefit At Death of Designated Annuitant Prior To The Annuitization Date" below provided, however, that all distributions made as a result of the death of the Contract Owner shall be made within the time limits set forth in this paragraph. If the Contract Owner and the Designated Annuitant are not the same, no Death Benefit is payable upon the death of the Contract Owner, but distribution must be made as discussed above.

(2) In the event the Contract Owner/Annuitant dies on or after the Annuitization Date, distribution, if any, must be made to the Beneficiary at least as rapidly as under the method of distribution being used as of the date of the Contract Owner/Annuitant's death.

B. If the Contract Owner is not a natural person, the death of the Annuitant (or a change of the Annuitant) will be treated like a death of the Contract Owner and will result in a distribution pursuant to Section (1), regardless of whether a Contingent Annuitant has also been named. The distribution will take the form of either:

      (a) the Death Benefit described below (if the Annuitant has died and there is no Contingent Annuitant), or, in all other cases,

      (b) the benefit described in Section (1) above, except that in the event of a change of Annuitant, the benefit will be paid to the Contract Owner if the Annuitant is living, or as a Death Benefit to the Beneficiary upon the death of the Annuitant (and the Contingent Annuitant, if any) prior to the expiration of the period described in Section (1) above.

DEATH BENEFIT AT DEATH OF DESIGNATED ANNUITANT PRIOR TO THE ANNUITIZATION DATE

      The Death Benefit is payable to the Beneficiary unless the Owner has named a Contingent Designated Annuitant. In such case, the Death Benefit is payable to the Beneficiary upon the death of the last survivor of the Designated Annuitant and Contingent Designated Annuitant. The value of the Death Benefit will be determined as of the Valuation Date coincident with or next following the date the Company receives both (1) due proof of death and (2) an election for (a) a single sum payment or (b) Annuity Payment Option.

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      Contracts issued in connection with Qualified Plans, Individual Retirement
Annuities, or Tax Sheltered Annuities will be subject to specific rules, set forth in the Plan, Contract, or Internal Revenue Code concerning distributions upon the death of the Owner or Designated Annuitant (see the "Required Distribution For Qualified Plans or Tax Sheltered Annuities" provision).

      If a single sum settlement is requested, payment will be made in accordance with any applicable laws and regulations governing the payment of Death Benefits. If an Annuity Payment Option is desired, election may be made by the Beneficiary during the 90-day period commencing with the date written notice is received by the Company. If no election has been made by the end of such 90-day period, the Death Benefit will be paid to the Beneficiary in a single sum. The amount of the Death Benefit will be the greater of (i) the sum of all purchase payments, less any amounts surrendered, or (ii) the Contract Value.

      If the Contract Owner has (1) requested an Annuity Commencement Date later than the first day of the calendar month after the Designated Annuitant's 75th birthday, (2) the Company has approved the request, and (3) the Designated Annuitant dies after his or her 75th birthday, the dollar amount of the Death Benefit will be equal to the Contract Value. If an Owner/Annuitant has died prior to the first day of the calendar month following his or her 75th birthday, and

      1. the Contract Value is less than the Death Benefit as defined above, and

      2. the Beneficiary is entitled to continue the Contract indefinitely (in the case of a beneficiary-spouse) or for any period of time consistent with Section 72 of the Internal Revenue Code (in the case of non-spousal beneficiaries), then the following option will be provided:

       At the direction of the Beneficiary, and in lieu of distribution of the Death Benefit, the Company will credit the Contract with the difference between the Contract Value and the Death Benefit. Any such credit shall be made among the various sub-accounts and the Fixed Account in the same proportional allocation existing at time of the Owner/Annuitant's death.

DEATH BENEFIT AFTER THE ANNUITIZATION DATE

      If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option elected.

REQUIRED DISTRIBUTION FOR QUALIFIED PLANS OR TAX SHELTERED ANNUITIES

      The entire interest of an Annuitant under a Qualified Contract or Tax Sheltered Annuity Contract will be distributed in a manner consistent with the Minimum Distribution and Incidental Benefit (MDIB) provisions of Section 401(a)(9) of the Internal Revenue Code and regulations thereunder, as applicable, and will be paid, notwithstanding anything else contained herein, to the Owner/Annuitant under the Annuity Payments Option selected, over a period not exceeding:

      A. the life of the Owner/Annuitant or the lives of the Owner/Annuitant and the Owner/Annuitant's designated Beneficiary; or

      B. a period not extending beyond the life expectancy of the Owner/Annuitant or the life expectancy of the Owner/Annuitant and the Owner/Annuitant's designated Beneficiary provided that, for Tax Sheltered Annuity Contracts, no distributions will be required from this Contract if distributions otherwise required from this Contract are being withdrawn from another Tax Sheltered Annuity Contract of the Annuitant.

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                                    43 of 131
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      If the Owner/Annuitant's entire interest is to be distributed in equal or substantially equal payments over a period described in A or B, such payments will commence not later than the first day of April following the calendar year in which the Owner/Annuitant attains age 70-1/2 (the Required Beginning Date). In the case of a governmental plan or church plan (as those terms are used in Code Section 401(a)(9)(c)), the Required Beginning Date will be the later of the dates determined under the preceding sentence or April 1 of the calendar year following the calendar year in which the Annuitant retires.

      If the Owner dies prior to the commencement of his or her distribution, the interest in the Qualified Contract or Tax Sheltered Annuity must be distributed by December 31 of the year in which the fifth anniversary of his or her death occurs unless:

(a) In the case of a Tax Sheltered Annuity, the Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

      (i) treat the annuity as a Tax Sheltered Annuity established for his or her benefit; or

      (ii) receive distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Owner would have attained age 70-1/2; or

(b) In the case of a Tax Sheltered Annuity or a Qualified Contract, the Owner names a Beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Owner dies.

      If the Owner dies after distribution has commenced, distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except that a surviving spouse may treat a Tax Sheltered Annuity as his or her own to the extent permitted by law.

      Payments commencing on the Required Beginning Date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Owner/Annuitant by the life expectancy of the Owner/Annuitant, or the joint and last survivor expectancy of the Owner/Annuitant and the Owner/Annuitant's Designated Beneficiary (whichever is applicable under the applicable Minimum Distribution or MDIB provisions). Life expectancy and joint and last survivor expectancy are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES

      Distribution from an Individual Retirement Annuity must begin not later than April 1 of the calendar year following the calendar year in which the Owner attains age 70-1/2, provided that, for Individual Retirement Annuity Contracts, no distributions will be required from this Contract if distributions otherwise required from this Contract are being withdrawn from another Individual Retirement Annuity Contract of the Annuitant. Distribution may be accepted in a lump sum or in nearly equal payments over: (a) the Owner's life or the lives of the Owner and his or her spouse or Designated Beneficiary, or (b) a period not extending beyond the Owner's life expectancy or the life expectancy of the Owner and the Owner's spouse or designated Beneficiary.

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      If the Owner dies prior to the commencement of his or her distribution, the interest in the Individual Retirement Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

(a) The Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

       (i) treat the annuity as an Individual Retirement Annuity established for his or her benefit; or

       (ii) receive distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Owner would have attained age 70-1/2; or

(b) The Owner names a Beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Owner dies.

      If the Owner dies after distribution has commenced, distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except that a surviving spouse may treat the Individual Retirement Annuity as his or her own, in the same manner as is described in section (a)(i) of this provision.

      If the amounts distributed do not satisfy the distribution rules mentioned above, a penalty tax of 50% is levied on the amount that should have been distributed for that year.

      A pro-rata portion of all distributions will be included in the gross income of the person receiving the distribution and taxed at ordinary income tax rates. The portion of the distribution which is taxable is based on the ratio between the amount by which non-deductible contributions exceed prior non-taxable distributions and total account balances at the time of the distribution. The Owner of an Individual Retirement Annuity must annually report the amount of non-deductible contributions, the amount of any distribution, the amount by which non-deductible contributions for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Accounts and Annuities.

      Individual Retirement Annuity Distributions will not receive the benefit of the tax treatment of a lump sum distribution from a Qualified Plan. If the Owner dies prior to the time distribution of his or her interest in the annuity is completed, the balance will also be included in his or her gross estate.

GENERATION-SKIPPING TRANSFERS

      The Company may be required to determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Internal Revenue Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, such payment will be reduced by any tax the Company is required to pay by Section 2603 of the Internal Revenue Code.

      A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Contract Owner.

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                               GENERAL INFORMATION
CONTRACT OWNER SERVICES

      ASSET REBALANCING- The Contract Owner may direct the automatic reallocation of contract values to the underlying Mutual Fund options on a predetermined percentage basis every three months. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday or any other day when the New York Stock Exchange is closed, the Asset Rebalancing exchange will occur on the last business day before that day. An Asset Rebalancing request must be in writing on a form provided by the Company.

      Contracts issued to a Qualified Plan or a Tax Sheltered Annuity Plan as defined by the Internal Revenue Code may have superseding plan restrictions with regard to the frequency of fund exchanges and underlying Mutual Fund options. The Contract Owner may want to contact a financial adviser in order to discuss a specific contract.

      The Company reserves the right to discontinue offering Asset Rebalancing upon 30 days' written notice to the Contract Owners; however, any such discontinuation would not affect Asset Rebalancing programs which have already commenced. The Company also reserves the right to assess a processing fee for this service.

      DOLLAR COST AVERAGING- The Contract Owner may direct the Company to automatically transfer from the Money Market sub-account, Limited Maturity Bond Portfolio sub-account or the Fixed Account to any other sub-account within the Variable Account on a monthly basis. This service is intended to allow the Contract Owner to utilize Dollar Cost Averaging, a long-term investment program which provides for regular, level investments over time. The Company makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss in a declining market. To qualify for Dollar Cost Averaging, there must be a minimum total Contract Value of $15,000. Transfers for purposes of Dollar Cost Averaging can only be made from the Money Market sub-account, Limited Maturity Bond Portfolio sub-account or the Fixed Account. The minimum monthly Dollar Cost Averaging transfer is $100. In addition, Dollar Cost Averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the Dollar Cost Averaging program is requested. Transfers out of the Fixed Account, other than for Dollar Cost Averaging, may be subject to certain additional restrictions (see "Transfers"). A written election of this service, on a form provided by the Company, must be completed by the Contract Owner in order to begin transfers. Once elected, transfers from the Money Market sub-account, Limited Maturity Bond Portfolio sub-account or the Fixed Account will be processed monthly until either the value in the Money Market sub-account, Limited Maturity Bond Portfolio sub-account or the Fixed Account is completely depleted or the Contract Owner instructs the Company in writing to cancel the monthly transfers.

      The Company reserves the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice to Contract Owners; however, any such discontinuation would not affect Dollar Cost Averaging programs which have already commenced. The Company also reserves the right to assess a processing fee for this service.

      SYSTEMATIC WITHDRAWALS- A Contract Owner may elect in writing on a form provided by the Company to take Systematic Withdrawals by surrendering a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. The Company will process the withdrawals as

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directed by surrendering on a pro-rata basis Accumulation Units from all sub-accounts in which the Contract Owner has an interest, and the Fixed Account. A Contingent Deferred Sales Charge may also apply to Systematic Withdrawals in accordance with the considerations set forth in the "Contingent Deferred Sales Charge" section. Each Systematic Withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on Systematic Withdrawals if the Contract Owner is under age 59-1/2. If directed by the Contract Owner, the Company will withhold federal income taxes from each Systematic Withdrawal. The Contract Owner may discontinue Systematic Withdrawals at any time by notifying the Company in writing.

      The Company reserves the right to discontinue offering Systematic Withdrawals upon 30 days' written notice to Contract Owners; however, any such discontinuation would not affect any Systematic Withdrawal programs already commenced. The Company also reserves the right to assess a processing fee for this service.

STATEMENTS AND REPORTS

      The Company will mail to Contract Owners, at their last known address of record, any statements and reports required by applicable law or regulation. Contract Owners should therefore give the Company prompt notice of any address change. The Company will send a confirmation statement to Contract Owners each time a transaction is made affecting the Owners' Variable Account Contract Value, such as making additional purchase payments, transfers, exchanges or withdrawals. Quarterly statements are also mailed detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a dollar cost averaging program) or salary reduction arrangement, the Contract Owner may receive confirmation of such transactions in their quarterly statements. The Contract Owner should review the information in these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Owner's Contract. The Company will assume all transactions are accurate unless the Contract Owner notifies the Company otherwise within 30 days after receipt of the statement. The Company will also send to Contract Owners each year an annual report and a semi-annual report containing financial statements for the Variable Account, as of December 31 and June 30, respectively.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

      Purchase payments are allocated to one or more sub-accounts within the Variable Account in accordance with the designation of the underlying Mutual Funds by the Contract Owner, and converted into Accumulation Units.

      The initial first year purchase payment must be at least $1,500 for Non-Qualified Contracts. However, if periodic payments are expected by the Company, this initial first year minimum may be satisfied by purchase payments made on an annualized basis. Purchase payments, if any, after the first Contract Year must be at least $10 each. The Company, however, reserves the right to lower this $10 purchase payment minimum for certain employer sponsored programs. The Contract Owner may increase or decrease purchase payments or change the frequency of payment. The Contract Owner is not obligated to continue purchase payments in the amount or at the frequency elected. There are no penalties for failure to continue purchase payments.

      The cumulative total of all purchase payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without prior consent of the Company.

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      THE PURCHASER IS CAUTIONED THAT INVESTMENT RETURN ON SMALL INITIAL AND
SUBSEQUENT PURCHASE PAYMENTS MAY BE LESS THAN CHARGES ASSESSED BY THE COMPANY.

      The initial purchase payment allocated to designated sub-accounts of the Variable Account will be priced not later than 2 business days after receipt of an order to purchase if the Application and all information necessary for processing the purchase order are complete upon receipt by the Company. The Company may retain the purchase payment for up to 5 business days while attempting to complete an incomplete Application. If the Application cannot be made complete within 5 days, the prospective purchaser will be informed of the reasons for the delay and the purchase payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the purchase payment until the Application is made complete. When the application is made complete, the purchase payment will be priced within two business days.

      Purchase payments will not be priced on the following nationally recognized holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

VALUE OF A VARIABLE ACCOUNT ACCUMULATION UNIT

      The value of a Variable Account Accumulation Unit for each sub-account was arbitrarily set initially at $10 when underlying Mutual Fund shares in that sub-account were available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each sub-account for the immediately preceding Valuation Period by the Net Investment Factor for the sub-account during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.

NET INVESTMENT FACTOR

      The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)    is the net of:

       (1) the net asset value per share of the underlying Mutual Fund held in the sub-account determined at the end of the current Valuation Period, plus

       (2) the per share amount of any dividend or capital gain distributions made by the underlying Mutual Fund held in the sub-account if the "ex-dividend" date occurs during the current Valuation Period.

(b) is the net asset value per share of the underlying Mutual Fund held in the sub-account determined at the end of the immediately preceding Valuation Period.

(c) is a factor representing the daily Mortality Risk Charge, Expense Risk Charge and Administration Charge deducted from the Variable Account. Such factor is equal to an annual rate of 1.30% of the daily net asset value of the Variable Account.

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                                    48 of 131

      For underlying Mutual Fund options that credit dividends on a daily basis and pay such dividends once a month (the Nationwide Separate Account Trust - Money Market Fund), the Net Investment Factor allows for the monthly reinvestment of these daily dividends.

      The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of underlying Mutual Fund shares, because of the deduction for Mortality Risk Charge, Expense Risk Charge and Administration Charge.

VALUATION OF ASSETS

      Underlying Mutual Fund shares in the Variable Account will be valued at their net asset value.

DETERMINING THE CONTRACT VALUE

      The sum of the value of all Variable Account Accumulation Units attributable to the Contract and amounts credited to the Fixed Account is the Contract Value. The number of Accumulation Units credited per each sub-account are determined by dividing the net amount allocated to the sub-account by the Accumulation Unit Value for the sub-account for the Valuation Period during which the purchase payment is received by the Company. In the event part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Contract Owner's interest in the Variable Account and the Fixed Account bears to the total Contract Value.

SURRENDER (REDEMPTION)

      While the Contract is in force and prior to the earlier of the Annuitization Date or the death of the Designated Annuitant, the Company will, upon proper written application by the Contract Owner deemed by the Company to be in good order, allow the Contract Owner to surrender a portion or all of the Contract Value. "Proper Written Application" means that the surrender must be requested in writing by the Contract Owner, satisfy all good order requirements, and the Company may require that the signature(s) be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia, or Pacific Stock Exchange, or by a Commercial Bank or a Savings and Loan, which is a member of the Federal Deposit Insurance Corporation. In some cases (for example, requests by a corporation, partnership, agent, fiduciary, or surviving joint owner), the Company will require additional documentation of a customary nature.

      The Company will, upon receipt of any such written request, surrender a number of Accumulation Units from the Variable Account and an amount from the Fixed Account necessary to equal the gross dollar amount requested, less any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge"). In the event of a partial surrender, the Company will, unless instructed to the contrary, surrender Accumulation Units from all sub-accounts in which the Contract Owner has an interest, and the Fixed Account. The number of Accumulation Units surrendered from each sub-account and the amount surrendered from the Fixed Account will be in the same proportion that the Contract Owner's interest in the sub-accounts and Fixed Account bears to the total Contract Value.

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                                    49 of 131

      The Company will pay any funds applied for from the Variable Account within 7 days of receipt of such application in the Company's home office. However, the Company reserves the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period (1) when the New York Stock Exchange ("Exchange") is closed, (2) when trading on the Exchange is restricted, (3) when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (2) and (3) exist. The Contract Value on surrender may be more or less than the total of purchase payments made by a Contract Owner, depending on the market value of the underlying Mutual Fund shares.

      Certain redemption restrictions also apply to Contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan. With respect to Contracts issued under the Texas Optional Retirement Program, the Texas Attorney General has ruled that withdrawal benefits are available only in the event of a participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. Retirement benefits made pursuant to the Louisiana Optional Retirement Plan are to be paid in the form of lifetime income and, except for Death Benefits, lump sum cash payments are not permitted. A participant under the Louisiana Optional Retirement Plan may take a distribution from the Contract only in the event of retirement or termination of employment. A participant under either the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan will not, therefore, be entitled to receive the right of withdrawal in order to receive the cash values credited to such participant under the Contract unless one of the foregoing conditions has been satisfied. The value of such Contracts may, however, be transferred to other contracts or other carriers during the participation in these retirement programs, subject to any applicable Contingent Deferred Sales Charge. The Company issues this Contract to participants in the Texas Optional Retirement Program in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940 and to participants in the Louisiana Optional Retirement Plan in reliance upon, and in compliance with, an exemptive order the Company obtained from the Securities and Exchange Commission on August 22, 1990.

SURRENDERS UNDER A QUALIFIED PLAN OR TAX SHELTERED ANNUITY CONTRACT

      Except as provided below, the Owner may Surrender part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Designated Annuitant:

A. The surrender of Contract Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Code
       Section 402(g)(3)(A) or (C)), or transfers from a Custodial Account described in Section 403(b)(7) of the Internal Revenue Code, may be executed only:

       1. when the Contract Owner attains age 59-1/2, separates from service, dies, or becomes disabled (within the meaning of Code
              Section 72(m)(7)); or

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                                   50 of 131

       2. in the case of hardship (as defined for purposes of Code Section 401(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

B.     The surrender limitations described in Section A. above also apply to:

       1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

       2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

       3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings, and employer contributions as of December 31, 1988 in such Custodial Accounts, may be withdrawn in the case of hardship).

C. Any distribution other than the above, including exercise of a contractual ten-day free look provision (when available) may result in the immediate application of taxes and penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

      A premature distribution may not be eligible for rollover treatment. To assist in preventing disqualification of a Tax Sheltered Annuity in the event of a ten-day free look, the Company will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Internal Revenue Code, upon proper direction by the Contract Owner. The foregoing is the Company's understanding of the withdrawal restrictions which are currently applicable under Code Section 401(k)(2)(B), Code Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation from time to time.

      The contract surrender provisions may also be modified pursuant to the plan terms and Internal Revenue Code tax provisions when the contract is issued to fund a Qualified Plan.

      INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.

TAXES

      The Company does not make any guarantee regarding the tax status of any Contract or any transaction involving the Contracts.

      Section 72 of the Internal Revenue Code (the "Code") governs taxation of annuities in general. That section sets forth different rules for annuities purchased by Qualified Plans (corporate pension and profit sharing plans, simplified employee pension- individual retirement account plans, and retirement plans for self-employed individuals), Individual Retirement Annuities, Individual Retirement Accounts, and Tax Sheltered Annuities and annuities which are not purchased by such plans. (For discussion of tax treatment of non-qualified contracts, see below.) Each type of annuity is discussed separately below.

      The tax treatment of Qualified Plans, Individual Retirement Annuities, Tax Sheltered Annuities, and annuities purchased by such plans is controlled by the Internal Revenue Code. You should consult your financial consultant or tax adviser to discuss in detail your particular tax situation and the use of the Contracts.

                                   51 of 131

      The Tax Reform Act of 1986 and subsequent legislation changed some of the rules regarding the tax treatment of distributions from Qualified Plans and annuities purchased by Qualified Plans. You should consult your financial consultant or legal or tax advisor to discuss in detail your particular tax situation and the use of the Contracts.

      Generally the amount of any payment of items of interest to a nonresident alien of the United States shall be subject to withholding of a tax equal to thirty percent (30%) of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is includable in the recipient's gross income.

NON-QUALIFIED CONTRACTS

      The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Contract Owner's investment in the Contract and the expected return on the Contract. The maximum amount excludable from income is the investment in the Contract. If the Designated Annuitant dies prior to excluding from income the entire investment in the Contract, the Designated Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.

      Distributions made from the Contract prior to the Annuity Commencement Date are taxable to the Contract Owner to the extent that the cash value of the Contract exceeds the Contract Owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the Contract which is assigned or pledged; or for Contracts issued after April 22, 1987, any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the Contract Owner and the Designated Annuitant are not the same individual. In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988, by the same company to the same contract owner during any 12 month period, will be treated as one annuity contract. (Additional limitations on the use of multiple contracts may be imposed by Treasury regulations). Distributions prior to the Annuity Commencement Date with respect to that portion of the Contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the Contract as of that date. A distribution in excess of the amount of the investment in the Contract as of August 14, 1982, will be treated as taxable income.

      The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on the earnings on the Contract which are attributable to contributions made to the Contract after February 28, 1986. There are exceptions for Qualified Contracts, Individual Retirement Annuities and Tax Sheltered Annuities; immediate annuities; and certain Contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium Contract on which payments begin within one year of purchase.

      Internal Revenue Code Section 72 also provides for a penalty, equal to 10% of any distribution which is includable in gross income, if such distribution is made prior to attaining age 59-1/2, the death or disability of the Contract Owner. The penalty does not apply if the distribution is one of a series of substantially equal periodic payments made over the life or life expectancy (or joint lives or life expectancies) of the Designated Annuitant (and the Designated Annuitant's Beneficiary), or is made from an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. A

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                                   52 of 131

Contract Owner wishing to begin taking distributions to which the 10% tax penalty does not apply should forward a written request to the Company. Upon receipt of a written request from the Contract Owner, the Company will inform the Contract Owner of the procedures pursuant to Company Policy and subject to limitations of the Contract including but not limited to first year withdrawals. If the Designated Annuitant selects an annuity for life or life expectancy and changes the method of payment before the expiration of 5 years and the attainment of age 59-1/2, the early withdrawal penalty will apply. The penalty will be equal to that which would have been imposed had no exception applied from the outset, and the Designated Annuitant will also pay interest on the amount of the penalty from the date it would have originally applied until it is actually paid.

      In order to qualify as an Annuity Contract under Section 72 of the Code, the Contract must provide for distribution to be made upon the death of the Contract Owner. In such case the Designated Annuitant, Beneficiary or other named recipient must receive the distribution within 5 years of the Owner's death. However, the recipient may elect for payments to be made over his or her life or life expectancy if such payments begin within one year from the death of the Contract Owner. If the Contract Owner's Beneficiary is the surviving spouse, such spouse may be treated as the Contract Owner and the Contract may be continued throughout the life of the surviving spouse. In the event the Contract Owner dies on or after the Annuitization Date and before the entire interest has been distributed, the remaining portion must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death. If the Contract Owner is not an individual, the death of the Annuitant (or a change in the Annuitant) will result in a distribution pursuant to these rules, regardless of whether a Contingent Annuitant has been named (see "Required Distribution For Qualified Plans or Tax Sheltered Annuities").

      The Company is required to withhold tax from certain distributions to the extent that such distribution would constitute income to the Contract Owner. The Contract Owner is entitled to elect not to have federal income tax withheld from any such distribution, but may be subject to penalties in the event insufficient federal income tax is paid, through withholding estimated payments.

      Payment of a benefit or transfer of any property to an individual two or more generations younger than the Contract Owner may constitute a generation-skipping transfer, subject to taxation under Section 2601 et seq. of the Internal Revenue Code.

DIVERSIFICATION

      The Internal Revenue Service has promulgated regulations under Section 817(h) of the Internal Revenue Code ("Code") relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the Owner or the Company pays an amount to the Internal Revenue Service. The amount will be based on the tax that would have been paid by the Owner if the income, for the period the contract was not diversified, had been received by the Owner. If the failure to diversify is not corrected in this manner, the Owner of an annuity contract will be deemed the Owner of the underlying securities and will be taxed on the earnings of his account. The Company believes, under its interpretation of the Code and regulations thereunder, that the investments underlying this Contract meet these diversification standards.

                                   53 of 131

CHARGE FOR TAX PROVISIONS

      The Company is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in the Company's Variable Account for such Contracts are not taxable to the Company. However, the Company reserves the right to implement and adjust the tax charge in the future, if the tax laws change.

QUALIFIED PLANS, INDIVIDUAL RETIREMENT ANNUITIES, INDIVIDUAL RETIREMENT ACCOUNTS AND TAX SHELTERED ANNUITIES

      The Contracts may be used with Qualified Plans, Individual Retirement Annuities, Individual Retirement Accounts, Tax Sheltered Annuities and other plans receiving favorable tax treatment. For information regarding eligibility, limitations on permissible amounts of purchase payments, and tax consequences on distribution from such plans, the purchasers of such Contracts should seek competent advice. The terms of such plans may limit the rights available under the Contracts.

      The Internal Revenue Code of 1986, as amended, permits the rollover of most distributions from Qualified Plans to other Qualified Plans, Individual Retirement Accounts, or Individual Retirement Annuities. Most distributions from Tax Sheltered Annuities may be rolled into another Tax Sheltered Annuity, an Individual Retirement Account, or an Individual Retirement Annuity. Distributions which may not be rolled over are those which are:

       1. one of a series of substantially equal annual (or more frequent) payments made: a) over the life (or life expectancy) of the employee, b) the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or c) for a specified period of ten years or more, or

       2.     a required minimum distribution.

      Any distribution eligible for rollover will be subject to federal tax withholding at a 20 percent rate unless the distribution is transferred directly to an appropriate plan as described above.

      Individual Retirement Accounts and Individual Retirement Annuities may not provide life insurance benefits. If the Death Benefit exceeds the greater of the cash value of the Contract or the sum of all purchase payments (less surrenders), it is possible the Internal Revenue Service could determine that the Individual Retirement Account or Individual Retirement Annuity did not qualify for the desired tax treatment.

      The Contract is available for Qualified Plans electing to comply with section 404(c) of the Employee Retirement Income Security Act (ERISA). It is the responsibility of the plan and its fiduciaries to determine and satisfy section 404(c) requirements.

ADVERTISING

      A "yield" and "effective yield" may be advertised for the Nationwide Separate Account Trust Money Market Fund sub-account. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the sub-account's units. Yield is an annualized figure, which means that it is assumed that the sub-account generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the Securities and Exchange Commission. The effective yield will be slightly higher than yield due to this compounding effect.

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                                   54 of 131

      The Company may also from time to time advertise the performance of the sub-accounts of the Variable Account relative to the performance of other variable annuity sub-accounts or underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

      The sub-accounts of the Variable Account may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2-1/2 Year CD Rates; and Dow Jones Industrial Average.

      Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, National Underwriter, U.S. News and World Report; rating services such as IMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the underlying Mutual Fund options against all underlying mutual funds over specified periods and against underlying mutual funds in specified categories. The rankings may or may not include the effects of sales or other charges.

      The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

      The Company may from time to time advertise several types of historical performance for the sub-accounts of the Variable Account. The Company may advertise for the sub-accounts standardized "average annual total return," calculated in a manner prescribed by the Securities and Exchange Commission, and nonstandardized "total return." "Average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for at least the most recent one, five and ten year period, or for a period covering the time the underlying Mutual Fund option held in the sub-account has been in existence, if the underlying Mutual Fund option has not been in existence for one of the prescribed periods. This calculation reflects the deduction of all applicable charges made to the Contracts except for premium taxes, which may be imposed by certain states.

      Nonstandardized "total return" will be calculated in a similar manner and for the same time periods as the average annual total return except total return will assume an initial investment of $10,000 and will not reflect the deduction of any applicable Contingent Deferred Sales Charge, which,

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                                   55 of 131
if reflected, would decrease the level of performance shown. The Contingent Deferred Sales Charge is not reflected because the Contracts are designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment assumed affects performance because the Contract Maintenance Charge is a fixed per Contract charge.

      For those underlying Mutual Fund options which have not been held as sub-accounts within the Variable Account for one of the quoted periods, the standardized average annual total return and nonstandardized total return quotations will show the investment performance such underlying Mutual Fund options would have achieved (reduced by the applicable charges) had they been held as sub- accounts within the Variable Account for the period quoted.

ALL PERFORMANCE INFORMATION AND COMPARATIVE MATERIAL ADVERTISED BY THE COMPANY IS HISTORICAL IN NATURE AND IS NOT INTENDED TO REPRESENT OR GUARANTEE FUTURE RESULTS. A CONTRACT OWNER'S CONTRACT VALUE AT REDEMPTION MAY BE MORE OR LESS THAN ORIGINAL COST.

      Below are quotations of standardized average annual total return and non-standardized total return calculated as described above, for each of the sub-accounts available within the Variable Account for which there is significant investment history. These figures are based upon historical earnings and are not necessarily representative of future results.

                   UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------------------------------------------------------------
                                     1 Year To        5 Years To      Life of Fund    Date Fund
SUB-ACCOUNT OPTIONS                   12/31/94         12/31/94        To 12/31/94    Effective
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
AVIS Growth Fund                       -1.10%            8.85%           13.95%*       2-08-84
-----------------------------------------------------------------------------------------------
AVIS High Yield Bond                   -8.05%            8.30%           11.25%*       2-08-84
Fund
-----------------------------------------------------------------------------------------------
AVIS US Govt/AAA-rated                 -5.88%            5.89%            6.44%       11-19-85
-----------------------------------------------------------------------------------------------
Dreyfus Socially Responsible           -0.12%             N/A             5.32%       10-06-93
Growth Fund
-----------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund               -0.73%            6.49%            6.48%        9-29-89
-----------------------------------------------------------------------------------------------
Fidelity Equity Income                  5.38%            8.80%            9.24%       10-09-86
Port.
-----------------------------------------------------------------------------------------------
Fidelity Growth Port.                  -1.62%            9.17%           10.86%       10-09-86
-----------------------------------------------------------------------------------------------
Fidelity High Income Port.             -3.12%           12.31%            9.20%        9-09-85
-----------------------------------------------------------------------------------------------
Fidelity Overseas Port.                 0.11%            4.11%            5.36%        1-28-87
-----------------------------------------------------------------------------------------------
Fidelity Fund II Asset Mgr.            -7.61%            9.06%            8.49%        9-06-89
-----------------------------------------------------------------------------------------------
NSAT Capital Appreciation              -2.48%             N/A             3.58%        4-15-92
Fund
-----------------------------------------------------------------------------------------------
NSAT Govt. Bond Fund                   -4.79%            6.22%           11.24%*      11-08-82
-----------------------------------------------------------------------------------------------
NSAT Money Market Fund                  2.24%            3.13%            4.52%*      11-10-81
-----------------------------------------------------------------------------------------------
NSAT Total Return                      -0.54%            7.40%           11.24%*      11-08-82
-----------------------------------------------------------------------------------------------

                                    56 of 131

-----------------------------------------------------------------------------------------------
                                     1 Year To        5 Years To      Life of Fund    Date Fund
SUB-ACCOUNT OPTIONS                   12/31/94         12/31/94        To 12/31/94    Effective
-----------------------------------------------------------------------------------------------
NB Growth Portfolio                    -6.52%            4.12%           13.95%*       9-10-84
-----------------------------------------------------------------------------------------------
NB Limited Mat. Bond                   -1.75%            4.55%            6.34%*       9-10-84
-----------------------------------------------------------------------------------------------
NB Partners Portfolio                   N/A               N/A            -4.51%        3-22-94
-----------------------------------------------------------------------------------------------
Oppenheimer Bond Fund                  -3.51%            6.76%            7.97%        4-30-85
-----------------------------------------------------------------------------------------------
Oppenheimer Global                     -7.25%             N/A             9.36%       11-12-90
Securities
-----------------------------------------------------------------------------------------------
Oppenheimer Mult. Str.                 -3.52%            5.72%            8.20%        2-09-87
-----------------------------------------------------------------------------------------------
Strong Discovery Fund II               -6.91%             N/A             7.30%        5-08-92
-----------------------------------------------------------------------------------------------
Strong Special Fund II                  1.96%             N/A            14.93%        5-08-92
-----------------------------------------------------------------------------------------------
TCI Balanced                           -0.99%             N/A             5.24%        5-01-91
-----------------------------------------------------------------------------------------------
TCI Growth                             -2.75%            6.88%            8.79%       11-20-87
-----------------------------------------------------------------------------------------------
TCI International                       N/A               N/A            -8.89%        5-01-94
-----------------------------------------------------------------------------------------------
Van Eck Worldwide Bond                 -2.90%            4.19%            3.92%        9-01-89
-----------------------------------------------------------------------------------------------
Van Eck Gold & Nat. Res.               -6.33%            2.96%            4.28%        9-01-89
-----------------------------------------------------------------------------------------------

* Represents 10 years to 12/31/94.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------------------------------------------------------------
                                     1 Year To        5 Years To      Life of Fund    Date Fund
SUB-ACCOUNT OPTIONS                   12/31/94         12/31/94        To 12/31/94    Effective
-----------------------------------------------------------------------------------------------
AVIS Growth Fund                       -8.98%            6.15%           12.41%*       2-08-84
-----------------------------------------------------------------------------------------------
AVIS High Yield Bond Fund             -15.51%            5.71%            9.59%*       2-08-84
-----------------------------------------------------------------------------------------------
AVIS US Govt/AAA-rated                -13.46%            3.18%            3.89%       11-19-85
-----------------------------------------------------------------------------------------------
Dreyfus Socially Responsible           -8.05%             N/A            -3.41%       10-06-93
Growth Fund
-----------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund               -8.62%            3.69%            3.24%        9-19-89
-----------------------------------------------------------------------------------------------
Fidelity Equity Income Port.           -2.72%            5.86%            6.56%       10-09-86
-----------------------------------------------------------------------------------------------
Fidelity Growth Port.                  -9.46%            6.43%            8.41%       10-09-86
-----------------------------------------------------------------------------------------------
Fidelity High Income Port.            -10.87%            9.80%            6.76%        9-09-85
-----------------------------------------------------------------------------------------------
Fidelity Overseas Port.                -7.84%            0.93%            2.70%        1-28-87
-----------------------------------------------------------------------------------------------
Fidelity Fund II Asset Mgr.           -15.09%            6.49%            5.47%        9-06-89
-----------------------------------------------------------------------------------------------
NSAT Capital Appreciation             -10.27%             N/A            -1.01%        4-15-92
Fund
-----------------------------------------------------------------------------------------------
NSAT Govt. Bond Fund                  -12.44%            3.53%            5.72%*      11-08-82
-----------------------------------------------------------------------------------------------
NSAT Money Market Fund                 -5.84%            0.15%            2.12%*      11-10-81
-----------------------------------------------------------------------------------------------
NSAT Total Return                      -8.44%            4.62%            9.59%*      11-08-82
-----------------------------------------------------------------------------------------------
NB Growth Portfolio                   -14.07%            1.19%            8.57%*       9-10-84
-----------------------------------------------------------------------------------------------
NB Limited Mat. Bond                   -9.58%            1.71%            4.21%*       9-10-84
-----------------------------------------------------------------------------------------------
NB Partners Portfolio                   N/A               N/A           -13.70%        3-22-94
-----------------------------------------------------------------------------------------------

                                    57 of 131

-----------------------------------------------------------------------------------------------
                                    1 Year To        5 Years To      Life of Fund     Date Fund
SUB-ACCOUNT OPTIONS                  12/31/94         12/31/94        To 12/31/94     Effective
-----------------------------------------------------------------------------------------------
Oppenheimer Bond Fund                 -11.24%            4.07%            5.82%        4-30-85
-----------------------------------------------------------------------------------------------
Oppenheimer Global                    -14.75%             N/A             5.51%       11-12-90
Securities
-----------------------------------------------------------------------------------------------
Oppenheimer Mult. Str.                -11.24%            2.84%            5.99%        2-09-87
-----------------------------------------------------------------------------------------------
Strong Discovery Fund II              -14.44%             N/A             2.86%        5-08-92
-----------------------------------------------------------------------------------------------
Strong Special Fund II                 -6.10%             N/A            10.79%        5-08-92
-----------------------------------------------------------------------------------------------
TCI Balanced                           -8.87%             N/A             1.64%        5-01-91
-----------------------------------------------------------------------------------------------
TCI Growth                            -10.52%            4.18%            6.24%       11-20-87
-----------------------------------------------------------------------------------------------
TCI International                       N/A               N/A           -17.78%        5-01-94
-----------------------------------------------------------------------------------------------
Van Eck Worldwide Bond                -10.66%            1.40%            0.70%        9-01-89
-----------------------------------------------------------------------------------------------
Van Eck Gold & Nat. Res.              -13.89%           -0.63%            0.56%        9-01-89
-----------------------------------------------------------------------------------------------

* Represents 10 years to 12/31/94.


                                LEGAL PROCEEDINGS

      There are no material legal proceedings, other than ordinary routine litigation incidental to the business to which the Company and the Variable Account are parties or to which any of their property is the subject.

      The General Distributor, Nationwide Financial Services, Inc., is not engaged in any litigation of any material nature.

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
General Information and History ...........................................    1
Services ..................................................................    1
Purchase of Securities Being Offered ......................................    1
Underwriters ..............................................................    2
Calculations of Performance ...............................................    2
Fund Performance Summary ..................................................    3
Annuity Payments ..........................................................    4
Financial Statements ......................................................    5

                                    58 of 131

                                   APPENDIX A

      Purchase Payments under the Fixed Account portion of the Contract and transfers to the Fixed Account portion become part of the general account of the Company, which support insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 ("1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which related to the guaranteed interest portion. Disclosures regarding the Fixed Account portion of the Contract and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                            FIXED ACCOUNT ALLOCATIONS

THE FIXED ACCOUNT

      The Fixed Account is made up of all the general assets of the Company, other than those in the Nationwide Variable Account II and any other segregated asset account. Fixed Account purchase payments will be allocated to the Fixed Account by election of the Contract Owner at the time of purchase.

      The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Account assets will be allocated by the Company between itself and the Contracts participating in the Fixed Account.

      The level of annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

      Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in the sole discretion of the Company at such rate or rates as the Company prospectively declares from time to time. Any such rate or rates so determined will remain effective for a period of not less than twelve months, and remain at such rate unless changed. However, the Company guarantees that it will credit interest at not less than 3.0% per year (or as otherwise required under state law, or at such minimum rate as stated in the contract when sold). ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3.0% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.0% FOR ANY GIVEN YEAR. New purchase payments deposited to the Contract which are allocated to the Fixed Account may receive a different rate of interest than money

                                    59 of 131
transferred from the Variable sub-accounts to the Fixed Account and amounts maturing in the Fixed Account at the expiration of an Interest Rate Guarantee Period.

      The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less the sum of all administrative charges, any applicable premium taxes, and less any amounts surrendered. If the Contract Owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge").

TRANSFERS

      Contract Owners may at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account. The maximum percentage that may be transferred will be determined by the Company at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter. Transfer under this provision must be made within 45 days after the expiration date of the guarantee period. Owners who have entered into a Dollar Cost Averaging Agreement with the Company (See "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement. Any Group Annuity Contract offered in conjunction with the Prospectus, the assets of which are invested in the general account of the Company, may be subject to restrictions or surrender of a plan's or a participant's interest in the Annuity Contract, and may require that such a surrender be completed over a period of 5 years.

                      ANNUITY PAYMENT PERIOD-FIXED ACCOUNT

FIRST AND SUBSEQUENT PAYMENTS

      A Fixed Annuity is an annuity with payments which are guaranteed by the Company as to dollar amount during the annuity payment period. The first Fixed Annuity payment will be determined by applying the Fixed Account Contract Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This will be done at the Annuitization Date on an age last birthday basis. Fixed Annuity payments after the first will not be less than the first Fixed Annuity payment.

      The Company does not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of such Fixed Annuity payments.

ANNUITY TABLES

      The Annuity Tables contained in the Contracts are based on the 1971 Individual Annuity Mortality Table (set back one year).

ASSUMED INTEREST RATE

      The Annuity Tables contained in the Contracts are based on the 1971 Individual Annuity Mortality Table (set back one year) and an assumed interest rate of 3.5%.

                                    60 of 131

                                   APPENDIX B
                      PARTICIPATING UNDERLYING MUTUAL FUNDS

                           AVAILABLE FOR ALL CONTRACTS

AMERICAN CAPITAL LIFE INVESTMENT TRUST

      The American Capital Life Investment Trust is an open-end diversified management investment company organized as a Massachusetts business trust on June 3, 1985. The Trust offers shares in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen American Capital Asset Management, Inc. serves as the Portfolio's investment adviser.

       -AMERICAN CAPITAL REAL ESTATE SECURITIES PORTFOLIO

       Investment Objective: To seek long-term capital growth by investing in a portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. There can be no assurance that the Fund will achieve its investment objective.

DREYFUS STOCK INDEX FUND

      The Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. Wells Fargo Nikko Investment Advisors serves as the Fund's index fund manager. As of May 1, 1994, the Dreyfus Life and Annuity Index Fund began doing business as the Dreyfus Stock Index Fund.

Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

      The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Dreyfus Corporation serves as the Fund's investment advisor. Tiffany Capital Advisors, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

Investment Objective: The Fund's primary goal is to provide capital growth equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributed to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

                                    61 of 131

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

      The fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. The funds shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the Fund's manager.

       -EQUITY-INCOME PORTFOLIO

       Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

       -GROWTH PORTFOLIO

       Investment Objective: Seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

       -HIGH INCOME PORTFOLIO

       Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. The Portfolio manager will seek high current income normally by investing the Portfolio's assets as follows:

       - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

       - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

       Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

                                    62 of 131

       -OVERSEAS PORTFOLIO

       Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

      The Variable Insurance Products Fund II is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. The fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the fund's manager.

       -ASSET MANAGER PORTFOLIO

       Investment Objective: To seek high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

       -CONTRAFUND PORTFOLIO

       Investment Objective: To seek capital appreciation by investing primarily in companies that the fund manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The fund primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

NATIONWIDE SEPARATE ACCOUNT TRUST

      Nationwide Separate Account Trust (the "Trust") is a diversified open-end management investment company created under the laws of Massachusetts. The Trust offers shares in the four separate Mutual Funds listed below, each with its own investment objectives. Currently, shares of the Trust will be sold only to life insurance company separate accounts to fund the benefits under variable insurance or annuity policies issued by life insurance companies. The assets of the Trust are managed by Nationwide Financial Services, Inc. of One Nationwide Plaza, Columbus, Ohio 43216, a wholly-owned subsidiary of Nationwide Life Insurance Company.

       -CAPITAL APPRECIATION FUND

       Investment Objective: The Fund is designed for investors who are interested in long-term growth. The Fund seeks to meet its objective primarily through a diversified portfolio of the common stock of companies which the investment manager determines have a better-than-average potential for sustained capital growth over the long term.

      -GOVERNMENT BOND FUND

      Investment Objective: To provide as high a level of income as is consistent with the preservation of capital. It seeks to achieve its objective by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

                                    63 of 131

       -MONEY MARKET FUND

       Investment Objective: To seek as high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

       -TOTAL RETURN FUND

       Investment Objective: To obtain a reasonable long-term total return (i.e., earnings growth plus potential dividend yield) on invested capital from a flexible combination of current return and capital gains through investments in common stocks, convertible issues, money market instruments and bonds with a primary emphasis on common stocks.

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST (FORMERLY "ADVISERS MANAGEMENT TRUST")

      Neuberger & Berman Advisers Management Trust is an open-end diversified management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the Trust are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger & Berman Management Incorporated.

       -GROWTH PORTFOLIO

       Investment Objective: The Portfolio seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

      -LIMITED MATURITY BOND PORTFOLIO

      Investment Objective: To provide the high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities.

      -PARTNERS PORTFOLIO

      Investment Objective: To seek capital growth. This portfolio will seek to achieve its objective by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and support from asset values. The objective of the Partners Portfolio is not fundamental and can be changed by the Trustees of the Trust without shareholder approval. Shareholders will, however, receive at least 30 days notice thereof. There is no assurance the investment objective will be met.

                                    64 of 131

OPPENHEIMER VARIABLE ACCOUNT FUNDS

      The Oppenheimer Variable Account Funds is an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. Oppenheimer Management Corporation is the Funds' investment adviser.

       -OPPENHEIMER BOND FUND

       Investment Objective: Primarily to seek a high level of current income from investment in high yield fixed-income securities rated "Baa" or better by Moody's or "BBB" or better by Standard & Poor's. Secondarily, the fund seeks capital growth when consistent with its primary objective.

       -OPPENHEIMER GLOBAL SECURITIES FUND

       Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to be speculative.

       -OPPENHEIMER MULTIPLE STRATEGIES FUND

       Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG VARIABLE INSURANCE PRODUCTS FUNDS

       The Strong Variable Insurance Products Funds are diversified, open-end management investment companies, commonly called mutual funds. Strong Special Fund II, Inc. ("Special Fund II") and Strong Discover Fund II, Inc. ("Discovery Fund II") were separately incorporated in Wisconsin on December 28, 1990. Shares of the Funds may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity and variable life insurance contracts. Strong/Corneliuson Capital Management, Inc. is the investment advisor for each of the Funds.

        -DISCOVERY FUND II, INC.

        Investment Objective: The Discovery Fund II's investment objective is to seek maximum capital appreciation through investments in a diversified portfolio of securities.

        -SPECIAL FUND II, INC.

        Investment Objective: The Special Fund II's investment objective is to seek capital appreciation through investments in a diversified portfolio of equity securities.

TCI PORTFOLIOS, INC., MEMBER OF THE TWENTIETH CENTURY FAMILY OF MUTUAL FUNDS.

      TCI Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of the Twentieth Century Family of Mutual Funds, TCI Portfolios is managed by Investors Research Corporation.

                                   65 of 131

-     TCI BALANCED

       Investment Objective: Capital growth and current income. The fund will seek to achieve its objective by maintaining approximately 60% of the assets of the fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the fund will be invested in fixed income senior securities. There can be no assurance that the Fund will achieve its investment objective.

-     TCI GROWTH

       Investment Objective: Capital growth. The fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the fund's investment manager, better than average potential for appreciation. The fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

       The fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

-     TCI INTERNATIONAL

       Investment Objective: To seek capital growth. The fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. Securities of United States issuers may be included in the portfolio from time to time. Although the primary investment of the fund will be common stocks (defined to include depository receipts for common stocks), the fund may also invest in other types of securities consistent with the fund's objective. When the manager believes that the total return potential of other securities equals or exceeds the potential return of common stocks, the fund may invest up to 35% of its assets in such other securities. There can be no assurance that the fund will achieve its objectives.

       (Although the Statement of Additional Information concerning TCI Portfolios, Inc., refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming Contract Owners will receive cash from the Company.)

VAN ECK WORLDWIDE INSURANCE TRUST (FORMERLY VAN ECK INVESTMENT TRUST)

      Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a "Business Trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Trust shares are offered only to separate accounts of various insurance companies to fund the benefits of variable insurance and annuity policies. The investment adviser and manager is Van Eck Associates Corporation.

                                    66 of 131

       -WORLDWIDE BOND FUND (FORMERLY GLOBAL BOND FUND)

       Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities.

       -GOLD AND NATURAL RESOURCES FUND

       Investment Objective: To seek long-term capital appreciation by investing in equity and debt securities of companies engaged in the exploration, development, production and distribution of gold and other natural resources, such as strategic and other metals, minerals, forest products, oil, natural gas and coal. Current income is not an objective.

WARBURG PINCUS TRUST

The Warburg Pincus Trust ("Trust") is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Trust portfolios are managed by Warburg, Pincus Counsellors, Inc. ("Counsellors.")

       - INTERNATIONAL EQUITY PORTFOLIO

       Investment Objective: To seek long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of "Counsellors" have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

       - SMALL COMPANY GROWTH PORTFOLIO

       Investment Objective: To seek capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

                                    67 of 131

         AVAILABLE FOR ALL CONTRACTS ISSUED ON OR AFTER MAY 1, 1987 AND
                            BEFORE SEPTEMBER 1, 1989

AMERICAN VARIABLE INSURANCE SERIES

      The American Variable Insurance Series was organized as a Massachusetts business trust in 1983, and is a fully managed, diversified, open-end investment company. Shares of the series are offered only to separate accounts of various insurance companies which fund certain variable annuity and life insurance contracts.

       -GROWTH FUND

       Investment Objective: To provide growth of capital. Whatever current income is generated by the Fund is likely to be incidental to the objective of capital growth. Ordinarily, accomplishment of the Fund's objective of capital growth will be sought by investing primarily in common stocks or securities with common stock characteristics.

       -HIGH-YIELD BOND FUND

       Investment Objective: Seeks high current income and secondarily seeks capital appreciation. The Fund invests substantially in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities. These investments are subject to greater market fluctuations and risk of loss of income and principal than are investments in lower yielding fixed income securities.

       -U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

       Investment Objective: A high level of current income consistent with prudent investment risk and preservation of capital. It seeks to achieve its objective by investing primarily in a combination of (i) securities guaranteed by the U.S. Government (backed by the full faith and credit of the U.S.), and (ii) corporate debt securities rated AAA by Standard and Poor's Corporation or Aaa by Moody's Investors Service, Inc. (or that have not received a rating but are determined to be of comparable quality by the Investment Adviser).

                                    68 of 131

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1995

              INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS ISSUED
                      BY THE NATIONWIDE VARIABLE ACCOUNT-II
                      OF NATIONWIDE LIFE INSURANCE COMPANY

      This Statement of Additional Information is not a prospectus. It contains information in addition to and in some respects more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 1995. The Prospectus may be obtained from Nationwide Life Insurance Company by writing P. O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-243-6295, TDD 1-800-238-3035.

                                TABLE OF CONTENTS
                                                                            PAGE
General Information and History ...........................................    1
Services ..................................................................    1
Purchase of Securities Being Offered ......................................    1
Underwriters ..............................................................    2
Calculations of Performance ...............................................    2
Fund Performance Summary ..................................................    3
Annuity Payments ..........................................................    4
Financial Statements ......................................................    5

GENERAL INFORMATION AND HISTORY

      The Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Company"). The Nationwide Variable Account-II was formerly known as the "Nationwide Spectrum Variable Account." The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Corporation. Nationwide Corporation is a holding company. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%).

SERVICES

      The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each such Contract Owner and records with respect to the Contract Value of each Contract.

      The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the underlying Mutual Funds.

      The financial statements and schedule have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

      The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

      The Contract Owner may transfer up to 100% of the Contract Value from the Variable Account to the Fixed Account. However, the Company, at its sole discretion, reserves the right to limit such transfers to 25% of the Contract Value for any 12 month period. Contract Owners may at the maturity of an Interest Rate Guarantee Period transfer a portion of the Contract Value of the Fixed Account to the Variable Account. Such portion will be determined by the Company at its sole discretion (but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing), and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter. Transfer under this provision must be made within 45 days after the termination date of the guarantee period. Owners who have entered into a Dollar Cost Averaging agreement with the Company may transfer from the Fixed Account under the terms of that agreement.

                                   69 of 131

      Transfers from the Fixed and Variable Accounts may not be made prior to the first Contract Anniversary. Transfers from the Fixed Account may not be made within 12 months of any prior Transfer. Transfers must also be made prior to the Annuitization Date.

UNDERWRITERS

      The Contracts, which are offered continuously, are distributed by Nationwide Financial Services, Inc. ("NFS"), One Nationwide Plaza, Columbus, Ohio 43216, a wholly owned subsidiary of the Company. During the fiscal years ended December 31, 1994, 1993 and 1992, no underwriting commissions were paid by the Company to NFS.

CALCULATIONS OF PERFORMANCE

      Any current yield quotations of the Nationwide Separate Account Trust Money Market Fund sub-account, subject to Rule 482 of the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, exclusive of capital changes, in the value of hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. As of December 30, 1994, the Nationwide Separate Account Trust Money Market Fund sub-account's seven-day current unit value yield was 4.32%. The Nationwide Separate Account Trust Money Market Fund sub-account's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Fund, and for the period ending December 30, 1994 was 4.41%.

      The Nationwide Separate Account Trust Money Market Fund sub-account's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the sub-account determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a Contract Owner's investment in the Nationwide Separate Account Trust Money Market Fund sub-account is not guaranteed or insured. Yield of other money market funds may not be comparable if a different base period or another method of calculation is used.

      All performance advertising shall also include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the Securities and Exchange Commission, to facilitate comparison with standardized average annual total return advertised for a specific period is found by first taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a maximum $30 Contract Maintenance Charge and a 1.30% Mortality, Expense Risk and Administration Charge. The redeemable value also reflects the effect of any applicable Contingent Deferred Sales Charge that may be imposed at the end of the period (See "Contingent Deferred Sales Charge" located in the Prospectus). No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $10,000 and does not reflect the deduction of any applicable Contingent Deferred Sales Charge. Reflecting the Contingent Deferred Sales Charge would decrease the level of the performance advertised. The Contingent Deferred Sales Charge is not reflected because the Contract is designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment used affects performance because the Contract Maintenance Charge is fixed per Contract charge.

                                    70 of 131

      The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both the standardized average annual return and the nonstandardized average annual total return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying Mutual Fund held in the sub-account has been in existence, if the underlying Mutual Fund has not been in existence for one of the prescribed periods. For those underlying Mutual Funds which have not been held as sub-accounts within the Variable Account for one of the quoted periods, the average annual total return and nonstandardized total return quotations will show the investment performance such underlying Mutual Funds would have achieved (reduced by the applicable charges) had they been held as sub-accounts within the Variable Account for the period quoted.

      Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, therefore, would not be considered a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A Contract Owner's account when redeemed may be more or less than original cost.

      Below are quotations of standardized average annual total return and nonstandardized average annual total return calculated as described above, for each of the sub-accounts available within the Variable Account.

                   UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY
                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------------------------------------------------------------
                                     1 Year To        5 Years To      Life of Fund    Date Fund
SUB-ACCOUNT OPTIONS                   12/31/94         12/31/94        To 12/31/94    Effective
-----------------------------------------------------------------------------------------------
AVIS Growth Fund                       -1.10%            8.85%           13.95%*       2-08-84
-----------------------------------------------------------------------------------------------
AVIS High Yield Bond                   -8.05%            8.30%           11.25%*       2-08-84
Fund
-----------------------------------------------------------------------------------------------
AVIS US Govt/AAA-rated                 -5.88%            5.89%            6.44%       11-19-85
-----------------------------------------------------------------------------------------------
The Dreyfus Socially                   -0.12%             N/A             5.32%       10-06-93
Responsible Growth Fund
-----------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund               -0.73%            6.49%            6.48%        9-29-89
-----------------------------------------------------------------------------------------------
Fidelity Equity Income                  5.38%            8.80%            9.24%       10-09-86
Port.
-----------------------------------------------------------------------------------------------
Fidelity Growth Port.                  -1.62%            9.17%           10.86%       10-09-86
-----------------------------------------------------------------------------------------------
Fidelity High Income Port.             -3.12%           12.31%            9.20%        9-19-85
-----------------------------------------------------------------------------------------------
Fidelity Overseas Port.                 0.11%            4.11%            5.36%        1-28-87
-----------------------------------------------------------------------------------------------
Fidelity Fund II Asset Mgr.            -7.61%            9.06%            8.49%        9-06-89
-----------------------------------------------------------------------------------------------
NSAT Capital Appreciation              -2.48%             N/A             3.58%        4-15-92
Fund
-----------------------------------------------------------------------------------------------
NSAT Govt. Bond Fund                   -4.79%            6.22%           11.24%*      11-08-82
-----------------------------------------------------------------------------------------------
NSAT Money Market Fund                  2.24%            3.13%            4.52%*      11-10-81
-----------------------------------------------------------------------------------------------
NSAT Total Return                      -0.54%            7.40%           11.24%*      11-08-82
-----------------------------------------------------------------------------------------------
NB Growth Portfolio                    -6.52%            4.12%           13.95%*       9-10-84
-----------------------------------------------------------------------------------------------
NB Limited Mat. Bond                   -1.75%            4.55%            6.34%*       9-10-84
-----------------------------------------------------------------------------------------------
NB Partners Portfolio                   N/A               N/A            -4.51%        3-22-94
-----------------------------------------------------------------------------------------------
Oppenheimer Bond Fund                  -3.51%            6.76%            7.97%        4-30-85
-----------------------------------------------------------------------------------------------
Oppenheimer Global                     -7.25%             N/A             9.36%       11-12-90
Securities Fund
-----------------------------------------------------------------------------------------------
Oppenheimer Mult. Str.                 -3.52%            5.72%            8.20%        2-09-87
-----------------------------------------------------------------------------------------------
Strong Discovery Fund II               -6.91%             N/A             7.30%        5-08-92
-----------------------------------------------------------------------------------------------
Strong Special Fund II                  1.96%             N/A            14.93%        5-08-92
-----------------------------------------------------------------------------------------------
TCI Balanced                           -0.99%             N/A             5.24%        5-01-91
-----------------------------------------------------------------------------------------------
TCI Growth                             -2.75%            6.88%            8.79%       11-20-87
-----------------------------------------------------------------------------------------------
TCI International                       N/A               N/A            -8.89%        5-01-94
-----------------------------------------------------------------------------------------------
Van Eck Global Bond                    -2.90%            4.19%            3.92%        9-01-89
-----------------------------------------------------------------------------------------------
Van Eck Gold & Nat. Res.               -6.33%            2.96%            4.28%        9-01-89
-----------------------------------------------------------------------------------------------

*Represents 10 years to 12/31/94.

                                    71 of 131

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

-----------------------------------------------------------------------------------------------
                                     1 Year To        5 Years To      Life of Fund    Date Fund
SUB-ACCOUNT OPTIONS                   12/31/94         12/31/94        To 12/31/94    Effective
-----------------------------------------------------------------------------------------------
AVIS Growth Fund                       -8.98%            6.15%           12.41%*       2-08-84
-----------------------------------------------------------------------------------------------
AVIS High Yield Bond Fund             -15.51%            5.71%            9.59%*       2-08-84
-----------------------------------------------------------------------------------------------
AVIS US Govt/AAA-rated                -13.46%            3.18%            3.89%       11-19-85
-----------------------------------------------------------------------------------------------
The Dreyfus Socially                   -8.05%             N/A            -3.41%       10-06-93
Responsible Growth Fund
-----------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund               -8.62%            3.69%            3.24%        9-29-89
-----------------------------------------------------------------------------------------------
Fidelity Equity Income Port.           -2.72%            5.86%            6.56%       10-09-86
-----------------------------------------------------------------------------------------------
Fidelity Growth Port.                  -9.46%            6.43%            8.41%       10-09-86
-----------------------------------------------------------------------------------------------
Fidelity High Income Port.            -10.87%            9.80%            6.76%        9-19-85
-----------------------------------------------------------------------------------------------
Fidelity Overseas Port.                -7.84%            0.93%            2.70%        1-28-87
-----------------------------------------------------------------------------------------------
Fidelity Fund II Asset Mgr.           -15.09%            6.49%            5.47%        9-06-89
-----------------------------------------------------------------------------------------------
NSAT Capital Appreciation             -10.27%             N/A            -1.01%        4-15-92
Fund
-----------------------------------------------------------------------------------------------
NSAT Govt. Bond Fund                  -12.44%            3.53%            5.72%*      11-08-82
-----------------------------------------------------------------------------------------------
NSAT Money Market Fund                 -5.84%            0.15%            2.12%*      11-10-81
-----------------------------------------------------------------------------------------------
NSAT Total Return                      -8.44%            4.62%            9.59%*      11-08-82
-----------------------------------------------------------------------------------------------
NB Growth Portfolio                   -14.07%            1.19%            8.57%*       9-10-84
-----------------------------------------------------------------------------------------------
NB Limited Mat. Bond                   -9.58%            1.71%            4.21%*       9-10-84
-----------------------------------------------------------------------------------------------
NB Partners Portfolio                   N/A               N/A           -13.70%        3-22-94
-----------------------------------------------------------------------------------------------
Oppenheimer Bond Fund                 -11.24%            4.07%            5.82%        4-30-85
-----------------------------------------------------------------------------------------------
Oppenheimer Global                    -14.75%             N/A             5.51%       11-12-90
Securities Fund
-----------------------------------------------------------------------------------------------
Oppenheimer Mult. Str.                -11.24%            2.84%            5.99%        2-09-87
-----------------------------------------------------------------------------------------------
Strong Discovery Fund II              -14.44%             N/A             2.86%        5-08-92
-----------------------------------------------------------------------------------------------
Strong Special Fund II                 -6.10%             N/A            10.79%        5-08-92
-----------------------------------------------------------------------------------------------
TCI Balanced                           -8.87%             N/A             1.64%        5-01-91
-----------------------------------------------------------------------------------------------
TCI Growth                            -10.52%            4.18%            6.24%       11-20-87
-----------------------------------------------------------------------------------------------
TCI International                       N/A               N/A           -17.78%        5-01-94
-----------------------------------------------------------------------------------------------
Van Eck Global Bond                   -10.66%            1.40%            0.70%        9-01-89
-----------------------------------------------------------------------------------------------
Van Eck Gold & Nat. Res.              -13.89%           -0.63%            0.56%        9-01-89
-----------------------------------------------------------------------------------------------

*Represents 10 years to 12/31/94.

 ANNUITY PAYMENTS

      See "Frequency and Amount of Annuity Payments" located in the Prospectus.

                                    72 of 131

                          Independent Auditors' Report
                          ----------------------------
The Board of Directors and Contract Owners of
  Nationwide Variable Account-II
  Nationwide Life Insurance Company:

        We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-II as of December 31, 1994, and the related statements of operations and changes in contract owners' equity for each of the years in the three year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1994, by correspondence with the custodian and the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-II as of December 31, 1994, and the results of its operations and its changes in contract owners' equity for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

       Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in
Schedule I is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 3, 1995

                                  73 OF 131

================================================================================
                        NATIONWIDE VARIABLE ACCOUNT - II

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                               DECEMBER 31, 1994


ASSETS:
   Investments at market value:
    American VI Series - Growth Fund (AVISGro)
         590,389 shares (cost $14,970,581)  . . . . . . . . . . . . . . . .    $       18,414,233
    American VI Series - High-Yield Bond Fund (AVISHiYld)
         211,459 shares (cost $2,979,179) . . . . . . . . . . . . . . . . .             2,660,151
    American VI Series - U.S. Government/AAA-Rated
    Securities Fund (AVISGvt)
         919,657 shares (cost $10,241,641)  . . . . . . . . . . . . . . . .             9,831,138
    The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         582,669 shares (cost $7,874,254) . . . . . . . . . . . . . . . . .             7,708,705
    Dreyfus Stock Index Fund (DryStkIx)
         1,071,677 shares (cost $14,040,081)  . . . . . . . . . . . . . . .            13,867,506
    Fidelity VIP - Equity-Income Portfolio (FidEqInc)
         41,010,206 shares (cost $595,749,488)  . . . . . . . . . . . . . .           629,506,663
    Fidelity VIP - Growth Portfolio (FidGro)
         28,510,139 shares (cost $601,541,999)  . . . . . . . . . . . . . .           618,384,917
    Fidelity VIP - High Income Portfolio (FidHiInc)
         21,524,712 shares (cost $235,076,653)  . . . . . . . . . . . . . .           231,605,905
    Fidelity VIP - Overseas Portfolio (FidOSeas)
         31,571,795 shares (cost $497,851,760)  . . . . . . . . . . . . . .           494,730,027
    Fidelity VIP-II - Asset Manager Portfolio (FidAsMgr)
         57,652,695 shares (cost $805,885,137)  . . . . . . . . . . . . . .           795,030,663
    Nationwide SAT - Capital Appreciation Fund (NWCapApp)
         2,155,948 shares (cost $23,525,236)  . . . . . . . . . . . . . . .            23,542,952
    Nationwide SAT - Government Bond Fund (NWGvtBd)
         21,314,889 shares (cost $235,572,549)  . . . . . . . . . . . . . .           217,411,868
    Nationwide SAT - Money Market Fund (NWMyMkt)
         693,927,633 shares (cost $693,927,633) . . . . . . . . . . . . . .           693,927,633
    Nationwide SAT - Total Return Fund (NWTotRet)
         20,292,981 shares (cost $195,150,109)  . . . . . . . . . . . . . .           196,841,919
    Neuberger & Berman - Growth Portfolio (NBGro)
         10,090,728 shares (cost $220,608,063)  . . . . . . . . . . . . . .           204,942,684
    Neuberger & Berman - Limited Maturity Bond Portfolio (NBLtdMat)
         10,421,342 shares (cost $148,881,463)  . . . . . . . . . . . . . .           146,107,214
    Neuberger & Berman - Partners Portfolio (NBPart)
         688,263 shares (cost $6,795,062) . . . . . . . . . . . . . . . . .             6,724,330
    Oppenheimer - Bond Fund (OppBdFd)
         8,105,233 shares (cost $92,272,853)  . . . . . . . . . . . . . . .            87,374,414
    Oppenheimer - Global Securities Fund (OppGlSec)
         12,185,645 shares (cost $197,431,792)  . . . . . . . . . . . . . .           183,881,376
    Oppenheimer - Multiple Strategies Fund (OppMult)
         8,427,439 shares (cost $108,462,704) . . . . . . . . . . . . . . .           108,798,242
    Strong VIP - Strong Discovery Fund II, Inc. (StDisc2)
         11,443,135 shares (cost $124,602,967)  . . . . . . . . . . . . . .           115,232,369
    Strong VIP - Strong Special Fund II, Inc. (StSpec2)
         20,598,037 shares (cost $294,886,137)  . . . . . . . . . . . . . .           293,110,074
    TCI Portfolios - TCI Balanced (TCIBal)
         9,965,805 shares (cost $58,656,775)  . . . . . . . . . . . . . . .            59,396,197
    TCI Portfolios - TCI Growth (TCIGro)
         37,398,419 shares (cost $323,092,249)  . . . . . . . . . . . . . .           344,439,442
    TCI Portfolios - TCI International (TCIInt)
         3,667,722 shares (cost $18,381,121)  . . . . . . . . . . . . . . .            17,421,678
    Van Eck - Global Bond Fund (VEGlobBd)
         7,947,638 shares (cost $84,344,932)  . . . . . . . . . . . . . . .            81,145,385
    Van Eck - Gold and Natural Resources Fund (VEGoldNR)
         8,406,217 shares (cost $114,737,636) . . . . . . . . . . . . . . .           110,289,565
                                                                               ------------------
           Total investments  . . . . . . . . . . . . . . . . . . . . . . .         5,712,327,250
   Accounts receivable  . . . . . . . . . . . . . . . . . . . . . . . . . .                22,177
                                                                               ------------------
           Total assets   . . . . . . . . . . . . . . . . . . . . . . . . .         5,712,349,427
ACCOUNTS PAYABLE  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,544,774
                                                                               ------------------
CONTRACT OWNERS' EQUITY (NOTE 4)  . . . . . . . . . . . . . . . . . . . . .    $    5,710,804,653
                                                                               ==================

See accompanying notes to financial statements.
================================================================================
                                  74 OF 131

================================================================================
                        NATIONWIDE VARIABLE ACCOUNT - II

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

                  YEARS ENDED DECEMBER 31, 1994, 1993 AND 1992


                                                                        1994               1993               1992
                                                                        ----               ----               ----
INVESTMENT ACTIVITY:
   Reinvested capital gains and dividends.....................   $   219,361,059         87,058,811         62,428,553
                                                                 ---------------     --------------      -------------
   Gain (loss) on investments:
    Proceeds from redemptions of mutual fund shares...........     2,081,239,624      1,118,924,497        684,227,731
    Cost of mutual fund shares sold...........................    (1,966,796,733)    (1,023,878,546)      (633,612,394)
                                                                 ---------------     --------------      -------------
    Realized gain on investments..............................       114,442,891         95,045,951         50,615,337
    Change in unrealized gain (loss) on investments...........      (372,586,662)       239,514,450          4,660,809
                                                                 ---------------     --------------      -------------
           Net gain (loss) on investments.....................      (258,143,771)       334,560,401         55,276,146
                                                                 ---------------     --------------      -------------
                   Net investment activity....................       (38,782,712)       421,619,212        117,704,699
                                                                 ---------------     --------------      -------------
EQUITY TRANSACTIONS:
   Purchase payments received from contract owners............     2,110,347,434      1,441,981,228        913,511,619
   Redemptions................................................      (229,544,830)      (142,035,153)      (106,624,969)
   Annuity benefits...........................................          (155,993)          (112,491)           (86,055)
   Adjustments to maintain reserves...........................            29,075            (21,397)             2,223
                                                                 ---------------     --------------      -------------
                   Net equity transactions....................     1,880,675,686      1,299,812,187        806,802,818
                                                                 ---------------     --------------      -------------
EXPENSES (NOTE 2):
   Contract charges...........................................       (67,631,096)       (42,061,726)       (25,054,447)
   Contingent deferred sales charges..........................        (4,253,379)        (2,613,738)        (1,937,912)
                                                                 ---------------     --------------      -------------
                   Total expenses.............................       (71,884,475)       (44,675,464)       (26,992,359)
                                                                 ---------------     --------------      -------------
NET CHANGE IN CONTRACT OWNERS' EQUITY.........................     1,770,008,499      1,676,755,935        897,515,158
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD...................     3,940,796,154      2,264,040,219      1,366,525,061
                                                                 ---------------     --------------      -------------
CONTRACT OWNERS' EQUITY END OF PERIOD.........................   $ 5,710,804,653      3,940,796,154      2,264,040,219
                                                                 ===============     ==============      =============

See accompanying notes to financial statements.
================================================================================

                                  75 OF 131

================================================================================
                        NATIONWIDE VARIABLE ACCOUNT - II

                         NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1994, 1993 AND 1992

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (a)  Organization

   The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

  (b)  The Contracts

   Only flexible purchase payment contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

   With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

   Funds of the American Variable Insurance Series (American VI Series) (available only for contracts issued on or after May 1, 1987 and before September 1, 1989);
         American VI Series - Growth Fund (AVISGro)
         American VI Series - High-Yield Bond Fund (AVISHiYld)
         American VI Series - U.S. Government/AAA-Rated Securities Fund
         (AVISGvt)

   The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

   Dreyfus Stock Index Fund (DryStkIx)(formerly Dreyfus Life and Annuity Index Fund, Inc. (DLAI))

   Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
         Fidelity VIP - Equity-Income Portfolio (FidEqInc)
         Fidelity VIP - Growth Portfolio (FidGro)
         Fidelity VIP - High Income Portfolio (FidHiInc)
         Fidelity VIP - Overseas Portfolio (FidOSeas)

   Portfolio of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
         Fidelity VIP-II - Asset Manager Portfolio (FidAsMgr)

   Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
         Nationwide SAT - Capital Appreciation Fund (NWCapApp)
         Nationwide SAT - Government Bond Fund (NWGvtBd)
         Nationwide SAT - Money Market Fund (NWMyMkt)
         Nationwide SAT - Total Return Fund (NWTotRet)

   Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman);
         Neuberger & Berman - Growth Portfolio (NBGro)
         Neuberger & Berman - Limited Maturity Bond Portfolio (NBLtdMat) Neuberger & Berman - Partners Portfolio (NBPart)

   Funds of the Oppenheimer Variable Account Funds (Oppenheimer);
         Oppenheimer - Bond Fund (OppBdFd)
         Oppenheimer - Global Securities Fund (OppGlSec)
         Oppenheimer - Multiple Strategies Fund (OppMult)

   Funds of the Strong Variable Insurance Products Funds (Strong VIP);
         Strong VIP - Strong Discovery Fund II, Inc. (StDisc2)
         Strong VIP - Strong Special Fund II, Inc. (StSpec2)

   Portfolios of the TCI Portfolios, Inc. (TCI Portfolios);
         TCI Portfolios - TCI Balanced (TCIBal)
         TCI Portfolios - TCI Growth (TCIGro)
         TCI Portfolios - TCI International (TCIInt)

                                  76 OF 131

   Funds of the Van Eck Investment Trust (Van Eck);
         Van Eck - Global Bond Fund (VEGlobBd)
         Van Eck - Gold and Natural Resources Fund (VEGoldNR)

   At December 31, 1994, contract owners have invested in all of the above funds. The contract owners equity is affected by the investment results of each fund and certain contract expenses (see note 2).

   The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

  (c)  Security Valuation, Transactions and Related Investment Income

   The market value of investments is based on the closing bid prices at December 31, 1994. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

  (d)  Federal Income Taxes

   Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

   The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(2)  EXPENSES

   The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract ownerGs contract value a contingent deferred sales charge. For contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after December 15, 1988, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

   The following administrative charges are deducted by the Company: (a) for The BEST OF AMERICA(R) contracts an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) for The BEST OF AMERICA(R) contracts issued prior to December 15, 1988, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for The BEST OF AMERICA(R) contracts issued on or after December 15, 1988, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively, and for The BEST OF AMERICA(R) Non-Qualified/IRA Rollover Annuity contracts, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively.

(3)  SCHEDULE I

Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented for each series, as applicable, in the following format:

    - Beginning unit value - Jan. 1

    - Reinvested capital gains and dividends (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

    - Unrealized gain (loss) (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the fund.)

    - Contract charges (This amount reflects the decrease in the unit value due to the mortality risk charge, an expense risk charge and an administration charge discussed in note 2.)

    - Ending unit value - Dec. 31

    - Percentage increase (decrease) in unit value.

   For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in
Schedule I.
                                  77 OF 131

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

       The following is a summary of contract owners equity at December 31, 1994, for each series, in both the accumulation and payout phases.

Contract owners' equity represented by:                                              Units               Unit Value
                                                                                  ----------             ----------
Contracts in accumulation phase:
 The BEST OF AMERICA(R) contracts:
  American VI Series - Growth Fund:
     Tax qualified ....................................................              568,831             $16.632869     $  9,461,292
     Non-tax qualified ................................................              538,005              16.632869        8,948,567
  American VI Series - High-Yield Bond Fund:
     Tax qualified ....................................................               90,073              17.247186        1,553,506
     Non-tax qualified ................................................               63,653              17.247186        1,097,835
  American VI Series - U.S. Government/AAA-Rated
  Securities Fund:
     Tax qualified ....................................................              346,442              15.872495        5,498,899
     Non-tax qualified ................................................              272,776              15.872495        4,329,636
  The Dreyfus Socially Responsible Growth Fund, Inc.:
     Tax qualified ....................................................              301,426              10.721141        3,231,631
     Non-tax qualified ................................................              263,764              10.721141        2,827,851
  Dreyfus Stock Index Fund:
     Tax qualified ....................................................              539,188              10.087774        5,439,207
     Non-tax qualified ................................................              418,990              10.087774        4,226,676
  Fidelity VIP - Equity-Income Portfolio:
     Tax qualified ....................................................           15,283,540              18.646331      284,981,946
     Non-tax qualified ................................................           15,217,260              18.646331      283,746,067
  Fidelity VIP - Growth Portfolio:
     Tax qualified ....................................................           11,689,858              25.451479      297,524,175
     Non-tax qualified ................................................           10,492,508              25.451479      267,049,847
  Fidelity VIP - High Income Portfolio:
     Tax qualified ....................................................            4,924,388              18.327364       90,251,051
     Non-tax qualified ................................................            6,177,851              18.327364      113,223,724
  Fidelity VIP - Overseas Portfolio:
     Tax qualified ....................................................           15,065,853              13.701507      206,424,890
     Non-tax qualified ................................................           17,550,925              13.701507      240,474,122
  Fidelity VIP-II - Asset Manager Portfolio:
     Tax qualified ....................................................           24,788,850              15.641016      387,722,799
     Non-tax qualified ................................................           20,692,145              15.641016      323,646,171
  Nationwide SAT - Capital Appreciation Fund:
     Tax qualified ....................................................              890,035              11.311683       10,067,794
     Non-tax qualified ................................................              897,902              11.311683       10,156,783
  Nationwide SAT - Government Bond Fund:
     Tax qualified ....................................................            4,217,320              25.309101      106,736,578
     Non-tax qualified ................................................            3,855,380              25.242252       97,318,474
  Nationwide SAT - Money Market Fund:
     Tax qualified ....................................................           11,466,217              20.457373      234,568,678
     Non-tax qualified ................................................           16,632,423              20.457373      340,255,681
  Nationwide SAT - Total Return Fund:
     Tax qualified ....................................................            2,189,971              40.926247       89,627,294
     Non-tax qualified ................................................            2,396,609              39.872391       95,558,531
  Neuberger & Berman - Growth Portfolio:
     Tax qualified ....................................................            4,909,356              21.247525      104,311,664
     Non-tax qualified ................................................            4,342,056              21.247525       92,257,943
  Neuberger & Berman - Limited Maturity
  Bond Portfolio:
     Tax qualified ....................................................            3,859,535              14.896724       57,494,428
     Non-tax qualified ................................................            4,238,249              14.896724       63,136,026

                                  78 of 131

 Neuberger & Berman - Partners Portfolio:
    Tax qualified .....................................................              223,285              10.017795        2,236,823
    Non-tax qualified .................................................              324,320              10.017795        3,248,971
 Oppenheimer - Bond Fund:
    Tax qualified .....................................................            2,694,486              14.531774       39,155,662
    Non-tax qualified .................................................            2,666,115              14.531774       38,743,381
 Oppenheimer - Global Securities Fund:
    Tax qualified .....................................................            6,376,101              11.307851       72,100,000
    Non-tax qualified .................................................            6,373,740              11.307851       72,073,302
 Oppenheimer - Multiple Strategies Fund:
    Tax qualified .....................................................            3,897,893              13.216172       51,515,224
    Non-tax qualified .................................................            3,363,638              13.216172       44,454,418
 Strong VIP - Strong Discovery Fund II, Inc.:
    Tax qualified .....................................................            3,921,214              12.143604       47,617,670
    Non-tax qualified .................................................            4,385,371              12.143604       53,254,209
 Strong VIP - Strong Special Fund II, Inc.:
    Tax qualified .....................................................            8,576,003              14.551898      124,797,121
    Non-tax qualified .................................................            8,937,552              14.551898      130,058,345
 TCI Portfolios - TCI Balanced:
    Tax qualified .....................................................            2,670,990              10.801286       28,850,127
    Non-tax qualified .................................................            2,324,933              10.801286       25,112,266
 TCI Portfolios - TCI Growth:
    Tax qualified .....................................................            9,394,094              19.378026      182,038,998
    Non-tax qualified .................................................            7,577,109              19.378026      146,829,415
 TCI Portfolios - TCI International:
    Tax qualified .....................................................              688,372               9.392316        6,465,407
    Non-tax qualified .................................................              845,551               9.392316        7,941,682
 Van Eck - Global Bond Fund:
    Tax qualified .....................................................            2,731,900              12.465907       34,055,611
    Non-tax qualified .................................................            3,204,016              12.465907       39,940,965
 Van Eck - Gold and Natural Resources Fund:
    Tax qualified .....................................................            3,213,104              12.728311       40,897,387
    Non-tax qualified .................................................            4,473,812              12.728311       56,944,070
The BEST OF AMERICA(R) Non-Qualified/IRA
    Rollover Annuity contracts:
 The Dreyfus Socially Responsible Growth Fund, Inc.:
    Tax qualified .....................................................               56,245              10.146464          570,688
    Non-tax qualified .................................................              106,285              10.146464        1,078,417
 Dreyfus Stock Index Fund:
    Tax qualified .....................................................              142,221              10.046079        1,428,763
    Non-tax qualified .................................................              276,005              10.046079        2,772,768
 Fidelity VIP - Equity-Income Portfolio:
    Tax qualified .....................................................            2,320,419              10.760332       24,968,479
    Non-tax qualified .................................................            3,315,450              10.760332       35,675,343
 Fidelity VIP - Growth Portfolio:
    Tax qualified .....................................................            2,012,595              10.082986       20,292,967
    Non-tax qualified .................................................            3,322,957              10.082986       33,505,329
 Fidelity VIP - High Income Portfolio:
    Tax qualified .....................................................            1,188,719               9.844496       11,702,339
    Non-tax qualified .................................................            1,667,761               9.844496       16,418,266
 Fidelity VIP - Overseas Portfolio:
    Tax qualified .....................................................            1,746,850              10.536141       18,405,058
    Non-tax qualified .................................................            2,782,899              10.536141       29,321,016
 Fidelity VIP-II - Asset Manager Portfolio:
    Tax qualified .....................................................            3,610,795               9.571852       34,561,995
    Non-tax qualified .................................................            5,121,023               9.571852       49,017,674
 Nationwide SAT - Capital Appreciation Fund:
    Tax qualified .....................................................              147,498              10.044095        1,481,484
    Non-tax qualified .................................................              182,857              10.044095        1,836,633

                                  79 of 131

 Nationwide SAT - Government Bond Fund:
    Tax qualified ....................................................             592,092                9.562079        5,661,630
    Non-tax qualified ................................................             794,271                9.562079        7,594,882
 Nationwide SAT - Money Market Fund:
    Tax qualified ....................................................           3,886,019               10.254838       39,850,495
    Non-tax qualified ................................................           7,565,949               10.254838       77,587,581
 Nationwide SAT - Total Return Fund:
    Tax qualified ....................................................             441,098               10.057257        4,436,236
    Non-tax qualified ................................................             657,733               10.057257        6,614,990
 Neuberger & Berman - Growth Portfolio:
    Tax qualified ....................................................             264,982                9.458916        2,506,442
    Non-tax qualified ................................................             616,908                9.458916        5,835,281
 Neuberger & Berman - Limited Maturity
 Bond Portfolio:
    Tax qualified ....................................................           1,228,030                9.860649       12,109,173
    Non-tax qualified ................................................           1,355,362                9.860649       13,364,749
 Neuberger & Berman - Partners Portfolio:
    Tax qualified ....................................................              33,992               10.013591          340,382
    Non-tax qualified ................................................              89,689               10.013591          898,109
 Oppenheimer - Bond Fund:
    Tax qualified ....................................................             438,846                9.733460        4,271,490
    Non-tax qualified ................................................             538,413                9.733460        5,240,621
 Oppenheimer - Global Securities Fund:
    Tax qualified ....................................................           1,500,105               10.394970       15,593,546
    Non-tax qualified ................................................           2,319,507               10.394970       24,111,206
 Oppenheimer - Multiple Strategies Fund:
    Tax qualified ....................................................             567,718                9.830640        5,581,031
    Non-tax qualified ................................................             737,041                9.830640        7,245,585
 Strong VIP - Strong Discovery Fund II, Inc.:
    Tax qualified ....................................................             521,530               10.071698        5,252,693
    Non-tax qualified ................................................             904,088               10.071698        9,105,701
 Strong VIP - Strong Special Fund II, Inc.:
    Tax qualified ....................................................           1,448,992               10.710138       15,518,904
    Non-tax qualified ................................................           2,121,641               10.710138       22,723,068
 TCI Portfolios - TCI Balanced:
    Tax qualified ....................................................             190,646                9.975959        1,901,877
    Non-tax qualified ................................................             353,974                9.975959        3,531,230
 TCI Portfolios - TCI Growth:
    Tax qualified ....................................................             581,271                9.896469        5,752,530
    Non-tax qualified ................................................             984,162                9.896469        9,739,729
 TCI Portfolios - TCI International:
    Tax qualified ....................................................              93,487                9.388381          877,692
    Non-tax qualified ................................................             227,593                9.388381        2,136,730
 Van Eck - Global Bond Fund:
    Tax qualified ....................................................             237,637                9.919400        2,357,216
    Non-tax qualified ................................................             473,752                9.919400        4,699,336
 Van Eck - Gold and Natural Resources Fund:
    Tax qualified ....................................................             416,949               10.464922        4,363,339
    Non-tax qualified ................................................             771,280               10.464922        8,071,385
                                                                                 =========               =========
Reserves for annuity contracts in payout phase:
    Tax qualified ....................................................                                                      368,775
    Non-tax qualified ................................................                                                    1,042,980
                                                                                                                     --------------
                                                                                                                     $5,710,804,653
                                                                                                                     ==============


                                  80 of 131

NATIONWIDE VARIABLE ACOUNT--II                                      SCHEDULE I

                        THE BEST OF AMERICA(R) CONTRACTS
                       TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1994, 1993 AND 1992

                                        AVISGro+        AVISHiYld+     AVISGvt+     DrySRGro        DryStkIx
                                        --------        ----------     --------     --------        --------
1994
    Beginning unit value - Jan. 1        $16.767635     18.696382     16.810323     10.702195       10.130946
    Reinvested capital gains
     and dividends                          .539769      1.648226      1.072204       .276343         .283238
    Unrealized gain (loss)                 (.458197)    (2.863015)    (1.799954)     (.117315)       (.195244)
    Contract charges                       (.216338)     (.234407)     (.210078)     (.140082)       (.131166)
    Ending unit value - Dec. 31          $16.632869     17.247186     15.872495     10.721141       10.087774
    Percentage increase
     (decrease) in
     unit value*(a)                              (1)%          (8)%          (6)%          0%              0%

1993
    Beginning unit value - Jan. 1        $14.603954     16.269615     15.319654     10.000000       10.000000
    Reinvested capital gains
     and dividends                          .676117      1.606197      1.097138       .031105        1.497786
    Unrealized gain (loss)                 1.690570      1.051273       .607970       .703067       (1.333974)
    Contract charges                       (.203006)     (.230703)     (.214439)     (.031977)       (.032866)
    Ending unit value - Dec. 31          $16.767635     18.696382     16.810323     10.702195       10.130946
    Percentage increase
     (decrease) in
     unit value*(a)                              15%           15%           10%            7%(b)           1%(b)

1992
    Beginning unit value - Jan. 1        $13.356752     14.656040     14.425067         **              **
    Reinvested capital gains
     and dividends                          .251749      1.441209      1.037749
    Unrealized gain (loss)                 1.171898       .374264       .408963
    Contract charges                       (.176445)     (.201898)     (.192125)
    Ending unit value - Dec. 31          $14.603954     16.269615     15.319654
    Percentage increase
     (decrease) in
     unit value*(a)                               9%           11%            6%

                                         FidEqInc     FidGro       FidHiInc     FidOSeas
                                         --------     ------       --------     --------
1994
    Beginning unit value - Jan. 1         17.644458    25.790764    18.859652    13.646118
    Reinvested capital gains
     and dividends                         1.324090     1.551366     1.728139      .070437
    Unrealized gain (loss)                 (.084066)   (1.565204)   (2.016825)     .168983
    Contract charges                       (.238151)    (.325447)    (.243602)    (.184031)
    Ending unit value - Dec. 31           18.646331    25.451479    18.327364    13.701507
    Percentage increase
     (decrease) in
     unit value*(a)                              6%           (1)%         (3)%          0%

1993
    Beginning unit value - Jan. 1         15.123262    21.890060    15.855840    10.074553
    Reinvested capital gains
     and dividends                          .440973      .486821     1.303797      .235418
    Unrealized gain (loss)                 2.298480     3.727181     1.928892     3.494272
    Contract charges                       (.218257)    (.313298)    (.228877)    (.158125)
    Ending unit value - Dec. 31           17.644458    25.790764    18.859652    13.646118
    Percentage increase
     (decrease) in
     unit value*(a)                              17%          18%          19%          35%

1992
    Beginning unit value - Jan. 1         13.099125    20.287900    13.055215    11.432117
    Reinvested capital gains
     and dividends                          .466700      .525410     1.105839      .156875
    Unrealized gain (loss)                 1.739860     1.340775     1.891167    (1.369738)
    Contract charges                       (.182423)    (.264025)    (.196381)    (.144701)
    Ending unit value - Dec. 31           15.123262    21.890060    15.855840    10.074553
    Percentage increase
     (decrease) in
     unit value*(a)                              15%          8%           21%         (12)%

 * An annualized rate of return cannot be determined as:
   (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
   (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.
 + See note 1(b).

                                  81 of 131

                        NATIONWIDE VARIABLE ACCOUNT -- II
                        THE BEST OF AMERICA(R) CONTRACTS
                       TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                  YEARS ENDED DECEMBER 31, 1994, 1993 AND 1992

                                                                           NWGvtBd        NWGvtBd
                                              FidAsMgr       NWCapApp         Qual           Non-Qual       NWMyMkt
                                              --------       --------         -------        --------       -------
1994
    Beginning unit value - Jan. 1              $16.874276     11.564256        26.497619      26.427634      19.951530
    Reinvested capital gains
     and dividends                                .820188       .182737         1.662261       1.657870        .769331
    Unrealized gain (loss)                      (1.841072)     (.286833)       (2.516459)     (2.509816)       .000000
    Contract charges                             (.212376)     (.148477)        (.334320)      (.333436)      (.263488)
    Ending unit value - Dec. 31                $15.641016     11.311683        25.309101      25.242252      20.457373
    Percentage increase
     (decrease) in
     unit value* (a)                                   (7)%          (2)%             (4)%           (4)%           3%

1993
    Beginning unit value - Jan. 1              $14.123234     10.689287        24.513489      24.448737      19.672720
    Reinvested capital gains
     and dividends                                .655581       .260100         1.565876       1.561741        .538378
    Unrealized gain (loss)                       2.296222       .755961          .758226        .756217        .000000
    Contract charges                             (.200761)     (.141092)        (.339972)      (.339061)      (.259568)
    Ending unit value - Dec. 31                $16.874276     11.564256        26.497619      26.427634      19.951530
    Percentage increase
     (decrease) in
     unit value* (a)                                   19%            8%               8%             8%             1%

1992
    Beginning unit value - Jan. 1              $12.789976     10.000000        23.025331      22.964507      19.275668
    Reinvested capital gains
     and dividends                                .651375       .116916         2.455973       2.449485        .652507
    Unrealized gain (loss)                        .857747       .662532         (.658791)      (.657048)       .000000
    Contract charges                             (.175864)     (.090161)        (.309024)      (.308207)      (.255455)
    Ending unit value - Dec. 31                $14.123234     10.689287        24.513489      24.448737      19.672720
    Percentage increase
     (decrease) in
     unit value* (a)                                   10%            7%(b)            6%             6%             2%

                                              NWTotRet      NWTotRet
                                              Qual          Non-Qual      NBGro          NBLtdMat       NBPart
                                              --------      --------      -----          --------       ------
1994
    Beginning unit value - Jan. 1              41.023082     39.966728     22.656907      15.115753      10.000000
    Reinvested capital gains
     and dividends                              2.069920      2.016621      2.730116        .638336        .000000
    Unrealized gain (loss)                     (1.626696)    (1.584802)    (3.855326)      (.662388)       .072563
    Contract charges                            (.540059)     (.526156)     (.284172)      (.194977)      (.054768)
    Ending unit value - Dec. 31                40.926247     39.872391     21.247525      14.896724      10.017795
    Percentage increase
     (decrease) in
     unit value* (a)                                   0%            0%           (6)%           (1)%            0%(b)

1993
    Beginning unit value - Jan. 1              37.471598     36.506693     21.495392      14.362908            **
    Reinvested capital gains
     and dividends                              1.528737      1.489372       .498087        .590488
    Unrealized gain (loss)                      2.538282      2.472924       .947061        .357208
    Contract charges                            (.515535)     (.502261)     (.283633)      (.194851)
    Ending unit value - Dec. 31                41.023082     39.966728     22.656907      15.115753
    Percentage increase
     (decrease) in
     unit value* (a)                                   9%            9%            5%             5%

1992
    Beginning unit value - Jan. 1              35.094975     34.191261     19.882145      13.836035            **
    Reinvested capital gains
      and dividends                             1.320343      1.286344       .212563        .665345
    Unrealized gain (loss)                      1.525734      1.486456      1.660516        .045778
    Contract charges                            (.469454)     (.457368)     (.259832)      (.184250)
    Ending unit value - Dec. 31                37.471598     36.506693     21.495392      14.362908
    Percentage increase
     (decrease) in
     unit value* (a)                                   7%            7%            8%             4%

*An annualized rate of return cannot be determined as:
  (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
  (b) This investment option was not utilized for the entire year indicated. **This investment option was not being utilized or was not available.

                                  82 of 131

                       NATIONWIDE VARIABLE ACCOUNT - II
                       THE BEST OF AMERICA(R) CONTRACTS
                     TAX QUALIFIED and NON-TAX QUALIFIED
                      SCHEDULES OF CHANGES IN UNIT VALUE
                 YEARS ENDED DECEMBER 31, 1994, 1993 AND 1992



                                                 OppBdFd        OppGlSec         OppMult         StDisc2         StSpec2
                                                 -------        --------         -------         -------         -------
1994
  Beginning unit value - Jan. 1                  $15.013579      12.151882       13.655607       13.003747       14.230988
  Reinvested capital gains and dividends            .845781        .214070         .695235         .971108         .407882
  Unrealized gain (loss)                          (1.135198)      (.900281)       (.959283)      (1.670219)        .103551
  Contract charges                                 (.192388)      (.157820)       (.175387)       (.161032)       (.190523)
  Ending unit value - Dec. 31                    $14.531774      11.307851       13.216172       12.143604       14.551898
  Percentage increase (decrease) in unit
   value* (a)                                            (3)%           (7)%            (3)%            (7)%             2%

1993
  Beginning unit value - Jan. 1                  $13.456350      10.000000       11.932236       10.796708       11.519061
  Reinvested capital gains and dividends            .935484        .000000         .527244         .809269         .057233
  Unrealized gain (loss)                            .810882       2.187556        1.363520        1.547378        2.824331
  Contract charges                                 (.189137)      (.035674)       (.167393)       (.149608)       (.169637)
  Ending unit value - Dec. 31                    $15.013579      12.151882       13.655607       13.003747       14.230988
  Percentage increase (decrease) in unit
   value* (a)                                            12%            22%(b)          14%             20%             24%

1992
  Beginning unit value - Jan. 1                  $12.801628             **       11.091678       10.000000       10.000000
  Reinvested capital gains and dividends           1.009044                        .505257         .686629         .254117
  Unrealized gain (loss)                           (.182684)                       .485096         .192133        1.351307
  Contract charges                                 (.171638)                      (.149795)       (.082054)       (.086363)
  Ending unit value - Dec. 31                    $13.456350                      11.932236       10.796708       11.519061
  Percentage increase (decrease) in unit
   value* (a)                                             5%                             8%              8%(b)          15%(b)




                                                 TCIBal          TCIGro          TCIInt         VEGlobBd        VEGoldNR
                                                 -------        --------         -------        --------        --------
1994
  Beginning unit value - Jan. 1                   10.876699      19.864882       10.000000       12.798654       13.544828
  Reinvested capital gains and dividends            .260548        .002124         .000000         .051478         .068031
  Unrealized gain (loss)                           (.194362)      (.235006)       (.554314)       (.222396)       (.711769)
  Contract charges                                 (.141599)      (.253974)       (.053370)       (.161829)       (.172779)
  Ending unit value - Dec. 31                     10.801286      19.378026        9.392316       12.465907       12.728311
  Percentage increase (decrease) in unit
   value* (a)                                            (1)%           (2)%            (6)%(b)         (3)%            (6)%

1993
  Beginning unit value - Jan. 1                   10.232829      18.244594              **       12.031194        8.325308
  Reinvested capital gains and dividends            .193822        .049563                         .966990         .039162
  Unrealized gain (loss)                            .588305       1.819573                        (.037324)       5.323236
  Contract charges                                 (.138257)      (.248848)                       (.162206)       (.142878)
  Ending unit value - Dec. 31                     10.876699      19.864882                       12.798654       13.544828
  Percentage increase (decrease) in unit
   value* (a)                                             6%             9%                              6%             63%

1992
  Beginning unit value - Jan. 1                   10.000000      18.736465              **       12.872259        8.795164
  Reinvested capital gains and dividends            .088865        .118812                        1.091925         .039632
  Unrealized gain (loss)                            .231821       (.379955)                      (1.767233)       (.395454)
  Contract charges                                 (.087857)      (.230728)                       (.165757)       (.114034)
  Ending unit value - Dec. 31                     10.232829      18.244594                       12.031194        8.325308
  Percentage increase (decrease) in unit
   value* (a)                                             2%(b)         (3)%                            (7)%             (5)%

*  An annualized rate of return cannot be determined as:
   (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and
   (b) This investment option was not utilized for the entire year indicated. ** This investment option was not being utilized or was not available.

                                  83 of 131

                       NATIONWIDE VARIABLE ACCOUNT - II
                   THE BEST OF AMERICA(R) NON QUALIFIED/IRA
                          ROLLOVER ANNUITY CONTRACTS
                     TAX QUALIFIED AND NON-TAX QUALIFIED
                      SCHEDULES OF CHANGES IN UNIT VALUE

                         YEAR ENDED DECEMBER 31, 1994

                                        DrySRGro     DryStkIx     FidEqInc      FidGro      FidHiInc      FidOSeas
                                       ----------    --------     ---------    ---------    ---------    ---------
1994**
  Beginning unit value - Jan. 1.....   $10.138790    10.099271    10.192462    10.227729    10.140663    10.504149
  Reinvested capital gains
    and dividends...................      .261532      .282153      .764674      .615160      .929117      .054214
  Unrealized gain (loss)............     (.110944)    (.194528)    (.048662)    (.620912)   (1.084223)     .130333
  Contract charges..................     (.142914)    (.140817)    (.148142)    (.138991)    (.141061)    (.152555)
  Ending unit value - Dec. 31.......   $10.146464    10.046079    10.760332    10.082986     9.844496    10.536141
  Percentage increase
    (decrease) in unit value*.......            0%          (1)%          6%          (1)%         (3)%          0%


                                        FidAsMgr     NWCapApp      NWGvtBd      NWMyMkt      NWTotRet
                                       ----------    --------     ---------    ---------    ---------
1994**
  Beginning unit value - Jan. 1.....    10.337032    10.278752    10.021251    10.011385    10.091256
  Reinvested capital gains
    and dividends...................      .502389      .162311      .628252      .385849      .508763
  Unrealized gain (loss)............    (1.127465)    (.254834)    (.951262)     .000000     (.399693)
  Contract charges..................     (.140104)    (.142134)    (.136162)    (.142396)    (.143069)
  Ending unit value - Dec. 31.......     9.571852    10.044095     9.562079    10.254838    10.057257
  Percentage increase
    (decrease) in unit value*.......           (7)%         (2)%         (5)%          2%           0%


 * An annualized rate of return cannot be determined as contract charges do not include the annual contract maintenance charge discussed in note 2.

** These investment options were not utilized prior to 1994.


                                  84 of 131

                        NATIONWIDE VARIABLE ACCOUNT - II
                     THE BEST OF AMERICA(R) NON QUALIFIED/IRA
                           ROLLOVER ANNUITY CONTRACTS
                       TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                          YEAR ENDED DECEMBER 31, 1994



                           NBGro          NBLtdMat       NBPart         OppBdFd         OppGlSec       OppMult         StDisc2
                           -----          --------       ------         -------         --------       -------         -------

1994**
  Beginning unit value -
    Jan. 1...............   $10.096549    10.015749     10.000000       10.066342       11.182167      10.167774      10.796000
  Reinvested capital
    gains and dividends..     1.216477      .422915       .000000         .566682         .196942        .517326        .805515
  Unrealized gain
    (loss)...............    (1.717723)    (.438889)      .072593        (.760661)       (.827742)      (.713828)     (1.385836)
  Contract charges.......     (.136387)    (.139126)     (.059002)       (.138903)       (.156397)      (.140632)      (.143981)
  Ending unit value -
    Dec. 31..............   $ 9.458916     9.860649     10.013591        9.733460       10.394970       9.830640      10.071698
  Percentage increase
    (decrease) in unit
    value*(a)............           (6)%         (2)%           0%(b)          (3)%            (7)%           (3)%           (7)%


 * An annualized rate of return cannot be determined as:

    (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

    (b) This investment option was not utilized for the entire year indicated.

** These investment options were not being utilized or were not available prior to 1994.



                                  85 of 131

                        NATIONWIDE VARIABLE ACCOUNT - II
                     THE BEST OF AMERICA(R) NON QUALIFIED/IRA
                           ROLLOVER ANNUITY CONTRACTS
                       TAX QUALIFIED AND NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE

                          YEAR ENDED DECEMBER 31, 1994



                                     StSpec2       TCIBal         TCIGro         TCIInt          VEGlobBd       VEGoldNR
                                     -------       ------         ------         ------          --------       --------

1994**
  Beginning unit value - Jan. 1....  $10.484543    10.055760      10.155359      10.000000       10.194477      11.147499
  Reinvested capital gains and
    dividends......................     .300283      .240728        .001086        .000000         .040987        .055957
  Unrealized gain (loss)...........     .076473     (.179560)      (.120150)      (.554133)       (.177244)      (.585405)
  Contract charges.................    (.151161)    (.140969)      (.139826)      (.057486)       (.138820)      (.153129)
  Ending unit value - Dec. 31......  $10.710138     9.975959       9.896469       9.388381        9.919400      10.464922
  Percentage increase (decrease)
    in unit value*(a)..............           2%          (1)%           (3)%           (6)%(b)         (3)%           (6)%


 * An annualized rate of return cannot be determined as:

    (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

    (b) This investment option was not utilized for the entire year indicated.

** These investment options were not being utilized or were not available prior to 1994.


                                  86 of 131

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company (a wholly owned subsidiary of Nationwide Corporation) and subsidiaries as of December 31, 1994 and 1993, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1994. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Participating insurance and the related surplus are discussed in note 13. The Company and its counsel are of the opinion that the ultimate ownership of the participating surplus in excess of the contemplated equitable policyholder dividends belongs to the shareholder. The accompanying consolidated financial statements are presented on such basis.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1994 and 1993, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1994, in conformity with generally accepted accounting principles.

As discussed in note 2 to the consolidated financial statements, in 1994 the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities.

In 1993, the Company adopted the provisions of SFAS No. 109, Accounting for Income Taxes and SFAS No. 106, Employers' Accounting for Postretirement Benefits Other Than Pensions.

                                             KPMG Peat Marwick LLP

Columbus, Ohio
February 27, 1995


                                  87 of 131

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                          Consolidated Balance Sheets

                           December 31, 1994 and 1993
                                (000's omitted)

                                     Assets                                                1994                1993
                                     ------                                             -----------         ----------
Investments (notes 5, 8 and 9):
   Securities available-for-sale, at fair value:
      Fixed maturities (cost $8,318,865 in 1994)                                        $ 8,045,906                 -
      Equity securities (cost $18,373 in 1994; $8,263 in 1993)                               24,713            16,593
   Fixed maturities held-to-maturity, at amortized cost (fair value $3,602,310
      in 1994; $10,886,820 in 1993)                                                       3,688,787        10,120,978
   Mortgage loans on real estate                                                          4,222,284         3,871,560
   Real estate                                                                              252,681           253,831
   Policy loans                                                                             340,491           315,898
   Other long-term investments                                                               63,914           118,490
   Short-term investments (note 14)                                                         131,643            41,797
                                                                                        -----------       -----------
                                                                                         16,770,419        14,739,147
                                                                                        -----------       -----------

Cash                                                                                          7,436            21,835
Accrued investment income                                                                   220,540           190,886
Deferred policy acquisition costs                                                         1,064,159           811,944
Deferred Federal income tax                                                                  36,515                 -
Other assets                                                                                790,603           636,161
Assets held in Separate Accounts (note 8)                                                12,222,461         9,006,388
                                                                                        -----------       -----------
                                                                                        $31,112,133        25,406,361
                                                                                        ===========       ===========

                      Liabilities and Shareholder's Equity
                      ------------------------------------

Future policy benefits and claims (notes 6 and 8)                                        16,321,461        14,092,255
Policyholders' dividend accumulations                                                       338,058           322,686
Other policyholder funds                                                                     72,770            71,959
Accrued Federal income tax (note 7):
   Current                                                                                   13,126            12,294
   Deferred                                                                                       -            31,659
                                                                                        -----------       -----------
                                                                                             13,126            43,953
                                                                                        -----------       -----------

Other liabilities                                                                           235,778           217,952
Liabilities related to Separate Accounts (note 8)                                        12,222,461         9,006,388
                                                                                        -----------       -----------
                                                                                         29,203,654        23,755,193
                                                                                        -----------       -----------

Shareholder's equity (notes 3, 4, 7 and 13):
   Capital shares, $1 par value.  Authorized 5,000 shares, issued and
     outstanding 3,815 shares                                                                 3,815             3,815
   Paid-in additional capital                                                               622,753           422,753
   Unrealized gains (losses) on securities available-for-sale, net of adjustment to deferred policy acquisition costs of $82,525 ($0 in 1993) and net of
     deferred Federal income tax benefit of $64,425 ($1,583 expense in 1993)               (119,668)            6,747
   Retained earnings                                                                      1,401,579         1,217,853
                                                                                        -----------       -----------
                                                                                          1,908,479         1,651,168
                                                                                        -----------       -----------
Commitments and contingencies (notes 9 and 16)
                                                                                        $31,112,133        25,406,361
                                                                                        ===========       ===========

See accompanying notes to consolidated financial statements.

                                  88 of 131

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                       Consolidated Statements of Income

                  Years ended December 31, 1994, 1993 and 1992
                                (000's omitted)

                                                                            1994             1993             1992
                                                                         ----------       ----------       ----------
Revenues (note 17):
   Traditional life insurance premiums                                   $  209,538          215,715          226,888
   Accident and health insurance premiums                                   324,524          312,655          430,009
   Universal life and investment product policy charges                     239,021          188,057          148,464
   Net investment income (note 5)                                         1,289,501        1,204,426        1,120,157
   Net ceded commissions from disposition of credit life and
     credit accident and health business (note 12)                                -                -           27,115
   Realized gains (losses) on investments (notes 5 and 14)                  (16,384)         113,673          (19,315)
                                                                         ----------       ----------       ----------
                                                                          2,046,200        2,034,526        1,933,318
                                                                         ----------       ----------       ----------
Benefits and expenses:
   Benefits and claims                                                    1,279,763        1,236,906        1,319,735
   Provision for policyholders' dividends on participating
     policies (note 13)                                                      46,061           53,189           61,834
  Amortization of deferred policy acquisition costs                          94,744          102,134           99,197
  Other operating costs and expenses                                        352,402          329,396          321,993
                                                                         ----------       ----------       ----------
                                                                          1,772,970        1,721,625        1,802,759
                                                                         ----------       ----------       ----------
          Income before Federal income tax and cumulative
            effect of changes in accounting principles                      273,230          312,901          130,559
                                                                         ----------       ----------       ----------

Federal income tax (note 7):
   Current expense                                                           79,847           75,124           47,402
   Deferred expense (benefit)                                                 9,657           31,634          (13,660)
                                                                         ----------       ----------       ----------
                                                                             89,504          106,758           33,742
                                                                         ----------       ----------       ----------

          Income before cumulative effect of changes in
            accounting principles                                           183,726          206,143           96,817

Cumulative effect of changes in accounting principles,
   net of tax (note 3)                                                            -            5,365                -
                                                                         ----------       ----------       ----------
          Net income                                                     $  183,726          211,508           96,817
                                                                         ==========       ==========       ==========



         See accompanying notes to consolidated financial statements.


                                  89 of 131

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1994, 1993 and 1992
                                (000's omitted)

                                                                        Unrealized
                                                                      gains (losses)
                                                        Paid-in       on securities                             Total
                                        Capital       additional      available-for-        Retained        shareholder's
                                         shares         capital         sale, net           earnings           equity
                                       ---------      -----------     --------------       ----------       -------------
1992:
   Balance, beginning of year           $  3,815         311,753              96,048          933,179           1,344,795
   Dividends paid to shareholder               -               -                   -           (5,846)             (5,846)
   Net income                                  -               -                   -           96,817              96,817
   Unrealized losses on equity
     securities, net of deferred
     Federal income tax                        -               -              (5,524)               -              (5,524)
                                       ---------      -----------     --------------       ----------       -------------
   Balance, end of year                 $  3,815         311,753              90,524        1,024,150           1,430,242
                                       =========      ===========     ==============       ==========       =============

1993:
   Balance, beginning of year              3,815         311,753              90,524        1,024,150           1,430,242
   Capital contributions                       -         111,000                   -                -             111,000
   Dividends paid to shareholder               -               -                   -          (17,805)            (17,805)
   Net income                                  -               -                   -          211,508             211,508
   Unrealized losses on equity
     securities, net of deferred
     Federal income tax                        -               -             (83,777)               -             (83,777)
                                       ---------      -----------     --------------       ----------       -------------
   Balance, end of year                 $  3,815         422,753               6,747        1,217,853           1,651,168
                                       =========      ===========     ==============       ==========       =============

1994:
   Balance, beginning of year              3,815         422,753               6,747        1,217,853           1,651,168
   Capital contribution                        -         200,000                   -                -             200,000
   Net income                                  -               -                   -          183,726             183,726
   Adjustment for change in
     accounting for certain
     investments in debt and
     equity securities, net of
     adjustment to deferred policy
     acquisition costs and deferred
     Federal income tax (note 3)               -               -             216,915                -             216,915
  Unrealized losses on securities
     available-for-sale, net of
     adjustment to deferred policy
     acquisition costs and deferred
     Federal income tax                        -               -            (343,330)               -            (343,330)
                                       ---------      -----------     --------------       ----------       -------------
  Balance, end of year                 $   3,815         622,753            (119,668)       1,401,579           1,908,479
                                       =========      ===========     ==============       ==========       =============



See accompanying notes to consolidated financial statements.

                                  90 of 131

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                     Consolidated Statements of Cash Flows

                  Years ended December 31, 1994, 1993 and 1992
                                (000's omitted)

                                                                              1994             1993             1992
                                                                           ----------       ----------       ----------
Cash flows from operating activities:
  Net income                                                               $  183,726          211,508           96,817
  Adjustments to reconcile net income to net cash provided by operating activities:
      Capitalization of deferred policy acquisition costs                    (264,434)        (191,994)        (177,928)
      Amortization of deferred policy acquisition costs                        94,744          102,134           99,197
      Amortization and depreciation                                             6,207           11,156            5,607
      Realized losses (gains) on invested assets, net                          15,949         (113,648)          19,092
      Deferred Federal income tax benefit                                      (2,166)          (6,006)         (13,105)
      Increase in accrued investment income                                   (29,654)          (4,218)         (11,518)
      (Increase) decrease in other assets                                    (112,566)        (549,277)           6,132
      Increase in policyholder account balances                             1,038,641          509,370           19,087
      Increase in policyholders' dividend accumulations                        15,372           17,316           18,708
      Increase (decrease) in accrued Federal income tax payable                   832           16,838          (15,723)
      Increase in other liabilities                                            17,826           26,958           73,512
      Other, net                                                              (19,303)         (11,745)         (10,586)
                                                                           ----------       ----------       ----------
        Net cash provided by operating activities                             945,174           18,392          109,292
                                                                           ----------       ----------       ----------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                     579,067                -                -
  Proceeds from sale of securities available-for-sale                         247,876          247,502           27,844
  Proceeds from maturity of fixed maturities held-to-maturity                 516,003        1,192,093        1,030,397
  Proceeds from sale of fixed maturities                                            -           33,959          123,422
  Proceeds from repayments of mortgage loans on real estate                   220,744          146,047          259,659
  Proceeds from sale of real estate                                            46,713           23,587           22,682
  Proceeds from repayments of policy loans and
     sale of other invested assets                                            134,998           59,643           99,189
  Cost of securities available-for-sale acquired                           (2,569,672)         (12,550)         (12,718)
  Cost of fixed maturities held-to-maturity acquired                         (675,835)      (2,016,831)      (2,687,975)
  Cost of mortgage loans on real estate acquired                             (627,025)        (475,336)        (654,403)
  Cost of real estate acquired                                                (15,962)          (8,827)        (137,843)
  Policy loans issued and other invested assets acquired                     (118,012)         (76,491)         (97,491)
                                                                           ----------       ----------       ----------
      Net cash used in investing activities                                (2,261,105)        (887,204)      (2,027,620)
                                                                           ----------       ----------       ----------

Cash flows from financing activities:
  Proceeds from capital contributions                                         200,000          111,000                -
  Dividends paid to shareholder                                                     -          (17,805)          (5,846)
  Increase in universal life and investment product account balances        3,640,958        2,249,740        2,468,236
  Decrease in universal life and investment product account balances       (2,449,580)      (1,458,504)        (575,180)
                                                                           ----------       ----------       ----------
      Net cash provided by financing activities                             1,391,378          884,431        1,887,210
                                                                           ----------       ----------       ----------

Net increase (decrease) in cash and cash equivalents                           75,447           15,619          (31,118)

Cash and cash equivalents, beginning of year                                   63,632           48,013           79,131
                                                                           ----------       ----------       ----------
Cash and cash equivalents, end of year                                     $  139,079           63,632           48,013
                                                                           ==========       ==========       ==========



See accompanying notes to consolidated financial statements.

                                  91 of 131

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

                   Notes to Consolidated Financial Statements
                        December 31, 1994, 1993 and 1992
                                (000 s omitted)

(1)     Organization and Description of Business
        ----------------------------------------

        Nationwide Life Insurance Company (NLIC) is a wholly owned subsidiary of Nationwide Corporation (Corp.). Wholly-owned subsidiaries of NLIC include Financial Horizons Life Insurance Company (FHLIC), West Coast Life Insurance Company (WCLIC), National Casualty Company and subsidiaries (NCC), Nationwide Financial Services, Inc. (NFS), and effective December 31, 1994, Employers Life Insurance Company of Wausau and subsidiary (ELICW). NLIC and its subsidiaries are collectively referred to as "the Company".

        NLIC, FHLIC, WCLIC and ELICW are life and accident and health insurers and NCC is a property and casualty insurer. The Company is licensed in all 50 states, the District of Columbia, the Virgin Islands and Puerto Rico. The Company offers a full range of life, health and annuity products through exclusive agents and other distribution channels and is subject to competition from other insurers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

        The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

            LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

            CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

            INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)     Summary of Significant Accounting Policies
        ------------------------------------------

        The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. See note 4.

        In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the period. Actual results could differ significantly from those estimates.

        The estimates susceptible to significant change are those used in determining the liability for future policy benefits and claims and those used in determining valuation allowances for mortgage loans on real estate and real estate. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

                                  92 of 131

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


                 (a) Consolidation Policy
                     --------------------

                     The December 31, 1994, 1993 and 1992 consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries FHLIC, WCLIC, NCC and NFS. The December 31, 1994 consolidated balance sheet also includes the accounts of ELICW, which was acquired by NLIC effective December 31, 1994. See Note 14. All significant intercompany balances and transactions have been eliminated.

                 (b) Valuation of Investments and Related Gains and Losses
                     -----------------------------------------------------

                     Prior to January 1, 1994, the Company classified fixed maturities in accordance with the then existing accounting standards, and accordingly, fixed maturity securities were carried at amortized cost, adjusted for amortization of premium or discount, since the Company had both the ability and intent to hold those securities until maturity. Equity securities were carried at fair value with the unrealized gains and losses, net of deferred Federal income tax, reported as a separate component of shareholder's equity.

                     In May 1993, the Financial Accounting Standards Board
                     (FASB) issued STATEMENT OF FINANCIAL ACCOUNTING
                     STANDARDS NO. 115 - ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES (SFAS 115). SFAS 115 requires fixed maturities and equity securities to be classified as either held-to-maturity, available-for-sale, or trading. The Company has no trading securities. The Company adopted SFAS 115 as of January 1, 1994, with no effect on consolidated net income. See note 3 regarding the effect on consolidated shareholder's equity.

                     Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred Federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

                     Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Loans in foreclosure and loans considered in-substance foreclosed as of the balance sheet date are placed on non-accrual status and written down to the fair value of the existing property to
                     derive a new cost basis.   Real estate is carried at
                     cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances.

                     Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

                     In May, 1993, the FASB issued STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 114 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN (SFAS 114). SFAS 114, which was amended by STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 118 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN - INCOME RECOGNITION AND
                     DISCLOSURE in October, 1994, requires the measurement of impaired loans be based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent. The impact on the consolidated financial statements of adopting SFAS 114 as amended is not expected to be material. Previously issued consolidated financial statements shall not be restated. The Company will adopt SFAS 114 as amended in 1995.

                                  93 of 131

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


                 (c) Revenues and Benefits
                     ---------------------

                     TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due and collected. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

                     UNIVERSAL LIFE AND INVESTMENT PRODUCTS: Universal life products include universal life, variable universal life and other interest-sensitive life insurance policies. Investment products consist primarily of individual and group deferred annuities, annuities without life contingencies and guaranteed investment contracts. Revenues for universal life and investment products consist of cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances and interest credited to policy account balances.

                     ACCIDENT AND HEALTH INSURANCE: Accident and health insurance premiums are recognized as revenue over the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

                 (d) Deferred Policy Acquisition Costs
                     ---------------------------------

                     The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For traditional life and individual health insurance products, these deferred acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. For universal life and investment products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Beginning January 1, 1994, deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. See note 2(b).

                 (e) Separate Accounts
                     -----------------

                     Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed.

                 (f) Future Policy Benefits
                     ----------------------

                     Future policy benefits for traditional life and individual health policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 6.

                     Future policy benefits for annuity policies in the accumulation phase, universal life and variable universal life policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

                     Future policy benefits and claims for group long-term disability policies are the present value (primarily discounted at 5.5%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health policies are not discounted.

                                  94 of 131

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

                 (g) Participating Business
                     ----------------------

                     Participating business represents approximately 45%
                     (48% in 1993 and 1992) of the Company's ordinary life insurance in force, 72% (72% in 1993; 71% in 1992)
                     of the number of policies in force, and 41% (45% in 1993 and 1992) of life insurance premiums. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for ratably in future policy benefits based on dividend scales in effect at the time the policies were issued. Dividend scales are approved by the Board of Directors.

                     Income attributable to participating policies in excess of policyholder dividends is accounted for as belonging to the shareholder. See note 13.

                 (h) Federal Income Tax
                     ------------------

                     NLIC, FHLIC, WCLIC and NCC file a consolidated Federal income tax return with Nationwide Mutual Insurance Company
                     (NMIC), the majority shareholder of Corp. Through 1994, ELICW filed a consolidated Federal income tax return with Employers Insurance of Wausau A Mutual Company.
                     Beginning in 1995, ELICW will file a separate Federal income tax return.

                     In 1993, the Company adopted STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 109 - ACCOUNTING FOR INCOME TAXES, which required a change from the deferred method of accounting for income tax of APB Opinion 11 to the asset and liability method of accounting for income tax. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards.
                     Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

                     Prior to 1993, the Company applied the deferred method of accounting for income tax which recognized deferred income tax for income and expense items that are reported in different years for financial reporting purposes and income tax purposes using the tax rate applicable for the year of calculation. Under the deferred method, deferred tax is not adjusted for subsequent changes in tax rates. See note 7.

                     The Company has reported the cumulative effect of the change in method of accounting for income tax in the 1993 consolidated statement of income. See note 3.

                 (i) Reinsurance Ceded
                     -----------------

                     Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

                 (j) Cash Equivalents
                     ----------------

                     For purposes of the consolidated statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

                 (k) Reclassification
                     ----------------

                     Certain items in the 1993 and 1992 consolidated financial statements have been reclassified to conform to the 1994 presentation.

                                  95 of 131

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

(3)     Changes in Accounting Principles
        --------------------------------

        Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of a new accounting standard by the FASB as described in Note 2(b). As of January 1, 1994, the company classified fixed maturity securities with amortized cost and fair value of $6,593,844 and $7,024,736, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994 has been recorded as a direct credit to shareholder's equity as follows:

           Excess of fair value over amortized cost of fixed maturity
              securities available-for-sale                                       $430,892
           Adjustment to deferred policy acquisition costs                         (97,177)
           Deferred Federal income tax                                            (116,800)
                                                                                   -------
                                                                                  $216,915
                                                                                   =======

        During 1993, the Company adopted accounting principles in connection with the issuance of two accounting standards by the FASB. The effect as of January 1, 1993, the date of adoption, has been recognized in the 1993 consolidated statement of income as the cumulative effect of changes in accounting principles, as follows:

           Asset/liability method of recognizing income tax (note 7)              $ 26,344
           Accrual method of recognizing postretirement benefits other
              than pensions (net of tax benefit of $11,296), (note 11)             (20,979)
                                                                                  --------
                  Net cumulative effect of changes in accounting principles       $  5,365
                                                                                  ========

(4)     Basis of Presentation
        ---------------------

        The consolidated financial statements have been prepared in accordance with GAAP. Annual Statements for NLIC and FHLIC, WCLIC, ELICW and NCC, filed with the Department of Insurance of the State of Ohio, California Department of Insurance, Wisconsin Insurance Department and Michigan Bureau of Insurance, respectively, are prepared on the basis of accounting practices prescribed or permitted by such regulatory authorities. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

        The following reconciles the statutory net income of NLIC as reported to regulatory authorities to the net income as shown in the accompanying consolidated financial statements:

                                                                                     1994           1993            1992
                                                                                   --------        -------         -------
           Statutory net income                                                    $ 76,532        185,943          33,812
           Adjustments to restate to the basis of GAAP:
                 Consolidating statutory net income of subsidiaries                  14,350         19,545          21,519
                 Increase in deferred policy acquisition costs, net                 167,166         89,860          78,731
                 Future policy benefits                                             (76,310)       (70,640)        (63,355)
                 Deferred Federal income tax (expense) benefit                       (9,657)       (31,634)         13,660
                 Equity in earnings of affiliates                                     1,013          7,121           4,618
                 Valuation allowances and other than temporary
                   declines accounted for directly in surplus                         6,275         (6,638)          3,402
                 Interest maintenance reserve                                        (7,332)        13,754           7,588
                 Cumulative effect of changes in accounting principles,
                   net of tax                                                             -          5,365               -
                 Other, net                                                          11,689         (1,168)         (3,158)
                                                                                   --------        -------         -------
                    Net income per accompanying consolidated
                       statements of income                                        $183,726        211,508          96,817
                                                                                   ========        =======          ======

                                  96 of 131

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        The following reconciles the statutory capital shares and surplus of NLIC as reported to regulatory authorities to the shareholder's equity as shown in the accompanying consolidated financial statements:

                                                                                      1994            1993           1992
                                                                                   ----------       --------       --------
           Statutory capital shares and surplus                                    $1,262,861        992,631        647,307
           Add (deduct) cumulative effect of adjustments:
                 Deferred policy acquisition costs                                  1,064,159        811,944        722,084
                 Nonadmitted assets and furniture and equipment charged to
                   income in the year of acquisition, net of accumulated
                   depreciation                                                        16,120         22,573         15,712
                 Asset valuation reserve                                              153,387        105,596        138,727
                 Interest maintenance reserve                                          18,843         21,069          7,315
                 Future policy benefits                                              (310,302)      (238,231)      (167,591)
                 Deferred Federal income tax, including effect of changes in
                   accounting principles in 1993                                       36,515        (31,659)       (82,724)
                 Cumulative effect of change in accounting principles for
                   postretirement benefits other than pensions, gross                       -        (32,275)             -
                 Difference between amortized cost and fair value of fixed
                  maturity securities available-for-sale, gross                      (272,959)             -              -
                 Other, net                                                           (60,145)          (480)       149,412
                                                                                   ----------     ----------     ----------
                     Shareholder's equity per accompanying consolidated
                        balance sheets                                             $1,908,479      1,651,168      1,430,242
                                                                                   ==========     ==========     ==========

(5)     Investments
        -----------

        An analysis of investment income by investment type follows for the years ended December 31:

                                                                                      1994            1993           1992
                                                                                   ----------       --------       --------
           Gross investment income:
               Securities available-for-sale:
                 Fixed maturities                                                  $  674,346              -              -
                 Equity securities                                                        550          7,230          6,949
               Fixed maturities held-to-maturity                                      193,009        800,255        754,876
               Mortgage loans on real estate                                          376,783        364,810        334,769
               Real estate                                                             40,280         39,684         27,410
               Short-term                                                               6,990          5,080          7,298
               Other                                                                   42,831         33,832         30,717
                                                                                   ----------       --------       --------
                     Total investment income                                        1,334,789      1,250,891      1,162,019
           Less investment expenses                                                    45,288         46,465         41,862
                                                                                   ----------     ----------     ----------
                     Net investment income                                         $1,289,501      1,204,426      1,120,157
                                                                                   ==========     ==========     ==========


        An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturities held-to-maturity follows for the years ended December 31:

                                                                                      1994            1993           1992
                                                                                   ----------       --------       --------
           Securities available-for-sale:
              Fixed maturities                                                    $  (703,851)             -              -
              Equity securities                                                        (1,990)      (128,837)        (9,195)
           Fixed maturities held-to-maturity                                         (421,427)       223,392         17,774
                                                                                  -----------       --------       --------
                                                                                  $(1,127,268)        94,555          8,579
                                                                                  ===========       ========       ========




                                  97 of 131

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


        An analysis of realized gains (losses) on investments by investment type follows for the years ended December 31:

                                                                                      1994            1993           1992
                                                                                   ----------       --------       --------
           Realized on disposition of investments:
             Securities available-for-sale:
                Fixed maturities                                                     $(13,720)             -              -
                Equity securities                                                       1,427        129,728          7,215
             Fixed maturities                                                               -         21,159         13,399
             Mortgage loans on real estate                                            (16,130)       (17,763)       (30,334)
             Real estate and other                                                      5,765        (12,813)       (12,997)
                                                                                   ----------       --------       --------
                                                                                      (22,658)       120,311        (22,717)
                                                                                   ----------       --------       --------


           Valuation allowances:
             Securities available-for-sale:
                Fixed maturities                                                        6,600              -              -
             Fixed maturities                                                               -           (934)         1,792
             Mortgage loans on real estate                                             (4,332)       (10,478)        (5,969)
             Real estate and other                                                      4,006          4,774          7,579
                                                                                   ----------       --------       --------
                                                                                        6,274         (6,638)         3,402
                                                                                   ----------       --------       --------
                                                                                     $(16,384)       113,673        (19,315)
                                                                                   ==========       ========       ========

        The amortized cost and estimated fair value of securities available-for-sale and fixed maturities held-to-maturity were as follows as of December 31, 1994:

                                                                                     Gross           Gross
                                                                  Amortized        unrealized     unrealized        Estimated
                                                                     cost            gains          losses         fair value
                                                                 -----------       ----------     ----------       ----------
          Securities available-for-sale
          -----------------------------
            Fixed maturities:
              US Treasury securities and obligations of US
                government corporations and agencies              $  393,156           1,794         (18,941)         376,009
              Obligations of states and political
                subdivisions                                           2,202              55             (21)           2,236
              Debt securities issued by foreign governments          177,910             872          (9,205)         169,577
              Corporate securities                                 4,201,738          50,405        (128,698)       4,123,445
              Mortgage-backed securities                           3,543,859          18,125        (187,345)       3,374,639
                                                                 -----------       ----------     ----------       ----------
                  Total fixed maturities                           8,318,865          71,251        (344,210)       8,045,906
            Equity securities                                         18,373           6,636            (296)          24,713
                                                                 -----------       ----------     ----------       ----------
                                                                  $8,337,238          77,887        (344,506)       8,070,619
                                                                 ===========       ==========     ==========       ==========

          Fixed maturity securities held-to-maturity
          ------------------------------------------
              Obligations of states and political
                subdivisions                                      $   11,613              92            (255)          11,450
              Debt securities issued by foreign governments           16,131             111             (39)          16,203
              Corporate securities                                 3,661,043          34,180        (120,566)       3,574,657
                                                                 -----------       ----------     ----------       ----------
                                                                  $3,688,787          34,383        (120,860)       3,602,310
                                                                 ===========       ==========     ==========       ==========

                                                          98 of 131

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        The amortized cost and estimated fair value of investments of fixed maturity securities were as follows as of December 31, 1993:

                                                                                    Gross           Gross
                                                                  Amortized        unrealized     unrealized        Estimated
                                                                     cost            gains          losses         fair value
                                                                 -----------       ----------     ----------       ----------
               US Treasury securities and obligations of US
                 government corporations and agencies            $   287,738          18,204          (392)           305,550
               Obligations of states and political
                 subdivisions                                         16,519           2,700            (5)            19,214
               Debt securities issued by foreign governments         137,092           7,719        (1,213)           143,598
               Corporate securities                                6,819,355         647,778       (15,648)         7,451,485
               Mortgage-backed securities                          2,860,274         121,721       (15,022)         2,966,973
                                                                 -----------       ----------     ----------       ----------
                                                                 $10,120,978         798,122       (32,280)        10,886,820
                                                                 ===========       ==========     ==========       ==========

        As of December 31, 1993 the net unrealized gain on equity securities, before providing for deferred Federal income tax, was $8,330, comprised of gross unrealized gains of $8,345 and gross unrealized losses of $15.

        The amortized cost and estimated fair value of fixed maturity securities available-for-sale and fixed maturity securities held-to-maturity as of December 31, 1994, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                      Amortized          Estimated
                                                                        cost            fair value
                                                                     ----------         -----------
           Fixed maturity securities available-for-sale
           --------------------------------------------
           Due in one year or less                                   $  294,779            294,778
           Due after one year through five years                      2,553,825          2,490,886
           Due after five years through ten years                     1,382,311          1,327,089
           Due after ten years                                          544,091            558,514
                                                                     ----------         -----------
                                                                      4,775,006          4,671,267
           Mortgage-backed securities                                 3,543,859          3,374,639
                                                                     ----------         -----------
                                                                     $8,318,865          8,045,906
                                                                     ==========         ===========

           Fixed maturity securities held-to-maturity
           ------------------------------------------
           Due in one year or less                                   $  333,517            333,000
           Due after one year through five years                      1,953,179          1,942,260
           Due after five years through ten years                     1,080,069          1,013,083
           Due after ten years                                          322,022            313,967
                                                                     ----------         -----------
                                                                     $3,688,787          3,602,310
                                                                     ==========         ===========

        Proceeds from the sale of securities available-for-sale during 1994 were $247,876, while proceeds from sales of investments in fixed maturity securities during 1993 were $33,959 ($123,422 during 1992). Gross gains of $3,406 ($2,413 in 1993 and $3,194 in 1992) and gross losses of $21,866 ($39 in 1993 and $513 in 1992) were realized on those sales.

        Investments that were non-income producing for the twelve month period preceding December 31, 1994 amounted to $11,513 ($13,158 for 1993) and consisted of $11,111 ($10,907 in 1993) in real estate and $402 ($2,251 in 1993) in other long-term investments.

        Real estate is presented at cost less accumulated depreciation of $29,275 in 1994 ($24,717 in 1993) and valuation allowances of $27,330 in 1994 ($31,357 in 1993). Other valuation allowances are $0 in 1994 ($6,680 in 1993) on fixed maturities and $47,892 in 1994 ($42,350 in
        1993) on mortgage loans on real estate.

                                   99 of 131

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        The Company generally initiates foreclosure proceedings on all mortgage loans on real estate delinquent sixty days. Foreclosures of mortgage loans on real estate were $37,187 in 1994 ($39,281 in 1993) and mortgage loans on real estate in process of foreclosure or in-substance foreclosed as of December 31, 1994 totaled $19,878 ($24,658 as of December 31, 1993), which approximates fair value.

        Investments with an amortized cost of $11,137 and $11,383 as of December 31, 1994 and 1993, respectively, were on deposit with various regulatory agencies as required by law.

(6)     Future Policy Benefits and Claims
        ---------------------------------

        The liability for future policy benefits for traditional life and individual health policies has been established based upon the following assumptions:

           Interest rates:  Interest rates vary as follows:

                  Year of issue                                   Life                                     Health
                  -------------                                   ----                                     ------
                  1994                7.2 %, not graded - permanent contracts with loan provisions;         5.0%
                                      6.0%, not graded - all other contracts
                  1984-1993           7.4% to 10.5%, not graded                                             5.0% to 6%
                  1966-1983           6% to 8.1%, graded over 20 years to 4% to 6.6%                        3.5% to 6%
                  1965 and prior      generally lower than post 1965 issues                                 3.5% to 4%

           Withdrawals: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

           Mortality: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

        The liability for future policy benefits for investment contracts (approximately 81% and 80% of the total liability for future policy benefits as of December 31, 1994 and 1993, respectively) has been established based on policy term, interest rates and various contract provisions. The average interest rate credited on investment product policies was 6.5%, 7.0% and 7.5% for the years ended December 31, 1994, 1993 and 1992, respectively.

        Future policy benefits and claims for group long-term disability policies are the present value (primarily discounted at 5.5%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health policies are not discounted.

        Activity in the liability for unpaid claims and claim adjustment expenses is summarized for the years ended December 31:

                                                                  1994           1993           1992
                                                                ---------      --------       --------
           Balance as of January 1                              $591,258        760,312        672,581
              Less reinsurance recoverables                      429,798        547,786        445,934
                                                                ---------      --------       --------
                    Net balance as of January 1                  161,460        212,526        226,647
                                                                ---------      --------       --------
           Incurred related to:
              Current year                                       273,299        309,721        360,545
              Prior years                                        (26,156)       (26,248)       (17,433)
                                                                ---------      --------       --------
                 Total incurred                                  247,143        283,473        343,112
                                                                ---------      --------       --------
           Paid related to:
              Current year                                       175,700        208,978        226,886
              Prior years                                         73,889        125,561        130,347
                                                                ---------      --------       --------
                 Total paid                                      249,589        334,539        357,233
                                                                ---------      --------       --------
           Unpaid claims of ELICW (note 14)                       40,223              -              -
                                                                ---------      --------       --------
                    Net balance as of December 31                199,237        161,460        212,526

              Plus reinsurance recoverables                      457,694        429,798        547,786
                                                                ---------      --------       --------
           Balance as of December 31                            $656,931        591,258        760,312
                                                                ========       ========       ========

                               100 of 131

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        As a result of changes in estimates for insured events of prior years, the provision for claims and claim adjustment expenses decreased in each of the three years ended December 31, 1994 due to lower-than-anticipated costs to settle accident and health claims.

(7)     Federal Income Tax
        ------------------

        Prior to 1984, the Life Insurance Company Income Tax Act of 1959 as amended by the Deficit Reduction Act of 1984 (DRA), permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in the Policyholders' Surplus Account (PSA). Management considers the likelihood of distributions from the PSA to be remote; therefore, no Federal income tax has been provided for such distributions in the consolidated financial statements. The DRA eliminated any additional deferrals to the PSA. Any distributions from the PSA, however, will continue to be taxable at the then current tax rate. The balance of the PSA is approximately $35,344 as of December 31, 1994.

        The Company adopted STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 109 - ACCOUNTING FOR INCOME TAXES (SFAS 109), as of January 1, 1993. See note 3. The 1992 consolidated financial statements have not been restated to apply the provisions of SFAS 109.

        The significant components of deferred income tax expense for the years ended December 31 are as follows:

                                                                       1994           1993
                                                                      ------         ------
           Deferred income tax expense (exclusive of the
              effects of other components listed below)               $9,657         29,930
           Adjustments to deferred income tax assets and
              liabilities for enacted changes in tax laws
              and rates                                                    -          1,704
                                                                      ------         ------
                                                                      $9,657         31,634
                                                                      ======         ======

        For the year ended December 31, 1992, the deferred income tax benefit results from timing differences in the recognition of income and expense for income tax and financial reporting purposes.
        The primary sources of those timing differences were deferred policy acquisition costs (deferred expense of $16,457) and reserves for future policy benefits (deferred benefit of $32,045).

        Total Federal income tax expense for the years ended December 31, 1994, 1993 and 1992 differs from the amount computed by applying the U.S. Federal income tax rate to income before tax as follows:


                                                                 1994                        1993                  1992
                                                                 ----                        ----                  ----
                                                          Amount        %           Amount        %           Amount      %
                                                         -------       ----        --------      ----        -------     ----
           Computed (expected) tax expense               $95,631       35.0        $109,515      35.0        $44,390     34.0
           Tax exempt interest and dividends
              received deduction                            (194)      (0.1)         (2,322)     (0.7)        (4,172)    (3.2)
           Current year increase in U.S. Federal
              income tax rate                                  -          -           1,704       0.5              -        -
           Real estate valuation allowance
              adjustment                                       -          -               -         -         (3,463)    (2.7)
           Other, net                                     (5,933)      (2.1)         (2,139)     (0.7)        (3,013)    (2.3)
                                                         -------       ----        --------      ----        -------     ----
                 Total (effective rate of each
                   year)                                 $89,504       32.8        $106,758      34.1        $33,742     25.8
                                                         =======       ====        ========      ====        =======     ====

        Total Federal income tax paid was $87,576, $58,286 and $63,124 during the years ended December 31, 1994, 1993 and 1992, respectively.

                                   101 of 131

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        The tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31, 1994 and 1993 are as follows:

                                                                              1994            1993
                                                                            --------        ---------
           Deferred tax assets:
              Future policy benefits                                        $124,044          129,995
              Fixed maturity securities available-for-sale                    95,536                -
              Liabilities in Separate Accounts                                94,783           64,722
              Mortgage loans on real estate and real estate                   25,632           24,020
              Other policyholder funds                                         7,137            7,759
              Other assets and other liabilities                              57,528           41,390
                                                                            --------        ---------
                Total gross deferred tax assets                              404,660          267,886
                                                                            --------        ---------


           Deferred tax liabilities:
              Deferred policy acquisition costs                              317,224          243,731
              Fixed maturities, equity securities and other
                 long-term investments                                         3,620           11,137
              Other                                                           47,301           44,677
                                                                            --------        ---------
                Total gross deferred tax liabilities                         368,145          299,545
                                                                            --------        ---------
                      Net deferred tax asset (liability)                    $ 36,515          (31,659)
                                                                            ========        =========

        The Company has determined that valuation allowances are not necessary as of December 31, 1994 and 1993 and January 1, 1993 (date of adoption of SFAS 109) based on its analysis of future deductible amounts. All future deductible amounts can be offset by future taxable amounts or recovery of Federal income tax paid within the statutory carryback period. In addition, for future deductible amounts for securities available-for-sale, affiliates of the Company which are included in the same consolidated Federal income tax return hold investments that could be sold for capital gains that could offset capital losses realized by the Company should securities available-for-sale be sold at a loss.

(8)     Disclosures about Fair Value of Financial Instruments
        -----------------------------------------------------

        STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 107 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

        These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

        Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on insurance contracts are provided to make the fair value disclosures more meaningful.

        The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

        The following methods and assumptions were used by the Company in estimating its fair value disclosures:

           CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amount reported in the balance sheets for these instruments approximate their fair value.


                                        102 of 131

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


           INVESTMENT SECURITIES: Fair value for fixed maturity securities is based on quoted market prices, where available.
           For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

           SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices.
           The fair value of liabilities related to Separate Accounts is the amount payable on demand.

           MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is valued at the estimated fair value of the underlying collateral.

           INVESTMENT CONTRACTS: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

           POLICY RESERVES ON INSURANCE CONTRACTS: Included are disclosures for individual life, universal life and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

           POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER
           FUNDS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

        Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on insurance contracts were as follows as of December 31:

                                                                    1994                             1993
                                                                    ----                             ----
                                                       Carrying         Estimated        Carrying         Estimated
                                                        amount         fair value         amount         fair value
                                                      -----------      -----------      -----------      -----------
        Assets
        ------
        Investments:
          Securities available-for-sale:
            Fixed maturities                          $ 8,045,906        8,045,906                -                -
            Equity securities                              24,713           24,713           16,593           16,593
          Fixed maturities held-to-maturity             3,688,787        3,602,310       10,120,978       10,886,820
          Mortgage loans on real estate                 4,222,284        4,173,284        3,871,560        4,175,271
          Policy loans                                    340,491          340,491          315,898          315,898
          Short-term investments                          131,643          131,643           41,797           41,797
        Cash                                                7,436            7,436           21,835           21,835
        Assets held in Separate Accounts               12,222,461       12,222,461        9,006,388        9,006,388

        Liabilities
        -----------
        Investment contracts                           12,189,894       11,657,556       10,332,661       10,117,288
        Policy reserves on insurance contracts          3,170,085        2,934,384        2,945,120        2,873,503
        Policyholders' dividend accumulations             338,058          338,058          322,686          322,686
        Other policyholder funds                           72,770           72,770           71,959           71,959
        Liabilities related to Separate Accounts       12,222,461       11,807,331        9,006,388        8,714,586


                                       103 of 131

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


(9)     Additional Financial Instruments Disclosures
        --------------------------------------------

        FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

        Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $243,200 extending into 1995 were outstanding as of December 31, 1994.

        SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (23% in 1993) in any geographic area and no more than 2%
        (2% in 1993) with any one borrower. The summary below depicts loans by remaining principal balance as of each December 31:

                                                                                                 Apartment
                                                Office            Warehouse       Retail          & other           Total
                                               --------           ---------      ---------       ---------        ----------
             1994:
               East North Central              $109,233            103,499         540,686         191,489           944,907
               East South Central                24,298             10,803         127,845          76,897           239,843
               Mountain                           3,150             13,770         140,358          39,682           196,960
               Middle Atlantic                   61,299             53,285         140,847          30,111           285,542
               New England                       10,536             43,282         139,131               4           192,953
               Pacific                          195,393            210,930         397,911          68,768           873,002
               South Atlantic                    87,150             81,576         424,150         210,354           803,230
               West North Central               127,760             11,766          80,854           4,738           225,118
               West South Central                51,013             84,796         184,923         194,788           515,520
                                               --------           ---------      ---------       ---------        ----------
                                               $669,832            613,707       2,176,705         816,831         4,277,075
                                               ========           =========      =========       =========
                  Less valuation allowances and unamortized discount                                                  54,791
                                                                                                                  ----------
                       Total mortgage loans on real estate, net                                                   $4,222,284
                                                                                                                  ==========
             1993:
               East North Central              $109,208            108,478         470,755         158,964           847,405
               East South Central                27,562              1,460         117,341          69,991           216,354
               Mountain                           3,228              4,742         105,560          23,065           136,595
               Middle Atlantic                   56,664             52,766         132,821          15,414           257,665
               New England                       10,565             48,398         142,530               8           201,501
               Pacific                          174,409            185,116         389,428          65,497           814,450
               South Atlantic                   112,640             58,165         391,102         238,337           800,244
               West North Central               104,933             13,458          78,408           3,917           200,716
               West South Central                50,955             47,103         183,420         161,033           442,511
                                               --------           ---------        -------       ---------        ----------
                                               $650,164            519,686       2,011,365         736,226         3,917,441
                                               ========           =========      =========       =========
                  Less valuation allowances and unamortized discount                                                  45,881
                                                                                                                  ----------
                       Total mortgage loans on real estate, net                                                   $3,871,560
                                                                                                                  ==========

                                   104 of 131

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


(10)    Pension Plan
        ------------

        NLIC, FHLIC, WCLIC, NCC, and NFS participate together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of any three consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

        Pension costs charged to operations by the Company during the years ended December 31, 1994, 1993 and 1992 were $10,451, $6,702 and
        $4,613, respectively.

        The Company's net accrued pension expense as of December 31, 1994 and 1993 was $1,836 and $1,472, respectively.

        The net periodic pension cost for the plan as a whole for the years ended December 31, 1994, 1993 and 1992 follows:

                                                                       1994             1993             1992
                                                                     --------         --------         --------
            Service cost (benefits earned during the period)          $64,740           47,694           44,343
            Interest cost on projected benefit obligation              73,951           70,543           68,215
            Actual return on plan assets                              (21,495)        (105,002)         (62,307)
            Net amortization and deferral                             (62,150)          20,832          (24,281)
                                                                     --------         --------         --------
               Net periodic pension cost                              $55,046           34,067           25,970
                                                                     ========         ========         ========

        Basis for measurements, net periodic pension cost:

            Weighted average discount rate                               5.75%           6.75%            7.25%
            Rate of increase in future compensation levels               4.50%           4.75%            5.25%
            Expected long-term rate of return on plan assets             7.00%           7.50%            8.00%

        Information regarding the funded status of the plan as a whole as of December 31, 1994 and 1993 follows:

                                                                                1994             1993
                                                                             ----------       ----------
                     Accumulated benefit obligation:
                        Vested                                               $  914,850          972,475
                        Nonvested                                                 7,570           10,227
                                                                             ----------       ----------
                                                                             $  922,420          982,702
                                                                             ==========       ==========
                     Projected benefit obligation for
                        services rendered to date                             1,305,547        1,292,477
                     Plan assets at fair value                                1,241,771        1,208,007
                                                                             ----------       ----------
                     Plan assets less than projected benefit
                        obligation                                              (63,776)         (84,470)
                     Unrecognized prior service cost                             46,201           49,551
                     Unrecognized net losses                                     39,408           55,936
                     Unrecognized net assets at January 1, 1987                 (21,994)         (24,146)
                                                                             ----------       ----------
                          Net accrued pension expense                        $     (161)          (3,129)
                                                                             ==========       ==========

                 Basis for measurements, funded status of plan:

                     Weighted average discount rate                               7.50%            5.75%
                     Rate of increase in future compensation levels               6.75%            4.50%


                                   105 of 131

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


(11)    Postretirement Benefits Other Than Pensions
        -------------------------------------------

        In addition to the defined benefit pension plan, NLIC, FHLIC, WCLIC, NCC and NFS participate with other affiliated companies in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement life insurance contributions are based on age and coverage amount of each retiree. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. The accounting for the health care plan anticipates future cost-sharing changes to the written plan that are consistent with the Company's expressed intent to increase the retiree contribution amount annually for expected health care inflation. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. The Company began funding in 1994. Plan assets are invested in group annuity contracts of NLIC.

        Effective January 1, 1993, the Company adopted the provisions of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 106 - EMPLOYERS' ACCOUNTING FOR POSTRETIREMENT BENEFITS OTHER THAN PENSIONS (SFAS 106), which requires the accrual method of accounting for postretirement life and health care insurance benefits based on actuarially determined costs to be recognized over the period from the date of hire to the full eligibility date of employees who are expected to qualify for such benefits. Postretirement benefit cost for 1992, which was recorded on a cash basis, has not been restated.

        The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation as of January 1, 1993. Accordingly, a noncash charge of $32,275 ($20,979 net of related income tax benefit) was recorded in the consolidated statement of income as a
        cumulative effect of a change in accounting principle.   See note 3.
        The adoption of SFAS 106, including the cumulative effect of the change in accounting principle, increased the expense for postretirement benefits by $35,277 to $36,544 in 1993. Net periodic postretirement benefit cost for 1994 was $4,627. The Company's accrued postretirement benefit obligation as of December 31, 1994 and 1993 was $36,001 and $35,277, respectively.

        Actuarial assumptions for the measurement of the December 31, 1994 accumulated postretirement benefit obligation include a discount rate of 8% and an assumed health care cost trend rate of 11%, uniformly declining to an ultimate rate of 6% over 12 years.

        Actuarial assumptions for the measurement of the December 31, 1993 accumulated postretirement benefit obligation and the 1994 net periodic postretirement benefit cost include a discount rate of 7% and an assumed health care cost trend rate of 12%, uniformly declining to an ultimate rate of 6% over 12 years.

        Actuarial assumptions used to determine the accumulated postretirement benefit obligation as of January 1, 1993 and the 1993 net periodic postretirement benefit cost include a discount rate of 8% and an assumed health care cost trend rate of 14%, uniformly declining to an ultimate rate of 6% over 12 years.

        Information regarding the funded status of the plan as a whole as of December 31, 1994 and 1993 follows:

                                                                                             1994             1993
                                                                                          ---------        ---------
           Accumulated postretirement benefit obligation:
              Retirees                                                                    $  76,677           90,312
              Fully eligible, active plan participants                                       22,013           24,833
              Other active plan participants                                                 59,089           84,103
                                                                                          ---------        ---------
                 Accumulated postretirement benefit obligation                              157,779          199,248
              Plan assets at fair value                                                      49,012                -
                                                                                          ---------        ---------
                 Plan assets less than accumulated postretirement benefit
                   obligation                                                              (108,767)        (199,248)
              Unrecognized net (gains) losses                                               (41,497)          15,128
                                                                                          ---------        ---------
                 Accrued postretirement benefit obligation                                $(150,264)        (184,120)
                                                                                          =========        =========

                                                        104 of 129

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        The amount of net periodic postretirement benefit cost for the plan as a whole for the years ended December 31, 1994 and 1993 is as follows:

                                                                                                   1994            1993
                                                                                                 -------         -------
           Net periodic postretirement benefit cost:
              Service cost - benefits attributed to employee service during the year             $ 8,586            7,090
              Interest cost on accumulated postretirement benefit obligation                      14,011           13,928
              Actual return on plan assets                                                        (1,622)               -
              Net amortization and deferral                                                        1,622                -
                                                                                                 -------           ------
                 Net periodic postretirement benefit cost                                        $22,597           21,018
                                                                                                 =======           ======

        The health care cost trend rate assumption has a significant effect on the amounts reported. A one percentage point increase in the assumed health care cost trend rate would increase the accumulated postretirement benefit obligation as of December 31, 1994 and 1993 by $8,109 and $15,621, respectively, and the net periodic postretirement benefit cost for the years ended December 31, 1994 and 1993 by $866 and $2,377, respectively.

(12)    Portfolio Transfer of Credit Life and Credit Accident and Health
        ----------------------------------------------------------------

        On March 13, 1992, WCLIC entered into an assignment and assumption agreement with American Bankers Life Assurance Company of Florida (ABLAC) under which ABLAC assumed, by portfolio transfer, substantially all of WCLIC's credit life and accident and health policies in force as of January 1, 1992. A pre-tax loss of approximately $15,000 was recognized from this transaction in 1992. The loss represents approximately $34,000 of amortization of deferred policy acquisition costs, less approximately $27,000 in ceded commissions earned, plus death benefits incurred and other expenses. Under the terms defined in the assignment and assumption agreement, WCLIC is contingently liable for adverse development of claims activity up to a defined limit. As of December 31, 1994, WCLIC has provided for a contingent liability based on the development of claims experience through December 31, 1994. As of December 31, 1993, WCLIC had provided for the maximum contingent liability in the absence of conclusive claims experience development.

(13)    Regulatory Risk-Based Capital, Retained Earnings and Dividend
        -------------------------------------------------------------
        Restrictions
        ------------

        Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and each of its insurance subsidiaries exceed the minimum risk-based capital requirements.

        In accordance with the requirements of the New York statutes, the Company has agreed with the Superintendent of Insurance of that state that so long as participating policies and contracts are held by residents of New York, no profits on participating policies and contracts in excess of the larger of (a) ten percent of such profits or
        (b) fifty cents per year per thousand dollars of participating life insurance in force, exclusive of group term, at the year-end shall inure to the benefit of the shareholders. Such New York statutes further provide that so long as such agreement is in effect, such excess of profits shall be exhibited as "participating policyholders' surplus" in annual statements filed with the Superintendent and shall be used only for the payment or apportionment of dividends to participating policyholders at least to the extent required by statute or for the purpose of making up any loss on participating policies.

        In the opinion of counsel for the Company, the ultimate ownership of the entire surplus, however classified, of the Company resides with the shareholder, subject to the usual requirements under state laws and regulations that certain deposits, reserves and minimum surplus be maintained for the protection of the policyholders until all policy contracts are discharged.

                                   107 of 131

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued

        Based on the opinion of counsel with respect to the ownership of its surplus, the Company is of the opinion that the earnings attributable to participating policies in excess of the amounts paid as dividends to policyholders belong to the shareholder rather than the policyholders, and such earnings are so treated by the Company.

        The amount of shareholder's equity other than capital shares was $1,904,664, $1,647,353, and $1,426,427 as of December 31,
        1994, 1993 and 1992, respectively. The amount thereof not presently available for dividends to the shareholder due to the New York restrictions and to adjustments relating to GAAP was $929,934, $954,037 and $841,583 as of December 31, 1994, 1993 and 1992,
        respectively.

        Ohio law limits the payment of dividends to shareholders. The maximum dividend that may be paid by the Company without prior approval of the Director of the Department of Insurance of the State of Ohio is limited to the greater of statutory gain from operations of the preceding calendar year or 10% of statutory shareholder's surplus as of the prior December 31. Therefore, $1,707,110, of shareholder's equity, as presented in the accompanying consolidated financial statements, is restricted as to dividend payments in 1995.

        California law limits the payment of dividends to shareholders of WCLIC. The maximum dividend that may be paid by WCLIC without prior approval of the Commissioner of the State of California Department of Insurance is limited to the greater of WCLIC's statutory net income of the preceding calendar year or 10% of WCLIC's statutory shareholder's surplus as of the prior December 31. Therefore, $126,489 of WCLIC's shareholder's equity is restricted as to dividend payments in 1995.

        Wisconsin law limits the payment of dividends to shareholders of ELICW. The maximum dividend that may be paid by ELICW without prior approval of the Commissioner of the State of Wisconsin is limited to the greater of ELICW's statutory net income of the preceding calendar year or 10% of ELICW s statutory surplus as of the prior December 31, Therefore, $135,369 of ELICW's shareholder's equity is restricted as to dividend payments in 1995.

        Michigan law limits the payment of dividends to shareholders of NCC. The maximum dividend that may be paid by NCC without prior approval of the Commissioner of the State of Michigan Bureau of Insurance is limited to the greater of NCC's statutory net income, not including realized capital gains, of the preceding calendar year or 10% of NCC's statutory shareholder's surplus as of the prior December 31. Therefore, $66,564 of NCC's shareholder's equity is restricted as to dividend payments in 1995. In addition, prior approval is not required for a dividend which does not increase gross leverage to a point in excess of the United States consolidated industry average for the most recent available year.

(14)    Transactions With Affiliates
        ----------------------------

        Effective December 31, 1994, NLIC purchased all of the outstanding shares of ELICW from Wausau Service Corporation (WSC) for an amount approximating $165,000, subject to specified adjustments, if any, subsequent to year end. NLIC transferred fixed maturity securities and cash with a fair value of $155,000 to WSC on December 28, 1994, which resulted in a realized loss of $19,239 on the disposition of the securities. An accrual approximating $10,000 is reflected in the accompanying consolidated balance sheet. The purchase price approximated both the historical cost basis and fair value of net assets of ELICW. ELICW has and will continue to share home office, other facilities, equipment and common management and administrative services with WSC.

        The deferred compensation annuity line of business of the Company is primarily sold through Public Employees Benefit Services Corporation (PEBSCO). The Company paid PEBSCO commissions and administrative fees of $26,699, $22,681 and $20,146 in 1994, 1993 and
        1992, respectively.  PEBSCO is a wholly owned subsidiary of Corp.

        The Company and NEA Valuebuilder Investor Services, Inc. (NEAVIS) have contracted with the National Education Association (NEA) to provide individual annuity contracts to be marketed exclusively to members of the NEA. The Company paid NEAVIS a marketing development fee of $11,095, $9,229 and $6,426 in 1994, 1993 and 1992, respectively.
        NEAVIS is a wholly owned subsidiary of Corp.

        The Company shares home office, other facilities, equipment and common management and administrative services with affiliates.

                                  108 of 131

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


        The Company participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1994 and 1993 were not material.

        During 1993, the Company sold equity securities with a market value $194,515 to NMIC, resulting in a realized gain of $122,823. With the proceeds, the Company purchased securities with a market value of $194,139 and cash of $376 from NMIC.

        Intercompany reinsurance contracts exist between NLIC and NMIC, NLIC and WCLIC, NLIC and NCC, WCLIC and NMIC and WCLIC and
        ELICW as of December 31, 1994. These contracts are immaterial to the consolidated financial statements.

        NCC participates in several 100% quota share reinsurance agreements with NMIC. NCC serves as the licensed insurer as required for an affiliated excess and surplus lines company and cedes 100% of direct written premiums to NMIC. In 1989, NCC transferred 100% of assets and unearned premiums and loss reserves related to a discontinued block of assumed reinsurance to NMIC (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%). Effective January 1, 1993, NCC entered into a 100% quota share reinsurance agreement to cede to NMIC 100% of all written premiums not subject to any other reinsurance agreements.

        As a result of these agreements, and in accordance with STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 113 - ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS, the following amounts are included in the consolidated financial statements as of December 31, 1994 and 1993 for reinsurance ceded:

                                                                    1994             1993
                                                                  --------         --------
           Reinsurance recoverable                                $575,721          533,401
           Unearned premium reserves                              (118,092)        (102,644)
           Loss and claim reserves                                (371,974)        (352,303)
           Loss and expense reserves                               (85,655)         (78,454)
                                                                  --------         --------
                                                                  $      0                0
                                                                  ========         ========

        The ceding of reinsurance does not discharge the original insurer from primary liability to its policyholder. The insurer which assumes the coverage assumes the related liability and it is the practice of insurers to treat insured risks, to the extent of reinsurance ceded, as though they were risks for which the original insurer is not liable. Management believes the financial strength of NMIC reduces to an acceptable level any risk to NCC under these intercompany reinsurance agreements.

        The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash
        Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $92,531 and $28,683 at December 31, 1994 and 1993, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

(15)    Bank Lines of Credit
        --------------------

        As of December 31, 1994 and 1993, NLIC had $120,000 of confirmed but unused bank lines of credit which support a $100,000 commercial paper borrowing authorization. Additionally, NFS had $27,000 of confirmed but unused bank lines of credit.

                                   109 of 131

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Corporation)

             Notes to Consolidated Financial Statements, Continued


(16)    Contingencies
        -------------

        The  Company is a defendant in various lawsuits.   In the
        opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(17)    Major Lines of Business
        -----------------------

        The Company operates in the life and accident and health lines of business in the life insurance and property and casualty insurance industries. Life insurance operations include whole life, universal life, variable universal life, endowment and term life insurance and annuity contracts issued to individuals and groups. Accident and health operations also provide coverage to individuals and groups.

        The following table summarizes the revenues and income before Federal income tax and cumulative effect of changes in accounting principles for the years ended December 31, 1994, 1993 and 1992 and assets as of December 31, 1994, 1993 and 1992, by line of business.

                                                                                  1994              1993             1992
                                                                              -----------       ----------       ----------
            Revenues:
                 Life insurance                                               $ 1,577,809        1,479,956        1,406,417
                 Accident and health                                              345,544          339,764          475,290
                 Investment income allocated to capital and surplus               122,847          214,806           51,611
                                                                              -----------        ---------        ---------
                      Total                                                   $ 2,046,200        2,034,526        1,933,318
                                                                              ===========        =========        =========
            Income before Federal income tax and cumulative
                effect of changes in accounting principles:
                 Life insurance                                                   141,650           83,917           78,627
                 Accident and health                                               13,220           15,043              436
                 Investment income allocated to capital and surplus               118,360          213,941           51,496
                                                                              -----------        ---------        ---------
                      Total                                                   $   273,230          312,901          130,559
                                                                              ===========        =========        =========
            Assets:
                 Life insurance                                                28,351,628       22,982,186       19,180,561
                 Accident and health                                              852,026          773,007          343,535
                 Capital and surplus                                            1,908,479        1,651,168        1,430,242
                                                                              -----------        ---------        ---------
                      Total                                                   $31,112,133       25,406,361       20,954,338
                                                                              ===========        =========        =========

        Included in life insurance revenues are premiums from certain annuities with life contingencies of $20,134 ($35,341 and $54,066 for the years ended December 31, 1993 and 1992, respectively) as well as universal life and investment product policy charges of $239,021 ($188,057 and $148,464 for the years ended December 31, 1993 and 1992 respectively) for the year ended December 31, 1994.

        Allocations of investment income and certain general expenses were based on a number of assumptions and estimates, and reported operating results would change by line if different methods were applied. Investment income and realized gains allocable to policyholders in 1994 were $1,193,292 and $1,775, respectively.

(18)    Subsequent Event
        ----------------

        On January 30, 1995, FHLIC received approval from the Ohio Secretary of State to change its name to Nationwide Life and Annuity Insurance Company.

                                     110 of 131

PART C. OTHER INFORMATION
Item 24.  FINANCIAL STATEMENTS AND EXHIBITS
          (a)  Financial Statements:

               (1)  Financial statements and schedule included                PAGE
                    in Prospectus
                    (Part A):
                    Condensed Financial Information for each of                19
                    the years in the ten year period ended
                    December 31, 1994.
               (2)  Financial statements and schedule included
                    in Part B:
                    Those financial statements and schedule                    73
                    required by Item 23 to be included in Part B
                    have been incorporated therein by reference
                    to the Prospectus (Part A).
          Nationwide Variable Account-II:
                    Independent Auditors' Report.                              73
                    Statement of Assets, Liabilities and Contract              74
                    Owners' Equity as of December 31, 1994.
                    Statements of Operations and Changes in                    75
                    Contract Owners' Equity for the years ended
                    December 31, 1994, 1993 and 1992.
                    Notes to Financial Statements.                             76
                    Schedule 1.                                                77
          Nationwide Life Insurance Company:
                    Independent Auditors' Report.                              87
                    Consolidated Balance Sheets as of December                 88
                    31, 1994 and 1993.
                    Consolidated Statements of Income for the                  89
                    years ended December 31, 1994, 1993 and
                    1992.
                    Consolidated Statements of Shareholder's                   90
                    Equity for the years ended December 31,
                    1994, 1993 and 1992.
                    Consolidated Statements of Cash Flows for                  91
                    the years ended December 31, 1994, 1993
                    and 1992.
                    Notes to Consolidated Financial Statements.                92

                                   111 OF 131

Item 24.  (b) Exhibits

              (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with the Registration Statement, and hereby incorporated by reference.
              (2)  Not Applicable
              (3) Underwriting or Distribution of contracts between the Registrant and Principal Underwriter - Filed previously with the Registration Statement, and hereby incorporated by reference.
              (4)  The form of the variable annuity contract - Attached hereto.
              (5)  Variable Annuity Application - Attached hereto
              (6) Articles of Incorporation of Depositor - Filed previously with the Registration Statement, and hereby incorporated by reference.
              (7)  Not Applicable
              (8)  Not Applicable
              (9) Opinion of Counsel - Filed previously with the Registration Statement, and hereby incorporated by reference.
              (10) Not Applicable
              (11) Not Applicable
              (12) Not Applicable
              (13) Performance Advertising Calculation Schedule - Filed
                   previously with Post- Effective Amendment No. 14 to the Registration Statement, and hereby incorporated by reference.


                                   112 OF 131

Item 25.     DIRECTORS AND OFFICERS OF THE DEPOSITOR

                 NAME AND PRINCIPAL                           POSITIONS AND OFFICES
                  BUSINESS ADDRESS                                WITH DEPOSITOR
                Lewis J. Alphin                                       Director
                519 Bethel Church Road
                Mount Olivet, NC  28365

                Willard J. Engel                                      Director
                1100 East Main Street
                Marshall, MN 56258

                Fred C. Finney                                        Director
                1558 West Moreland Road
                Wooster, OH 44691

                Peter F. Frenzer                       President and Chief Operating Officer
                One Nationwide Plaza                                and Director
                Columbus, OH  43215

                Charles L. Fuellgraf, Jr.                             Director
                600 South Washington Street
                Butler, PA  16001

                Henry S. Holloway                                 Chairman of the
                1247 Stafford Road                                     Board
                Darlington, MD  21034

                D. Richard McFerson                    President and Chief Executive Officer-
                One Nationwide Plaza                      Nationwide Insurance Enterprise
                Columbus, OH  43215                                 and Director

                David O. Miller                                       Director
                115 Sprague Drive
                Hebron, Ohio  43025

                C. Roy Noecker                                        Director
                2770 State Route 674 South
                Ashville, OH 43103

                James F. Patterson                                    Director
                8765 Mulberry Road
                Chesterland, OH  44026

                Robert H. Rickel                                      Director
                P.O. Box 319
                Bayview, ID  83803

                                   113 OF 131

                 NAME AND PRINCIPAL                           POSITIONS AND OFFICES
                  BUSINESS ADDRESS                                WITH DEPOSITOR
                Arden L. Shisler                                      Director
                2724 West Lebanon Road
                Dalton, OH  44618

                Robert L. Stewart                                     Director
                88740 Fairview Road
                Jewett, OH  43986

                Nancy C. Thomas                                       Director
                10835 Georgetown Street NE
                Louisville, OH  44641

                Harold W. Weihl                                       Director
                14282 King Road
                Bowling Green, OH  43402

                Gordon E. McCutchan                          Executive Vice President,
                One Nationwide Plaza                         Law and Corporate Services
                Columbus, OH  43215                                and Secretary

                James E. Brock                                Senior Vice President -
                One Nationwide Plaza                       Investment Product Operations
                Columbus, OH  43215

                W. Sidney Druen                          Senior Vice President and General
                One Nationwide Plaza                      Counsel and Assistant Secretary
                Columbus, OH  43215

                Harvey S. Galloway, Jr.                 Senior Vice President-Chief Actuary-
                One Nationwide Plaza                        Life, Health, and Annuities
                Columbus, OH  43215

                Richard A. Karas                           Senior Vice President - Sales
                One Nationwide Plaza                             Financial Services
                Columbus, OH  43215

                Robert A. Oakley                             Executive Vice President-
                One Nationwide Plaza                          Chief Financial Officer
                Columbus, Ohio  43215

                Carl J. Santillo                               Senior Vice President
                One Nationwide Plaza                         Life and Health Operations
                Columbus, OH  43215

                Michael D. Bleiweiss                              Vice President-
                One Nationwide Plaza                           Deferred Compensation
                Columbus, OH  43215

                Joseph F. Ciminero                                Vice President-
                One Nationwide Plaza                            Financial Operations
                Columbus, OH  43215

                                   114 of 131

                 NAME AND PRINCIPAL                           POSITIONS AND OFFICES
                  BUSINESS ADDRESS                                WITH DEPOSITOR
                Matthew S. Easley                                 Vice President -
                One Nationwide Plaza                       Annuity and Pension Actuarial
                Columbus, OH  43215

                Ronald L. Eppley                                  Vice President-
                One Nationwide Plaza                                  Pensions
                Columbus, OH  43215

                Timothy E. Murphy                             Vice President-Strategic
                One Nationwide Plaza                             Planning/Marketing
                Columbus, Ohio  43215

                R. Dennis Noice                                   Vice President-
                One Nationwide Plaza                       Individual Investment Products
                Columbus, OH  43215

                Joseph P. Rath                                    Vice President -
                One Nationwide Plaza                         Associate General Counsel
                Columbus, OH  43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

          *     Subsidiaries for which separate financial statements are filed

          ** Subsidiaries included in the respective consolidated financial statements

          *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

          ****  other subsidiaries

                                   115 of 131

                                                                            NO. VOTING SECURITIES
                                                                            (SEE ATTACHED CHART)
                                                                              UNLESS OTHERWISE
                                                          STATE OF                INDICATED
                           COMPANY                      ORGANIZATION                                    PRINCIPAL BUSINESS
          Nationwide Mutual Insurance Company               Ohio                                    Insurance Company
          (Casualty)

          Nationwide Mutual Fire Insurance Company          Ohio                                    Insurance Company

          Nationwide Investing Foundation                 Michigan                                  Investment Company

          Nationwide Insurance Enterprise                   Ohio                                    Membership Non-Profit
          Foundation                                                                                Corporation

          Nationwide Insurance Golf Charities,              Ohio                                    Membership Non-Profit
          Inc.                                                                                      Corporation

          Farmland Mutual Insurance Company                 Iowa                                    Insurance Company

          F & B, Inc.                                       Iowa                                    Insurance Agency

          Farmland Life Insurance Company                   Iowa                                    Life Insurance Company

          Nationwide Agribusiness Insurance                 Iowa                                    Insurance Company
          Company

          Colonial Insurance Company of California       California                                 Insurance Company

          Nationwide General Insurance Company              Ohio                                    Insurance Company

          Nationwide Property & Casualty Insurance          Ohio                                    Insurance Company
          Company

     **   Nationwide Life and Annuity Insurance             Ohio                                    Life Insurance Company
          Company

          Scottsdale Insurance Company                      Ohio                                    Insurance Company

          Scottsdale Indemnity Company                      Ohio                                    Insurance Company

          Neckura Insurance Company                        Germany                                  Insurance Company

          Neckura Life Insurance Company                   Germany                                  Life Insurance Company

          Neckura General Insurance Company                Germany                                  Insurance Company

          Columbus Service, GMBH                           Germany                                  Insurance Broker

          Auto-Direkt Insurance Company                    Germany                                  Insurance Company

          Neckura Holding Company                          Germany                                  Administrative service for
                                                                                                    Neckura Insurance Group

          SVM Sales GMBH, Neckura Insurance Group          Germany                                  Sales support for Neckura
                                                                                                    Insurance Group

                                   116 of 131

                                                                          NO. VOTING SECURITIES
                                                                          (SEE ATTACHED CHART)
                                                                            UNLESS OTHERWISE
                                                         STATE OF               INDICATED
                         COMPANY                       ORGANIZATION                                    PRINCIPAL BUSINESS
        Lone Star General Agency, Inc.                    Texas                                   Insurance Agency

        Colonial County Mutual Insurance Company          Texas                                   Insurance Company

        Nationwide Communications Inc.                     Ohio                                   Radio Broadcasting Business

        Nationwide Community Urban Redevelopment           Ohio                                   Redevelopment of blighted
        Corporation                                                                               areas within the City of
                                                                                                  Columbus, Ohio

        Insurance Intermediaries, Inc.                     Ohio                                   Insurance Broker and
                                                                                                  Insurance Agency

        Nationwide Cash Management Company                 Ohio                                   Investment Securities Agent

        California Cash Management Company              California                                Investment Securities Agent

        Nationwide Development Company                     Ohio                                   Owns, leases and manages
                                                                                                  commercial real estate

        Allnations, Inc.                                   Ohio                                   Promotes cooperative
                                                                                                  insurance corporations
                                                                                                  worldwide

        Gates, McDonald & Company of New York            New York                                 Workers Compensation Claims
                                                                                                  Administration

        Nationwide Indemnity Company                       Ohio                                   Reinsurance Company

        NWE, Inc.                                          Ohio                                   Special Investments

                                   117 of 131

                                                                            NO. VOTING SECURITIES
                                                                            (SEE ATTACHED CHART)
                                                                              UNLESS OTHERWISE
                                                          STATE OF                INDICATED
                           COMPANY                      ORGANIZATION                                    PRINCIPAL BUSINESS
          Nationwide Corporation                            Ohio                                    Organized for the purpose
                                                                                                    of acquiring, holding,
                                                                                                    encumbering, transferring,
                                                                                                    or otherwise disposing of
                                                                                                    shares, bonds, and other
                                                                                                    evidences of indebtedness,
                                                                                                    securities, and contracts
                                                                                                    of other persons,
                                                                                                    associations, corporations,
                                                                                                    domestic or foreign and to
                                                                                                    form or acquire the control
                                                                                                    of other corporations

          Nationwide Health Care Corporation                Ohio                                    Develops and operates
                                                                                                    Managed Care Delivery
                                                                                                    System

          InHealth, Inc.                                    Ohio                                    Health Maintenance
                                                                                                    Organization (HMO)

          InHealth Agency, Inc.                             Ohio                                    Insurance Agency

          InHealth Management Systems, Inc.                 Ohio                                    Develops and operates
                                                                                                    Managed Care Delivery
                                                                                                    System

     **   West Coast Life Insurance Company              California                                 Life Insurance Company

          Gates, McDonald & Company                         Ohio                                    Cost Control Business

          Gates, McDonald & Company of Nevada              Nevada                                   Self-Insurance
                                                                                                    Administration, Claims
                                                                                                    Examining, and Data
                                                                                                    Processing Services

          Nationwide Investors Services, Inc.               Ohio                                    Stock Transfer Agent

          Leber Direkt Insurance Company                   Germany                                  Life Insurance Company
     **   Nationwide Life Insurance Company                 Ohio                                    Life Insurance Company

                                   118 of 131

                                                                            NO. VOTING SECURITIES
                                                                            (SEE ATTACHED CHART)
                                                                              UNLESS OTHERWISE
                                                          STATE OF                INDICATED
                           COMPANY                      ORGANIZATION                                    PRINCIPAL BUSINESS
     **   Nationwide Property Management, Inc.              Ohio                                    Owns, leases, manages and
                                                                                                    deals in Real Property.

     **   MRM Investments, Inc.                             Ohio                                    Owns and operates a
                                                                                                    Recreational Ski Facility

     **   National Casualty Company                       Michigan                                  Insurance Company


     **   Nationwide Financial Services, Inc.               Ohio                                    Registered Broker-Dealer,
                                                                                                    Investment Manager and
                                                                                                    Administrator

      *   Nationwide Separate Account Trust             Massachusetts                               Investment Company

      *   Nationwide Investing Foundation II            Massachusetts                               Investment Company

      *   Financial Horizons Investment Trust           Massachusetts                               Investment Company
          PEBSCO Securities Corp.                         Oklahoma                                  Registered Broker-Dealer in
                                                                                                    Deferred Compensation
                                                                                                    Market

     **   National Premium and Benefit                    Delaware                                  Insurance Administrative
          Administration Company                                                                    Services

          Public Employees Benefit Services               Delaware                                  Marketing and
          Corporation                                                                               Administration of Deferred
                                                                                                    Employee Compensation Plans
                                                                                                    for Public Employees

          PEBSCO of Massachusetts Insurance             Massachusetts                               Markets and Administers
          Agency, Inc.                                                                              Deferred Compensation Plans
                                                                                                    for Public Employees

                                   119 of 131

                                                                          NO. VOTING SECURITIES
                                                                          (SEE ATTACHED CHART)
                                                                            UNLESS OTHERWISE
                                                         STATE OF               INDICATED
                         COMPANY                       ORGANIZATION                                    PRINCIPAL BUSINESS
        Public Employees Benefit Services                Alabama                                  Markets and Administers
        Corporation of Alabama                                                                    Deferred Compensation Plans
                                                                                                  for Public Employees

        Public Employees Benefit Services                Montana                                  Markets and Administers
        Corporation of Montana                                                                    Deferred Compensation Plans
                                                                                                  for Public Employees

        PEBSCO of Texas, Inc.                             Texas                                   Markets and Administers
                                                                                                  Deferred Compensation Plans
                                                                                                  for Public Employees

        Public Employees Benefit Services                Arkansas                                 Markets and Administers
        Corporation of Arkansas                                                                   Deferred Compensation Plans
                                                                                                  for Public Employees

        Public Employees Benefit Services               New Mexico                                Markets and Administers
        Corporation of New Mexico                                                                 Deferred Compensation Plans
                                                                                                  for Public Employees

        Wausau Lloyds                                     Texas                                   Texas Lloyds Company

        Wausau Service Corporation                      Wisconsin                                 Holding Company

        American Marine Underwriters, Inc.               Florida                                  Underwriting Manager

        Greater La Crosse Health Plans, Inc.            Wisconsin                                 Writes Commercial Health
                                                                                                  and Medicare Supplement
                                                                                                  Insurance

        Wausau Business Insurance Company                Illinois                                 Insurance Company

        Wausau Preferred Health Insurance               Wisconsin                                 Insurance and Reinsurance
        Company                                                                                   Company

        Wausau Insurance Co. Limited (U.K.)           United Kingdom                              Insurance and Reinsurance
                                                                                                  Company

        Wausau Underwriters Insurance Company           Wisconsin                                 Insurance Company

        Employers Life Insurance Company of             Wisconsin                                 Life Insurance Company
        Wausau

                                   120 of 131

                                                                          NO. VOTING SECURITIES
                                                                          (SEE ATTACHED CHART)
                                                                            UNLESS OTHERWISE
                                                         STATE OF               INDICATED
                         COMPANY                       ORGANIZATION                                    PRINCIPAL BUSINESS
        Employers Insurance of Wausau                   Wisconsin                                 Insurance Company
        A Mutual Company

        Wausau General Insurance Company                 Illinois                                 Insurance Company

        Countrywide Services Corporation                 Delaware                                 Products Liability,
                                                                                                  Investigative and Claims
                                                                                                  Management Services

        Wausau International Underwriters               California                                Special Risks, Excess and
                                                                                                  Surplus Lines Insurance
                                                                                                  Underwriting Manager

        Companies Agency, Inc. (Wisconsin)              Wisconsin                                 Insurance Broker

        Companies Agency Insurance Services of          California                                Insurance Broker
        California, Inc.

        Companies Agency of Idaho, Inc.                   Idaho                                   Insurance Broker

        Key Health Plan, Inc.                           California                                Pre-paid health plans

        Pension Associates of Wausau, Inc.              Wisconsin                                 Pension plan
                                                                                                  administration, record
                                                                                                  keeping and consulting and
                                                                                                  compensation consulting

        Companies Agency of Phoenix, Inc.                Arizona                                  Insurance Broker

        Companies Agency of Illinois, Inc.               Illinois                                 Acts as Collection Agent
                                                                                                  for Policies placed through
                                                                                                  Brokers

        Companies Agency of Kentucky, Inc.               Kentucky                                 Insurance Broker

        Companies Agency of Alabama, Inc.                Alabama                                  Insurance Broker

        Companies Agency of Pennsylvania, Inc.         Pennsylvania                               Insurance Broker

        Companies Agency of Massachusetts, Inc.       Massachusetts                               Insurance Broker

                                   121 of 131

                                                                          NO. VOTING SECURITIES
                                                                          (SEE ATTACHED CHART)
                                                                            UNLESS OTHERWISE
                                                         STATE OF               INDICATED
                         COMPANY                       ORGANIZATION                                    PRINCIPAL BUSINESS
        Companies Agency of New York, Inc.               New York                                 Insurance Broker

        Nationwide Financial Institution                Oklahoma                                  Life Insurance Agency
        Distributors Agency of Oklahoma, Inc.

        Nationwide Financial Institution                 Delaware                                 Insurance Agency
        Distributors Agency, Inc.

        Nationwide Financial Institution                   Ohio                                   Insurance Agency
        Distributors Agency of Ohio, Inc.

        Landmark Financial Services of New York,         New York                                 Life Insurance Agency
        Inc.

        Nationwide Financial Institution                 Alabama                                  Life Insurance Agency
        Distributors Agency of Alabama, Inc.

        Financial Horizons Securities                    Oklahoma                                 Broker Dealer
        Corporation

        Affiliate Agency of Ohio, Inc.                     Ohio                                   Life Insurance Agency

        Affiliate Agency, Inc.                           Delaware                                 Life Insurance Agency

        NEA Valuebuilder Investor Services, Inc.         Delaware                                 Life Insurance Agency

        NEA Valuebuilder Investor Services of            Alabama                                  Life Insurance Agency
        Alabama, Inc.

        NEA Valuebuilder Investor Services of         Massachusetts                               Life Insurance Agency
        Massachusetts, Inc.

        NEA Valuebuilder Investor Services of              Ohio                                   Life Insurance Agency
        Ohio, Inc.

        NEA Valuebuilder Investor Services of             Texas                                   Life Insurance Agency
        Texas, Inc.

        NEA Valuebuilder Investor Services of            Oklahoma                                 Life Insurance Agency
        Oklahoma, Inc.

        Nationwide Financial Institution                  Texas                                   Life Insurance Agency
        Distributors Agency of Texas, Inc.

        Colonial General Insurance Agency, Inc.          Arizona                                  Insurance Agency

        The Beak and Wire Corporation                      Ohio                                   Radio Tower Joint Venture

        Video Eagle, Inc.                                  Ohio                                   Operates Several Video
                                                                                                  Cable Systems

                                   122 of 131

                                                                            NO. VOTING SECURITIES
                                                                            (SEE ATTACHED CHART)
                                                                              UNLESS OTHERWISE
                                                          STATE OF                INDICATED
                           COMPANY                      ORGANIZATION                                    PRINCIPAL BUSINESS
      *   MFS Variable Account                              Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                          Separate Account

      *   Nationwide Multi-Flex Variable Account            Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                          Separate Account

      *   Nationwide Variable Account-II                    Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                          Separate Account

      *   Nationwide Variable Account                       Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                          Separate Account

      *   Nationwide DC Variable Account                    Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                          Separate Account

      *   Separate Account No. 1                            Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                          Separate Account

      *   Nationwide VLI Separate Account                   Ohio          Nationwide Life           Issuer of Life Insurance
                                                                          Separate Account          Contracts

      *   Nationwide Variable Account-3                     Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                          Separate Account

      *   Nationwide VLI Separate Account-2                 Ohio          Nationwide Life           Issuer of Life Insurance
                                                                          Separate Account          Contracts

      *   Nationwide VA Separate Account-A                  Ohio          Nationwide Life and       Issuer of Annuity Contracts
                                                                          Annuity Separate
                                                                          Account

      *   Nationwide Variable Account-4                     Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                          Separate Account

      *   Nationwide Variable Account-5                     Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                          Separate Account

      *   NACo Variable Account                             Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                          Separate Account

      *   Nationwide VLI Separate Account-3                 Ohio          Nationwide Life           Issuer of Life Insurance
                                                                          Separate Account          Contracts

      *   Nationwide VL Separate Account-A                  Ohio          Nationwide Life and       Issuer of Life Insurance
                                                                          Annuity Separate          Contracts
                                                                          Account

      *   Nationwide Variable Account-6                     Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                          Separate Account

      *   Nationwide Fidelity Advisor Variable              Ohio          Nationwide Life           Issuer of Annuity Contracts
          Account                                                         Separate Account

      *   Nationwide VA Separate Account-C                  Ohio          Nationwide Life and       Issuer of Annuity Contracts
                                                                          Annuity Separate
                                                                          Account

      *   Nationwide VA Separate Account-B                  Ohio          Nationwide Life and       Issuer of Annuity Contracts
                                                                          Annuity Separate
                                                                          Account

      *   Nationwide VA Separate Account-Q                  Ohio          Nationwide Life and       Issuer of Annuity Contracts
                                                                          Annuity Separate
                                                                          Account

      *   Nationwide Variable Account-8                     Ohio          Nationwide Life           Issuer of Annuity Contracts
                                                                          Separate Account

                                   123 of 131

                                                 NATIONWIDE INSURANCE ENTERPRISE                                        (left side}
 ______________________
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|     MEMBERSHIP       |
|     NONPROFIT        |
|    CORPORATION       |
|______________________|
 ________________________________________________________________________________________________
|                               EMPLOYERS INSURANCE OF WAUSAU                                    |
|                                    A MUTUAL COMPANY                                            |
|                                                                                                |=================================
|                         Contribution Note          Cost                                        |
|                         -----------------          ----                                        |
|                         Casualty                   $400,000,000                                |
|________________________________________________________________________________________________|
                 |                                    |
    _____________|_________________      _____________|__________________               _____________________
   |      WAUSAU INSURANCE CO.     |    |        WAUSAU SERVICE          |             |                     |
   |        (U.K.) LIMITED         |    |      CORPORATION (WSC)         |             |                     |
   |                               |    |                                |             |    WAUSAU LLOYDS    |
   |  Common Stock:   8,506,800    |    |   Common Stock:   1,000        |             |                     |
   |  -------------   Shares       |    |   -------------   Shares       |=============|                     |
   |                               |    |                                |             |                     |
   |                  Cost         |    |                   Cost         |             |                     |
   |                  ----         |    |                   ----         |             |    A TEXAS LLOYDS   |
   |  Employers--                  |    |   Employers--                  |             |                     |
   |  100%            $15,683,300  |    |   100%            $106,763,000 |             |                     |
   |_______________________________|    |________________________________|             |_____________________|
                                                        |
                                                        |     ______________________________
                                                        |    |        WAUSAU BUSINESS       |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  5,900,000    |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 -----        |
                                                        |    |  WSC-100%       $11,800,000  |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       WAUSAU UNDERWRITERS    |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  8,750        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                  Cost        |
                                                        |    |                  ----        |
                                                        |    |  WSC-100%        $24,560,006 |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       GREATER LA CROSSE      |
                                                        |    |       HEALTH PLANS, INC.     |
                                                        |    |                              |
                                                        |    |  Common Stock:  3,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-33.3%      $861,761     |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF ALABAMA, INC.       |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $100         |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |

















                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF KENTUCKY, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  ------------   Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |     OF PENNSYLVANIA, INC.    |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $100         |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |     OF MASSACHUSETTS, INC.   |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF NEW YORK, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |         OF IDAHO, INC.       |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |          OF PHOENIX          |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |
                                                        |     ______________________________
                                                        |    |     COUNTRYWIDE SERVICES     |
                                                        |    |          CORPORATION         |
                                                        |    |                              |
                                                        |    |  Common Stock:  100          |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $145,852     |
                                                        |    |______________________________|
                                                        |














                                                        |
                                                        |     ______________________________
                                                        |    |         WAUSAU GENERAL       |
                                                        |    |       INSURANCE COMPANY      |
                                                        |    |                              |
                                                        |    |  Common Stock:  200,000      |
                                                        |____|  ------------   Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $31,000,000  |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |     WAUSAU INTERNATIONAL     |
                                                        |    |         UNDERWRITERS         |
                                                        |    |                              |
                                                        |    |  Common Stock:  1,000        |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $10,000      |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |      INSURANCE SERVICES      |
                                                        |    |        OF CALIFORNIA         |
                                                        |    |                              |
                                                        |____|  Common Stock:  1,000        |
                                                        |    |  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $1,000       |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |        AMERICAN MARINE       |
                                                        |    |   UNDERWRITERS, INC. (AMU)   |
                                                        |    |                              |
                                                        |    |  Common Stock:  20           |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $248,222     |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________
                                                        |    |       COMPANIES AGENCY       |
                                                        |    |       OF ILLINOIS, INC.      |
                                                        |    |                              |
                                                        |    |  Common Stock:  250          |
                                                        |____|  -------------  Shares       |
                                                        |    |                              |
                                                        |    |                 Cost         |
                                                        |    |                 ----         |
                                                        |    |  WSC-100%       $2,500       |
                                                        |    |______________________________|
                                                        |
                                                        |     ______________________________      _____________________________
                                                        |    |    COMPANIES AGENCY, INC.    |    |     PENSION ASSOCIATES      |
                                                        |    |          (WISCONSIN)         |    |       OF WAUSAU, INC.       |
                                                        |    |                              |    |                             |
                                                        |    |  Common Stock:  100          |    |  Common Stock:  1,000       |
                                                        |____|  -------------  Shares       |____|  -------------  Shares      |
                                                             |                              |    |                             |
                                                             |                 Cost         |    |  Companies        Cost      |
                                                             |                 ----         |    |  Agency, Inc.     ----      |
                                                             |  WSC-100%       $10,000      |    |  (Wisconsin) --   $10,000   |
                                                             |______________________________|    |  100%                       |
                                                                                                 |_____________________________|

                                                  NATIONWIDE INSURANCE ENTERPRISE                                (right side)
                                                                                            _________________________________
                                                                                           | NATIONWIDE ENTERPRISE INSURANCE |
                                                                                           |            FOUNDATION           |
                                                                                           |                                 |
                                                                                           |            MEMBERSHIP           |
                                                                                           |            NONPROFIT            |
                                                                                           |           CORPORATION           |
                                                                                           |_________________________________|


    _________________________________________                                               ___________________________
   |                                         |                                             |                           |
===|           NATIONWIDE MUTUAL             |=============================================|     NATIONWIDE MUTUAL     |
   |              (CASUALTY)                 |                                             |            FIRE           |
   |_________________________________________|                                             |___________________________|
                  |               | |   |__________________________________________________________________  :
                  |               | |   |                                                                  | :
    ______________|__________     | |   |    _____________________________                    _____________|_:____________________
   |       ALLNATIONS        |    | |   |   |         NATIONWIDE          |                  |            NATIONWIDE              |
   |                         |    | |   |   |           GENERAL           |                  |            CORPORATION             |
   | Common Stock:  2,939    |    | |   |   |                             |                  |                                    |
   | -------------  Shares   |    | |   |   | Common Stock: 20,000 Shares |                  | Common Stock:           Control    |
   |                         |    | |   |___| -------------               |                  | -------------           -------    |
   |                  Cost   |    | |   |   |                             |                  | $13,092,790             100%       |
   |                  ----   |    | |   |   |                Cost         |                  |                                    |
   | Casualty-26%    $88,320 |    | |   |   |                ----         |                  |          Shares      Cost          |
   | Fire-26%        $88,463 |    | |   |   | Casualty-100%  $5,944,422   |                  |          -----       ----          |
   |_________________________|    | |   |   |_____________________________|                  | Casualty $12,443,280  $710,293,557 |
                                  | |   |                                                    | Fire         649,510    24,007,936 |
    _________________________     | |   |    _____________________________                   |                                    |
   |      FARMLAND MUTUAL    |    | |   |   |     NATIONWIDE PROPERTY     |                  |           (See Page 2)             |
   |     INSURANCE COMPANY   |    | |   |   |        AND CASUALTY         |                  |____________________________________|
   |                         |    | |   |   |                             |
   | Guaranty Fund           |____| |   |   | Common Stock: 60,000 Shares |
   | -------------           |______|   |___| -------------               |
   | Certificate             |          |   |                             |
   | -----------             |          |   |                   Cost      |
   |                         |          |   |                   ----      |
   |                Cost     |          |   | Casualty-100%    $6,000,000 |
   |                ----     |          |   |_____________________________|
   | Casualty       $500,000 |          |
   |_________________________|          |    _____________________________
                   |                    |   |     COLONIAL INS. CO.       |
    _______________|___________         |   |      OF CALIFORNIA          |
   |          F & B, INC.      |        |   |                             |
   |                           |        |   | Common Stock: 1,750 Shares  |
   | Common Stock:    1 Share  |        |___| -------------               |
   | -------------             |        |   |                             |
   |                           |        |   |                 Cost        |
   |                   Cost    |        |   |                 ----        |
   |                   ----    |        |   | Casualty-100%   $11,750,000 |
   | Farmland Mutual-  $10     |        |   |_____________________________|
   | 100%                      |        |
   |___________________________|        |    _____________________________        __________________________
        ____________________________    |   |         SCOTTSDALE          |      |     COLONIAL GENERAL     |
       |       FARMLAND LIFE        |   |   |     INSURANCE COMPANY       |      |  INSURANCE AGENCY, INC.  |
       |     INSURANCE COMPANY      |   |   |                             |      |                          |
       |                            |   |   | Common Stock: 30,136 Shares |      | Common Stock: 1 Share    |
       | Common Stock:  1,000,000   |___|___| -------------               |______| ------------             |
       | -------------  Shares      |   |   |                             |      |                          |
       |                            |   |   |                Cost         |      |              Cost        |
       |                Cost        |   |   |                ----         |      |              ----        |
       |                ----        |   |   | Casualty-100%  $150,000,000 |      | Scottsdale-  $1,082,336  |
       | Casualty-100%  $23,826,196 |   |   |_____________________________|      | 100%                     |
       |____________________________|   |                                        |__________________________|
                                        |    _____________________________
                                        |   |   NATIONWIDE AGRIBUSINESS   |
                                        |   |          INS. CO.           |
                                        |   |                             |
                                        |   | Common Stock:  1,000,000    |
                                        |   | -------------  Shares       |
                                        |   |                             |
                                        |___| Casualty-       Cost        |
                                        |   | 99.9%           ----        |
                                        |   |                 $26,300,981 |
                                        |   | Other Capital:              |
                                        |   | Casualty-                   |
                                        |   | Ptd.            $713,567    |
                                        |   |_____________________________|
                                        |




















                                        |    _____________________________                      ______________________________
                                        |   |    NECKURA HOLDING CO.      |                    |          NECKURA             |
                                        |   |        (NECKURA)            |                    |        INSURANCE CO.         |
                                        |   |                             |                    |                              |
                                        |   | Common Stock: 10,000 Shares |                    | Common Stock: 6,000 Shares   |
                                        |___| -------------               |____________________| -------------                |
                                        |   |                             |               |    |                              |
                                        |   |                 Cost        |               |    |               Cost           |
                                        |   |                 ---         |               |    |               ----           |
                                        |   | Casualty-100%   $87,943,140 |               |    | Neckura-100%  DM 6,000,000   |
                                        |   |_____________________________|               |    |______________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |        NECKURA LIFE         |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 4,000 Shares  |
                                        |                                                 |_____| -------------               |
                                        |                                                 |     |                             |
                                        |                                                 |     |                  Cost       |
                                        |                                                 |     |                  ----       |
                                        |                                                 |     | Neckura-100%  DM 15,825,681 |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |      NECKURA GENERAL        |
                                        |                                                 |     |    AUTO INSURANCE CO.       |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1,500 Shares  |
                                        |                                                 |_____| ------------                |
                                        |                                                 |     |                             |
                                        |                                                 |     |               Cost          |
                                        |                                                 |     |               ----          |
                                        |                                                 |     | Neckura-100%  DM 1,656,925  |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |      COLUMBUS SERVICE       |
                                        |                                                 |     |            GmbH             |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1 Share       |
                                        |                                                 |_____| -------------               |
                                        |                                                 |     |                             |
                                        |                                                 |     |                Cost         |
                                        |                                                 |     |                -----        |
                                        |                                                 |     |  Neckura-100%   DM 51,639   |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |                                                 |      _____________________________
                                        |                                                 |     |        AUTO DIRECT          |
                                        |                                                 |     |        INSURANCE CO.        |
                                        |                                                 |     |                             |
                                        |                                                 |     | Common Stock: 1,500 Shares  |
                                        |                                                 |     | -------------               |
                                        |                                                 |_____|                             |
                                        |                                                 |     |               Cost          |
                                        |                                                 |     |               ----          |
                                        |                                                 |     | Neckura-100%  DM 1,643,149  |
                                        |                                                 |     |_____________________________|
                                        |                                                 |
                                        |    _____________________________                |      ____________________________
                                        |   |          NATIONWIDE         |               |     |         SVM SALES          |
                                        |   |          DEVELOPMENT        |               |     |           GmbH             |
                                        |   |                             |               |     |                            |
                                        |   | Common Stock: 99,000 Shares |               |     | Common Stock: 50 Shares    |
                                        |   | -------------               |               |_____| -------------              |
                                        |   |                             |                     |                            |
                                        |___|                Cost         |                     |              Cost          |
                                        |   |                ---          |                     |              ----          |
                                        |   | Casualty-100%  $15,100,000  |                     | Neckura-100%  DM 50,000    |
                                        |   | Other Capital:              |                     |____________________________|
                                        |   | --------------              |
                                        |   | Casualty-Ptd.  $ 2,796,100  |
                                        |   |_____________________________|
                                        |
                                        |
                                        |    _____________________________
                                        |   |          SCOTTSDALE         |
                                        |   |          INDEMNITY          |
                                        |   |                             |
                                        |___| Common Stock: 50,000 Shares |
                                        |   | -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $8,800,000   |
                                        |   |_____________________________|
                                        |









                                        |    _____________________________
                                        |   |    NATIONWIDE INDEMNITY     |
                                        |   |                             |
                                        |   | Common Stock: 28,000 Shares |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $294,529,000 |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________        __________________________
                                        |   |          LONE STAR          |      |   COLONIAL COUNTY MUTUAL |
                                        |   |     GENERAL AGENCY, INC.    |      |     INSURANCE COMPANY    |
                                        |   |                             |      |                          |
                                        |   | Common Stock:  1,000 Shares |      | Surplus Debentures:      |
                                        |___| -------------               |______| -------------------      |
                                        |   |                             |______|                          |
                                        |   |                Cost         |      |          Cost            |
                                        |   |                ----         |      |          ----            |
                                        |   | Casualty       $5,000,000   |      | Colonial $500,000        |
                                        |   | 100%                        |      | Lone Star 150,000        |
                                        |   |_____________________________|      |__________________________|
                                        |
                                        |    _____________________________
                                        |   |         NATIONWIDE          |
                                        |   |      COMMUNITY URBAN        |
                                        |   |       REDEVELOPMENT         |
                                        |   |                             |
                                        |   | Common Stock: 10 Shares     |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $1,000       |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |         INSURANCE           |
                                        |   |    INTERMEDIARIES, INC.     |
                                        |   |                             |
                                        |   | Common Stock: 1,615 Shares  |
                                        |___| -------------               |
                                        |   |                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-100%  $1,615,000   |
                                        |   |_____________________________|
                                        |
                                        |    _____________________________
                                        |   |         NATIONWIDE          |
                                        |   |      CASH MANAGEMENT        |
                                        |   |                             |
                                        |   | Common Stock: 100 Shares    |
                                        |   | -------------               |
                                        |___|                             |
                                        |   |                Cost         |
                                        |   |                ----         |
                                        |   | Casualty-90%   $9,000       |
                                        |   | NW Fin Serv-    1,000       |
                                        |   | 10%                         |
                                        |   |_____________________________|
                                        |
                                        |
                                        |    _____________________________        __________________________
                                        |   |          CALIFORNIA         |      |      VIDEO EAGLE INC.    |
                                        |   |       CASH MANAGEMENT       |      |                          |
                                        |   |                             |      | Common Stock: 750 Shares |
                                        |   | Common Stock:  90 Shares    |      | -------------            |
                                        |___| -------------               |  ____|                          |
                                        |   |                             |  |   |              Cost        |
                                        |   |                Cost         |  |   |              ----        |
                                        |   |                ----         |  |   | NW Comm.-    $0          |
                                        |   | Casualty-100%  $9,000       |  |   | 100%                     |
                                        |   |_____________________________|  |   |__________________________|
                                        |                                    |
                                        |                                    |
                                        |                                    |
                                        |    _____________________________   |    __________________________
                                        |   |          NATIONWIDE         |  |   |       THE BEAK AND       |
                                        |   |     COMMUNICATIONS INC.     |  |   |     WIRE CORPORATION     |
                                        |   |                             |  |   |                          |
                                        |   | Common Stock: 14,750 Shares |  |   | Common Stock: 750 Shares |
                                        |___| -------------               |__|___| -------------            |
                                            |                             |      |                          |
                                            |                Cost         |      |           Cost           |
                                            |                ----         |      |           ----           |
                                            | Casualty-100%  $11,510,000  |      | NW Comm-  $531,000       |
                                            |                             |      | 100%                     |
                                            | Other Capital:              |      |__________________________|
                                            | --------------              |
                                            | Casualty-Ptd.     1,000,000 |
                                            |_____________________________|


                                                                                          Subsidiary Companies     - Solid Line
                                                                                          Associated Companies     - Dotted Line
                                                                                          Contractural Association - Double Line

                                                                                                          December 31, 1994

                                              NATIONWIDE INSURANCE ENTERPRISE                                           (left side)

                                           _______________________________________
                                          |                                       |
                                          |          EMPLOYERS INSURANCE          |___________________________________________
                                          |              OF WAUSAU                |___________________________________________
                                          |           A MUTUAL COMPANY            |
                                          |_______________________________________|













                                                                                                        __________________________
                                                                                                       |
                                                                                           ____________|__________________
                                                                                          |       NATIONWIDE LIFE        |
                                                                                          | Common Stock: 3,814,779      |
                                                                                          | ------------- Shares         |
                                                                                          |                              |
                                                                                          | NW Corp.-    Cost            |
                                                                                          | 100%         ----            |
                                                                                          |              $909,179,664    |
                                                                                          |______________________________|
                                                                                                      |
                     _________________________________________________________________________________|
                    |                                      |                      |
        ____________|____________               ___________|_______________       |        ______________________________
       |        NATIONWIDE       |             |     NATIONAL CASUALTY     |      |       |      FINANCIAL HORIZONS      |
       |    FINANCIAL SERVICES   |             | Common Stock: 100 Shares  |      |       |              LIFE            |
       | Common Stock: 7,676     |             | -------------             |      |       | Common Stock: 66,000         |
 ______| ------------- Shares    |        _____|                           |      |_______| ------------- Shares         |
|  ____|               Cost      |       |     |               Cost        |      |       | NW Life-       Cost          |
| |    |               ----      |       |     |               ----        |      |       | 100%           ----          |
| |    | NW Life-100% $5,996,261 |       |     | NW Life-100%  $66,132,811 |      |       |               $58,070,003    |
| |    |_________________________|       |     |___________________________|      |       |______________________________|
| |                                      |                 | |                    |
| |     _________________________        |      ___________|_|_____________       |
| |    |        NATIONWIDE       |       |     |                           |      |
| |    |    INVESTOR SERVICES    |       |     |                           |      |
| |    | Common Stock: 5 Shares  |       |     |       NCC OF AMERICA,     |      |
| |____| -------------           |       |     |      INC. (INACTIVE)      |      |        ______________________________
| |    |                         |       |     |                           |      |       |        WEST COAST LIFE       |
| |    | NW Fin. Serv.- Cost     |       |     |                           |      |       | Common Stock: 1,000,000      |
| |    |    100%        ----     |       |     |                           |      |       | ------------- Shares         |
| |    |                $5,000   |       |     |                           |      |_______|               Cost           |
| |    |_________________________|       |     |___________________________|      |       |               ----           |
| |                                      |                                        |       | NW Life-100%  $92,762,014    |
| |     _________________________        |      ___________________________       |       |______________________________|
| |    |        NATIONWIDE       |       |     |     HICKEY-MITCHELL       |      |
| |    |        INVESTING        |       |     |    INSURANCE AGENCY       |      |
| |    |       FOUNDATION        |       |     | Common Stock: 101 Shares  |      |
| |____|                         |       |_____|  -----------              |      |
|  ____|                         |             |                           |      |        ______________________________
| |    |                         |             |                Cost       |      |       | EMPLOYERS LIFE INSURANCE CO. |
| |    |                         |             |                ----       |      |       |        OF WAUSAU (EL)        |
| |    |   COMMON LAW TRUST      |             | Nat. Cas.-100% $4,701,200 |      |       |                              |
| |    |_________________________|             |___________________________|      |       | Common Stock: 250,000 Shares |
| |                                                         |                     |_______| -------------                |
| |     _________________________               ____________|______________       |       |                ----          |
| |    |        NATIONWIDE       |             |     NATIONAL PREMIUM &    |      |       | NW Life-100%   $165,627,416  |
| |    |        INVESTING        |             |  BENEFIT ADMINISTRATION   |      |       |______________________________|
| |____|        FOUNDATION II    |             | Common Stock: 10,000      |      |                    |
|  ____|                         |             | ------------  Shares      |      |                    |
| |    |                         |             |                Cost       |      |                    |
| |    |                         |             | Hickey-        ----       |      |         ___________|_________________
| |    |    COMMON LAW TRUST     |             | Mitchell-100%  $1,319,469 |      |        |       WAUSAU PREFERRED      |
| |    |_________________________|             |___________________________|      |        |        HEALTH INS. CO.      |
| |                                                                               |        |                             |
| |                                                                               |        | Common Stock: 200 Shares    |
| |     _________________________                                                 |        | -------------               |
| |    |       NATIONWIDE        |                                                |        |  EL -- 100%   Cost          |
| |____|    SEPARATE ACCOUNT     |                                                |        |               ----          |
|  ____|          TRUST          |                                                |        |              $51,413,193    |
| |    |    COMMON LAW TRUST     |                                                |        |_____________________________|
| |    |_________________________|                                                |
| |                                                                               |
| |                                                                               |
| |     _________________________                                                 |
| |    |   FINANCIAL HORIZONS    |                                                |        ______________________________
| |____|    INVESTMENT TRUST     |                                                |       |           NATIONWIDE         |
|______|         TRUST           |                                                |       |      PROPERTY MANAGEMENT     |
       |    COMMON LAW TRUST     |                                                |       | Common Stock: 59 Shares      |
       |_________________________|                                                |_______| -------------                |
                                                                                  |       |                              |
                                                                                  |       |                Cost          |
                                                                                  |       |                ----          |
                                                                                  |       | NW Life-100%   $1,907,896    |
                                                                                  |       |______________________________|
                                                                                  |                    |
                                                                                  |                    |
                                                                                  |                    |
                                                                                  |                    |
                                                                                  |        ____________|_________________
                                                                                  |       |     MRM INVESTMENTS, INC.    |
                                                                                  |       | Common Stock: 1 Share        |
                                                                                  |       | ------------                 |
                                                                                  |       |                              |
                                                                                  |       |                Cost          |
                                                                                  |       | Nat. Prop.     ----          |
                                                                                  |       | Mgmt.-100%     $550,000      |
                                                                                  |       |______________________________|
                                                                                  |
                                                                                  |
                                                                                  |        ___________________________
                                                                                  |       |        NWE, INC.          |
                                                                                  |       |                           |
                                                                                  |       | Common Stock: 100 Shares  |
                                                                                  |_______|                           |
                                                                                          | NW Life-100% Cost         |
                                                                                          |              ----         |
                                                                                          |             $35,971,375   |
                                                                                          |___________________________|



                                              NATIONWIDE INSURANCE ENTERPRISE                                           (middle)

                                 _______________________________________
                                |                                       |
________________________________|          NATIONWIDE MUTUAL            |___________________________________________________________
________________________________|              (CASUALTY)               |___________________________________________________________
                                |                                       |
                                |_______________________________________|
                                                    |               _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _
                                  __________________|______________|___
                                 |        NATIONWIDE CORPORATION       |
                                 | Common Stock:     Control:          |
                                 | -------------     -------           |
                                 |  13,092,790         100%            |
                                 |                                     |
                                 |           Shares       Cost         |
                                 |           ------       ----         |
                                 | Casualty  $12,443,280  $710,293,557 |
                                 | Fire          649,510    24,007,936 |
                                 |_____________________________________|
                                                    |
____________________________________________________|______________________________________________________________________________
                   |                                                    |                                          |
        ___________|_______________                        _____________|_____________                 ____________|______________
       |     PUBLIC EMPLOYEES      |                      |      GATES, McDONALD      |               |    FINANCIAL HORIZONS     |
       |    BENEFIT SERV. CORP.    |                      |      & COMPANY (GATES)    |               |  DISTRIBUTORS AGY., INC.  |
 ______| Common Stock: 236,494     |                      | Common Stock: 254 Shares  |               | Common Stock: 1,000 Shares|
|  ____| ------------- Shares      |                      | -------------             |___       _____| -------------             |
| |    |               Cost        |                      |                           |   |     |  ___|                           |
| |    | NW Corp.-     ----        |                      |               Cost        |   |     | |   |               Cost        |
| |    | 100%          $12,830,936 |                      |               ----        |   |     | |   | NW Corp.      ----        |
| |    |___________________________|                      | MW Corp.-     $22,126,323 |   |     | |   | 100%          $19,501,000 |
| |                                                       | 100%                      |   |     | |   |___________________________|
| |                                                       |___________________________|   |     | |
| |                                                                                       |     | |
| |                                                        ___________________________    |     | |
| |     ___________________________                       |   GATES, McDONALD & Co.   |   |     | |    ___________________________
| |    |     PEBSCO SECURITIES     |                      |        OF NEW YORK        |   |     | |   |    FINANCIAL HORIZONS     |
| |    |           CORP.           |                      | Common Stock: 3 Shares    |   |     | |   |     DISTRIBUTORS AGY.     |
| |____| Common Stock: 5,000       |                      | -------------             |___|     | |   |      OF ALABAMA, INC.     |
| |    | ------------- Shares      |                      |                           |   |     | |___| Common Stock: 10,000      |
| |    |                  Cost     |                      |                Cost       |   |     | |   |  -----------  Shares      |
| |    | Pub. Emp. Ben.   ----     |                      |                ----       |   |     | |   |               Cost        |
| |    | Serv.Corp.-100%  $25,000  |                      | Gates-100%     $106,947   |   |     | |   |               ----        |
| |    |___________________________|                      |                           |   |     | |   | FHDAI-100%    $100        |
| |                                                       |___________________________|   |     | |   |___________________________|
| |                                                                                       |     | |
| |                                                                                       |     | |
| |                                                        ___________________________    |     | |
| |     ___________________________                       |  GATES, McDONALD & Co.    |   |     | |
| |    |          PEBSCO OF        |                      |         OF NEVADA         |   |     | |    ___________________________
| |    |         NEW MEXICO        |                      |                           |   |     | |   |    LANDMARK FINANCIAL     |
| |    | Common Stock: 1,000       |                      |   Common Stock: 40 Shares |___|     | |   |        SERVICES OF        |
| |____| ------------- Shares      |                      |                           |         | |   |       NEW YORK, INC.      |
| |    |                   Cost    |                      |   Gates-100%    Cost      |         | |___| Common Stock: 10,000      |
| |    | Pub. Emp. Ben.    ----    |                      |                 ----      |         | |   | ------------- Shares      |
| |    | Serv.Corp.-100%   $1,000  |                      |                 $93,750   |         | |   |               Cost        |
| |    |___________________________|                      |___________________________|         | |   |               ----        |
| |                                                                                             | |   | FHDAI-100%    $10,100     |
| |                                                                                             | |   |___________________________|
| |                                                                                             | |
| |                                                                                             | |
| |     ___________________________                                                             | |
| |    |         PEBSCO OF         |                                                            | |
| |    |         ARKANSAS          |                                                            | |    ___________________________
| |    | Common Stock: 50,000      |                                                            | |   |    FINANCIAL HORIZONS     |
| |____| ------------- Shares      |                                                            | |   |      SECURITIES CORP.     |
| |    |                  Cost     |                                                            | |___| Common Stock: 10,000      |
| |    | Pub. Emp. Ben.   ----     |                                                            | |   | ------------- Shares      |
| |    | Serv.Corp. 100%  $500     |                                                            | |   |               Cost        |
| |    |___________________________|                                                            | |   |               ----        |
| |                                                                                             | |   | FHDAI-100%    $153,000    |
| |                                                                                             | |   |___________________________|
| |                                                                                             | |
| |     ___________________________                                                             | |
| |    |         PEBSCO OF         |                             ___________________________    | |
| |    |          MONTANA          |                            |  AFFILIATE AGENCY, INC.   |   | |    ___________________________
| |____| Common Stock: 500         |                            |                           |   | |   |                           |
| |    | ------------- Shares      |                            |  Common Stock: 100 Shares |__ | |   |     FINANCIAL HORIZONS    |
| |    |                   Cost    |                            |                           |   | |___|        DISTRIBUTORS       |
| |    | Pub. Emp. Ben.    ----    |                            |   FHDAI-100%    Cost      |   |  ___|       AGENCY OF TEXAS,    |
| |    | Serv.Corp.-100%  $500     |                            |                 ----      |   | |   |            INC.           |
| |    |___________________________|                            |                 $100      |   | |   |___________________________|
| |                                                             |___________________________|   | |
| |                                                                                             | |
| |                                                                                             | |
| |     ___________________________                                                             | |    ___________________________
| |    |         PEBSCO OF         |                                                            | |   |                           |
| |    |          ALABAMA          |                                                            | |___|     FINANCIAL HORIZONS    |
| |____| Common Stock: 100,000     |                                                            |  ___|      DISTRIBUTORS AGY.    |
| |    | ------------- Shares      |                                                            | |   |         OF OHIO, INC.     |
| |    |                  Cost     |                                                            | |   |___________________________|
| |    | Pub. Emp. Ben.   ----     |                                                            | |
| |    | Serv.Corp.-100%  $1,000   |                                                            | |
| |    |___________________________|                                                            | |
| |                                                                                             | |
| |     ___________________________                                                             | |
| |    |         PEBSCO OF         |                                                            | |    ___________________________
| |    |       MASSACHUSETTS       |                                                            | |   |                           |
| |    |   INSURANCE AGENCY, INC.  |                                                            | |___|    FINANCIAL HORIZONS     |
| |____| Common Stock: 1,000       |                                                            |  ___|     DISTRIBUTORS AGY.     |
| |    | ------------- Shares      |                                                            | |   |     OF OKLAHOMA, INC.     |
| |    |                   Cost    |                                                            | |   |___________________________|
| |    | Pub. Emp. Ben.    -----   |                                                            | |
| |    | Serv.Corp.-100%  $1,000   |                                                            | |
| |    |___________________________|                                                            | |    ___________________________
| |                                                                                             | |   |                           |
| |     ___________________________                                                             | |___|         AFFILIATE         |
| |____|                           |                                                            |_____          AGENCY OF         |
|______|         PEBSCO OF         |                                                                  |         OHIO, INC.        |
       |           TEXAS           |                                                                  |                           |
       |___________________________|                                                                  |___________________________|




                                              NATIONWIDE INSURANCE ENTERPRISE                                           (right side)

                       _______________________________________
                      |                                       |
______________________|          NATIONWIDE MUTUAL            |
______________________|             FIRE (FIRE)               |
                      |                                       |
                      |_______________________________________|
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _  _ _|












____________________________________________________________________
                        |                        |                  |
           _____________|_____________           |      ____________|______________
          |      NEA VALUEBUILDER     |          |     |      INHEALTH, INC.       |
          |  INVESTOR SERVICES, INC.  |          |     | Common Stock: 100         |
   _______| Common Stock: 500         |          |     | ------------  Shares      |
  |  _____| ------------- Shares      |          |     |               Cost        |
  | |     |               Cost        |          |     |               ----        |
  | |     | NW Corp.-     ----        |          |     | NW Corp.-                 |
  | |     | 100%          $5,000      |          |     | 100%          $12,046,413 |
  | |     |___________________________|          |     |___________________________|
  | |                                            |
  | |      ___________________________           |      ___________________________
  | |     |      NEA VALUEBUILDER     |          |     |         NATIONWIDE        |
  | |     |     INVESTOR SERVICES     |          |     |        HEALTH CARE        |
  | |_____|      OF ALABAMA, INC.     |          |_____| Common Stock: 15 Shares   |
  | |     | Common Stock: 500         |           _____| ------------              |
  | |     | ------------- Shares      |          |     |                           |
  | |     |               Cost        |          |     |               Cost        |
  | |     |               ----        |          |     | NW Corp.-     ----        |
  | |     | NEA-100%      $5,000      |          |     | 100%          $16,850,000 |
  | |     |___________________________|          |     |___________________________|
  | |                                            |
  | |      ___________________________           |      ___________________________
  | |     |      NEA VALUEBUILDER     |          |     |       INHEALTH MGT.       |
  | |     |     INVESTOR SERVICES     |          |     |       SYSTEMS, INC.       |
  | |     |        OF OHIO, INC.      |          |     | Common Stock: 100 Shares  |
  | |_____| Common Stock: 100         |          |_____| -------------             |
  | |     | ------------- Shares      |          |     |                           |
  | |     |               Cost        |          |     |               Cost        |
  | |     |               -----       |          |     | NW Health     ----        |
  | |     | NEA-91%       $5,000      |          |     | Care-100%   $25,149       |
  | |     |___________________________|          |     |___________________________|
  | |                                            |
  | |      ___________________________           |      ___________________________
  | |     |                           |          |     |         INHEALTH          |
  | |     |                           |          |     |        AGENCY, INC.       |
  | |     |      NEA VALUEBUILDER     |          |     | Common Stock: 99 Shares   |
  | |_____|     INVESTOR SERVICES     |          |_____| -------------             |
  | |     |       OF TEXAS, INC.      |                |               Cost        |
  | |     |                           |                | NW Health     ----        |
  | |     |                           |                | Corp.-99%   $116,077      |
  | |     |___________________________|                |___________________________|
  | |
  | |      ___________________________
  | |     |                           |
  | |     |                           |
  | |_____|      NEA VALUEBUILDER     |
  |_______|     INVESTOR SERVICES     |
          |      OF OKLAHOMA, INC.    |
          |                           |
          |___________________________|






Subsidiary Companies     --  Solid Line
Associated Companies     --  Dotted Line
Contractual Association  --  Double Line

December 31, 1994

Item 27.     NUMBER OF CONTRACT OWNERS

              The number of contract Owners of Qualified and Non-Qualified Contracts as of February 17, 1995 was 151,492 and 65,447 respectively.

Item 28.     INDEMNIFICATION

              Provision is made in the Company's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio. Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     PRINCIPAL UNDERWRITER

              (a) Nationwide Financial Services, Inc. ("NFS") acts as general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, NACo Variable Account and the Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates.

                   NFS also acts as principal underwriter for the Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, and Nationwide Investing Foundation II, which are open-end management investment companies.

         (b)            NATIONWIDE FINANCIAL SERVICES, INC.
                             DIRECTORS AND OFFICERS

                                                                  POSITIONS AND OFFICES
                  NAME AND BUSINESS ADDRESS                         WITH UNDERWRITER
         Lewis J. Alphin                                                Director
         519 Bethel Church Road
         Mount Olivet, NC  28365

         Willard J. Engel                                               Director
         1100 E. Main Street
         Marshall, MN 56258

         Fred C. Finney                                                 Director
         1558 West Moreland Road
         Wooster, OH  44691

                                   126 of 131

         (b)            NATIONWIDE FINANCIAL SERVICES, INC.
                             DIRECTORS AND OFFICERS

         Peter F. Frenzer                                                   Vice Chairman, President
         One Nationwide Plaza                                                     and Director
         Columbus, OH  43215

         Charles L. Fuellgraf, Jr.                                                  Director
         600 South Washington Street
         Butler, PA  16001

         Henry S. Holloway                                                          Director
         1247 Stafford Road
         Darlington, MD  21034

         Gordon E. McCutchan                                            Executive Vice President-Law and
         One Nationwide Plaza                                            Corporate Services and Director
         Columbus, OH  43215

         D. Richard McFerson                                                      President and
         One Nationwide Plaza                                          Chief Executive Officer--Nationwide
         Columbus, OH  43215                                            Insurance Enterprise and Director

         David O. Miller                                                            Director
         115 Sprague Drive
         Hebron, Ohio  43025

         C. Roy Noecker                                                             Director
         2770 State Route 674 South
         Ashville, OH 43103

         James F. Patterson                                                         Director
         8765 Mulberry Road
         Chesterland, OH  44026

         Robert H. Rickel                                                           Director
         P.O. Box 319
         Bayview, ID  83803

         Arden L. Shisler                                                           Director
         2724 West Lebanon Road
         Dalton, OH  44618

         Robert L. Stewart                                                          Director
         88740 Fairview Road
         Jewett, OH  43986

         Nancy C. Thomas                                                            Director
         10835 Georgetown Street NE
         Louisville, OH  44641

         Harold W. Weihl                                               Chairman of the Board of Directors
         14282 King Road
         Bowling Green, OH  43402

         W. Sidney Druen                                                    Senior Vice President and
         One Nationwide Plaza                                                  General Counsel and
         Columbus, OH  43215                                                   Assistant Secretary

         Robert A. Oakley                                                  Executive Vice President -
         One Nationwide Plaza                                                Chief Financial Officer
         Columbus, OH  43215

                                   127 of 131

         (b)            NATIONWIDE FINANCIAL SERVICES, INC.
                             DIRECTORS AND OFFICERS

         James F. Laird, Jr.                                               Vice President and General
         One Nationwide Plaza                                                 Manager and Treasurer
         Columbus, OH  43215

         Peter J. Neckermann                                                     Vice President
         One Nationwide Plaza
         Columbus, OH  43215

         Harry S. Schermer                                                Vice President - Investments
         One Nationwide Plaza
         Columbus, OH  43215

         Rae I. Mercer                                                              Secretary
         One Nationwide Plaza
         Columbus, OH  43215

          (c)    NAME OF        NET UNDERWRITING      COMPENSATION ON
                PRINCIPAL        DISCOUNTS AND         REDEMPTION OR          BROKERAGE
               UNDERWRITER        COMMISSIONS          ANNUITIZATION         COMMISSIONS         COMPENSATION
               -----------      ----------------      ---------------        -----------         ------------
                Nationwide            N/A                   N/A                  N/A                  N/A
                 Financial
                 Services,
                   Inc.

                                   128 of 131

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

          Joseph F. Ciminero
          Nationwide Life Insurance Company
          One Nationwide Plaza
          Columbus, OH  43216

Item 31.  MANAGEMENT SERVICES

          Not Applicable

Item 32.  UNDERTAKINGS

          The Registrant hereby undertakes to:

           (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

           (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

           (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

           The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC
           Section 403(b)(11).

                                   129 of 131

                                   Offered by
                        Nationwide Life Insurance Company




                        NATIONWIDE LIFE INSURANCE COMPANY




                        Nationwide Variable Account - II

                  Individual Deferred Variable Annuity Contract




                                   PROSPECTUS




                                   May 1, 1995




                                   130 of 131

                                   SIGNATURES

     As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT- II, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 20th day of October 1995.

                                               NATIONWIDE VARIABLE ACCOUNT-II
                                            -----------------------------------
                                                        (Registrant)

                                             NATIONWIDE LIFE INSURANCE COMPANY
                                            -----------------------------------
                                                         (Depositor)

                                                     By/s/JOSEPH P. RATH
                                            -----------------------------------
                                                        Joseph P. Rath
                                                      Vice President and
                                                   Associate General Counsel

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 20th day of October 1995.

             SIGNATURE                                  TITLE
LEWIS J. ALPHIN                                        Director
----------------------------
Lewis J. Alphin

WILLARD J. ENGEL                                       Director
----------------------------
Willard J. Engel

FRED C. FINNEY                                         Director
----------------------------
Fred C. Finney

PETER F. FRENZER                              President/Chief Operating
----------------------------                     Officer and Director
Peter F. Frenzer

CHARLES L. FUELLGRAF, JR.                              Director
----------------------------
Charles L. Fuellgraf, Jr.

HENRY S. HOLLOWAY                               Chairman of the Board
----------------------------                         and Director
Henry S. Holloway

D. RICHARD MCFERSON                      Chief Executive Officer and Director
----------------------------
D. Richard McFerson

DAVID O. MILLER                                        Director
----------------------------
David O. Miller

C. RAY NOECKER                                         Director
----------------------------
C. Ray Noecker

ROBERT A. OAKLEY                              Executive Vice President-
----------------------------                   Chief Financial Officer
Robert A. Oakley

JAMES F. PATTERSON                                     Director                         By/s/JOSEPH P. RATH
----------------------------                                                        ----------------------------
James F. Patterson                                                                         Joseph P. Rath
                                                                                          Attorney-in-Fact

ROBERT H. RICKEL                                       Director
----------------------------
Robert H. Rickel

ARDEN L. SHISLER                                       Director
----------------------------
Arden L. Shisler

ROBERT L. STEWART                                      Director
----------------------------
Robert L. Stewart

NANCY C. THOMAS                                        Director
----------------------------
Nancy C. Thomas

HAROLD W. WEIHL                                        Director
----------------------------
Harold W. Weihl

                                   131 of 131